UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

(FROST LOGO)

FROST CORE GROWTH EQUITY FUND
FROST DIVIDEND VALUE EQUITY FUND
FROST STRATEGIC BALANCED FUND
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
FROST HOOVER SMALL-MID CAP EQUITY FUND
FROST INTERNATIONAL EQUITY FUND
FROST LOW DURATION BOND FUND
FROST TOTAL RETURN BOND FUND
FROST MUNICIPAL BOND FUND
FROST LOW DURATION MUNICIPAL BOND FUND
FROST KEMPNER TREASURY AND INCOME FUND
FROST LKCM MULTI-CAP EQUITY FUND
FROST LKCM SMALL-MID CAP EQUITY FUND

ANNUAL REPORT                                                      JULY 31, 2008

                                                  INVESTMENT ADVISER:
                                                  FROST INVESTMENT ADVISORS, LLC

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Shareholders' Letter ....................................................      1

Management Discussion of Fund Performance ...............................      3

Schedules of Investments ................................................     30

Statements of Assets and Liabilities ....................................     68

Statements of Operations ................................................     71

Statements of Changes in Net Assets .....................................     74

Financial Highlights ....................................................     78

Notes to Financial Statements ...........................................     80

Report of Independent Registered Public Accounting Firm .................     90

Trustees and Officers of The Advisors' Inner Circle Fund II .............     92

Disclosure of Fund Expenses .............................................     98

Board Consideration of Approving the Advisory Agreement & Sub-Advisory
   Agreements ...........................................................    100

Notice to Shareholders ..................................................    102

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds' Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

July 31, 2008

Dear Shareholders:

We are pleased to provide you with our annual report for the period ended July 31, 2008 on The Advisors' Inner Circle Fund II funds managed by Frost Investment Advisors, LLC ("FIA" or Advisor).

The Advisor was created in December 2007 and is a registered investment advisor that provides institutional investors access to both separately managed portfolios and to ten retail and thirteen institutional mutual funds managed by the Advisor. As of July 31, 2008, mutual fund assets of FIA totaled $1.83 billion. The Advisor is owned by Frost Bank, a subsidiary of San Antonio-based Cullen/Frost Bankers Inc. (NYSE: CFR). The financial holding company has assets of $13.7 billion and trust assets of $23.9 billion.

The assets managed by the Advisor have a long history with Frost Bank, representing the personal trust funds and employee benefit portfolios formerly managed by the Frost Investment team. These pooled and collective funds were converted through non-taxable events on April 25, 2008 for the personal trust funds and on June 30, 2008 for the employee benefit funds. While the actual history of the mutual funds only covers a short period of time, the prior history of the former trust department funds is preserved and highlighted in the mutual fund prospectus.

Following the conversions of the Frost Bank Common Trust Funds, the Frost family of funds was comprised of two taxable and two tax free bond funds, one large cap growth equity fund, one large cap value equity fund and a more recently established strategic balanced fund -- all managed by the Advisor. In addition, the Advisor continued long standing relationships with Thornburg Investment Management, the sub-advisor for the Frost International Equity Fund; Hoover Investment Management, the sub-advisor for the Frost Small-Mid Cap Equity Fund; Luther King Capital Management Company, sub-advisor for both the Frost LKCM Small-Mid Cap Equity and the LKCM Multi-Cap Equity Funds; and Kempner Capital Management Company, the sub-advisor for the Frost Kempner Multi-Cap Deep Value Equity and the Treasury and Income Funds. Many of these relationships had been in place for many years prior to the formation of the investment advisor structure.

Investors and shareholders today that participate in these portfolios include the Frost National Bank retirement plan, FIA investment advisory clients and others seeking investment management direction from the seasoned team of professionals affiliated with the mutual fund management.

This annual report discusses the Frost mutual funds for the period ended July 31, 2008. With the exception of the Strategic Balanced Fund, the Institutional Class Shares of the funds commenced operations on April 25, 2008 and Class A Shares commenced operations on June 30, 2008. The Strategic Balanced Institutional Class Shares and Class A Shares both commenced operations on June 30, 2008. There are three funds that do not have a Class A equivalent, both funds sub-advised by Luther King Capital Management Company and the Treasury and Income Fund sub-advised by the Kempner Capital Management Company. On the following pages you will find specific details of each funds' portfolio, performance history for the short "since inception" period as well as a brief market commentary from the investment team highlighting the issues confronting their fund management.

MARKET LANDSCAPE

The current element impacting our capital markets has been economic volatility. This issue extends well beyond the short year-to-date tenure of our mutual funds. Decelerating earnings growth, unsustainable housing prices, questionable mortgage lending practices and punishing fuel prices have resulted in a rocky period for nearly every investor and asset class. The month of July continued to remind investors of the difficult second quarter of 2008 where we witnessed the Dow Jones Industrial Average suffering its third straight quarterly decline. Nearly all global markets have been moving downward in tandem with the U.S. exchanges except for a few holdouts such as Canada (natural resource driven) and surprisingly, Japan.

Over the past several months, recession-driven talk has also been in the headlines on a near daily basis and most recently in the minds and actions of the central bankers. During the period between August of last year and this past April, the Federal Reserve lowered interest rates a total of seven times. While the debate on the timing of this recession continues, investors and consumers alike have no doubt we are in its midst. From the investor's perspective, we have seen its impact on the skittish financial markets. Meanwhile, the consumers have noted their convictions at the retail and discretionary level.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

As the market noise continues, the investment management team at FIA will continue its disciplined investment approach throughout this period of volatility. While we believe a "bottoming-out" in the market will likely occur during the next several months, it will take time to work through the trauma of the recent credit bust and de-leveraging of the consumer. The markets will also continue to have distractions as we enter the inevitable phase of this election cycle and as discussions begin anew on healthcare, fuel costs, defense spending, the economy and environment.

Given the volatile start of the third quarter, we expect it to end on a stressful note as well. The financial hand wringing has resulted in several asset classes falling to reasonable valuations by historical standards. As opportunities avail themselves, each of our fund managers and analysts will continue their disciplined approach in evaluating new research ideas for their respective funds. It is during these periods of stress that investors need to remind themselves that the financial markets will recover and show signs of life long before economic traumas are behind us, or the media declares that relief is in sight. Markets do indeed revert back to some sort of normalcy over time, but it is also during these periods that manager and investors alike must maintain their style, discipline and objectives.

THIS REPRESENTS THE ADVISOR'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE

Sincerely,


/s/ Tom L. Stringfellow
Tom L. Stringfellow, CFA, CPA, CFP
Executive Vice President

THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE          JULY 31, 2008

FUND OBJECTIVE:

The Frost Core Growth Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.

MARKET COMMENTARY

     - During the period, a shift occurred in investor preferences, as the strong themes prevalent during the past two years, namely investing in energy and materials, retreated into the bottom performing groups, a move exacerbated in July as momentum investors joined the rush for the exits. Materials, those companies in the mining, metals, fertilizer and precious metals sector, had benefited from a strong demand from rapidly growing emerging market economies, whose growth has become suspect as the world copes with high inflation, a credit crisis, and slow income growth. Meanwhile the laggards of the past two years, namely financials and consumer oriented companies, rallied sharply. Financials, particularly banks and brokers, have had many rallies in 2008, yet they have been short lived.

     - Other groups that performed well were health care and consumer staples. The latter benefited, as companies in the food, beverage and household product arena were able to raise prices to cope with higher input costs. Technology stocks performed better as many have good cash flows, little debt, and low valuations. The industrial sector, many of whom have a high percentage of revenues coming from outside the USA, and have benefited from a weak dollar, were a weak group as the dollar started to rally for the first time in over a year.

PORTFOLIO STRATEGY

     - The Fund had performed better than its benchmark, the S&P 500/Citigroup Growth Index, during April and May, but declined more in July, due to higher exposure to the materials sector. Fund performance since inception (April 25, 2008 for the Institutional Class Shares) through July 31, 2008 was -6.60% compared to the benchmark performance of -6.99% for the S&P 500/Citigroup Growth Index. The Class A Shares performance since inception (June 30, 2008) through July 31, 2008 was -3.31% compared to -2.71% for the benchmark. While underweight in energy stocks, those owned by the Fund are more volatile, thus as oil prices dropped from the highs seen in June, the stocks suffered more proportionally. The low exposure to consumer discretionary companies also hurt the Fund, as these rallied in the period. However, the consumer is in a belt tightening mode, due to high gasoline prices, a weak housing market and little growth in inflation adjusted incomes. We are suspect of the rally in retail stocks.

     - Investor attitudes are extremely cautious and nervousness prevails. Recent surveys show that the percentage of investors that are bearish is at levels last seen at the market lows in 1987 and 2003, which in itself is bullish. The Fund is considering adding to health care and technology holdings in the forthcoming months.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE S&P 500 INDEX IS A MARKET-VALUE WEIGHTED INDEX CONSISTING OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION, WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500/CITIGROUP GROWTH INDEX CONTAINS THOSE SECURITIES OF THE S&P 500 INDEX WITH GROWTH CHARACTERISTICS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE          JULY 31, 2008

GROWTH OF A $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

                                      ANNUALIZED   ANNUALIZED   ANNUALIZED
                           ONE YEAR     3 YEAR       5 YEAR      INCEPTION
                            RETURN*     RETURN*      RETURN*     TO DATE*
                           --------   ----------   ----------   ----------
Institutional Class(1)       -5.55%      3.90%        6.90%        3.72%
Class A(2)                   -5.74%      3.66%        6.66%        3.47%
Class A, with load(2)(3)    -11.16%      1.62%        5.39%        2.48%

               Frost Core            Frost Core           S&P 500/
           Growth Equity Fund,      Growth Equity        Citigroup
          Institutional Class(1)   Fund, Class A(2)     Growth Index
         -----------------------   ----------------     ------------
5/31/2002         $10,000              $ 9,425            $10,000
2002                8,452                7,964              8,574
2003                8,973                8,427              9,621
2004                9,828                9,222             10,511
2005               11,168               10,445             11,539
2006               11,432               10,655             11,468
2007               13,261               12,342             13,355
2008               12,525               11,634             12,515

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(3)  REFLECTS 5.75% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. HOWEVER, THE EARLIEST DATE FOR WHICH RELIABLE RECORDS EXIST TO SUPPORT THE CALCULATION OF THE PREDECESSOR FUND'S PERFORMANCE IS MAY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD FROM APRIL 25, 2008 TO JUNE 30, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF THE INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES. THE CUMULATIVE RETURNS FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, FROM THEIR INCEPTION TO JULY 31, 2008, WERE (6.60)% AND (3.31)%, RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE       JULY 31, 2008

FUND OBJECTIVE:

The Frost Dividend Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income.

MARKET COMMENTARY

     - Early in the quarter ending July 31, 2008, the Fund's overweight positions in energy and materials benefited performance due to rising commodity prices and supply concerns, however, toward the latter part of the quarter, we saw a reversal of the upward price spiral of oil, natural gas, and many industrial commodity prices.

     - Although we remain bullish on the long-term supply/demand equation for fossil fuels and many commodities, we have reduced our overweight positions in these sectors as stocks react to declining prices.

     - Other recent changes in asset allocations include an increase in the health care sector. This is an industry which faces political headwinds; however, we feel that is priced into the stocks and many offer above average dividend yields which is consistent with our objective.

     - We have also increased our weighting in consumer staples because of their defensive characteristics in an uncertain market.

     - We have made some small increases in the financial sector primarily through purchases of shares in high quality regional banks. We remain underweight in the sector because we are not convinced that problems such as housing foreclosures and sub-prime credits have been resolved.

PORTFOLIO STRATEGY

     - Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that pay, or are expected to pay, dividends. We seek to identify and invest in companies that are selling at a discount to their intrinsic value, have a dividend that is growing at least as fast as inflation, and whose yield is greater than the market or its sector average. We also seek to manage the Fund in a tax-efficient manner by having low portfolio turnover.

     - Fund performance since inception (April 25, 2008 for the Institutional Class Shares) through July 31, 2008 was -7.28% compared to the benchmark performance of -10.79% for the S&P 500/Citigroup Value Index. This out-performance was due to an increased weighting in energy and materials and an underweight in the financial sector. The Class A Shares performance since inception (June 30, 2008) through July 31, 2008 was -1.07% compared to 1.36% for the benchmark.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE S&P 500 INDEX IS A MARKET-VALUE WEIGHTED INDEX CONSISTING OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION, WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500/CITIGROUP VALUE INDEX CONTAINS THOSE SECURITIES OF THE S&P 500 INDEX WITH VALUE CHARACTERISTICS.

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE       JULY 31, 2008

GROWTH OF A $10,000 INVESTMENT

                               (PERFORMANCE GRAPH)

                                      ANNUALIZED   ANNUALIZED   ANNUALIZED
                           ONE YEAR     3 YEAR       5 YEAR      INCEPTION
                            RETURN*     RETURN*      RETURN*     TO DATE*
                           --------   ----------   ----------   ----------
Institutional Class(1)      -4.14%       8.53%       11.69%        7.15%
Class A(2)                  -4.35%       8.25%       11.44%        6.89%
Class A, with load(2)(3)    -9.89%       6.13%       10.14%        5.86%

               Frost Dividend         Frost Dividend         S&P 500/
             Value Equity Fund,        Value Equity         Citigroup
           Institutional Class(1)     Fund, Class A(2)     Value Index
           ----------------------     ----------------     -----------
5/31/2002         $10,000                $ 9,425            $10,000
2002                8,870                  8,351              8,525
2003                8,809                  8,272              9,291
2004               10,218                  9,570             10,908
2005               11,976                 11,205             12,923
2006               13,523                 12,616             14,435
2007               15,972                 14,863             16,718
2008               15,311                 14,215             14,068

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(3)  REFLECTS 5.75% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. HOWEVER, THE EARLIEST DATE FOR WHICH RELIABLE RECORDS EXIST TO SUPPORT THE CALCULATION OF THE PREDECESSOR FUND'S PERFORMANCE IS MAY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD FROM APRIL 25, 2008 TO JUNE 30, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF THE INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES. THE CUMULATIVE RETURNS FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, FROM THEIR INCEPTION TO JULY 31, 2008, WERE (7.28)% AND (1.07)%, RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II                 FROST STRATEGIC BALANCED FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE          JULY 31, 2008

FUND OBJECTIVE:

The investment objective of the Frost Strategic Balanced Fund (the "Fund") is to seek long-term capital appreciation and current income.

MARKET COMMENTARY

     - July proved to be an environment where investors were faced with extreme sector rotation and an unwinding of the themes that have largely dominated since the credit crunch began a year ago.

     - 2008 has presented a challenging investment climate due to a confluence of market factors which resulted in negative returns for the majority of global equity markets. Over the period, rising food and energy prices continued to put upward pressure on global inflation even as the U.S., Japan and major Western European economies grew at sub-trend pace, raising the specter of a staglflationary environment.

     - U.S. financials, a dramatically underperforming sector during a period of a credit crunch, deleveraging, bank recapitalizations, with the creation of special liquidity facilities by the Federal Reserve to offer some much-needed support, abruptly came back with a nearly 800 basis points of outperformance versus the S&P 500 in July alone.

     - Previous strategies favoring the growth investment style were superseded by value factors, such as buying cheap stocks, as well as smaller company stocks, came into vogue.

     - International stocks continued to be weaker, and underperformed the U.S., as investors were concerned about the spreading housing malaise and fears of a global slowdown became more acute.

     - Domestic fixed income appears to be in a trading range, with long-dates U.S. treasuries trading in a narrow range from 3.75% to 4.25%, despite inflation of over 5.5%.

     - Credit risks remain elevated and this continues to wear on both equity and credit markets.

     - U.S. housing is still beset by a combination of still weakening prices in 85% of major markets (Case-Shiller home price indices), bloated inventories and tight mortgage credit conditions; and senior bank loan officers continue to be cautious in their lending behavior.

     - Oil and other commodities are substantially softer on the basis of evidence of demand destruction and global slowing; this has caused the former leadership sectors of energy and materials to lag.

PORTFOLIO STRATEGY

     - The Fund primarily uses its allocation across equity, fixed income, and alternative asset classes, such as real estate and infrastructure, to manage risk and return.

     -    The manager is positioned to be broadly diversified.

     - The Fund is defensively positioned with a greater allocation to fixed income and cash relative to the benchmark.

     - The manager has been reducing allocation to global equity, particularly developed markets' equity, based on the evidence of an increasing global slowdown.

     - The Manager remains cautious on the outlook for profits and in particular, for the profits of the key banking sector; housing still needs to stabilize and credit markets must ease before a more sanguine view may be formulated.

     - U.S. treasuries do not offer compelling value given that current inflation is over 100 basis points higher than yields on a year-over-year basis; however, an allocation to U.S. fixed income remains an important component of managing downside risk to the Fund's stock allocation; in other words, the manager views capital preservation as critical in the present environment.

THE ADVISORS' INNER CIRCLE FUND II                 FROST STRATEGIC BALANCED FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE          JULY 31, 2008

     - The U.S. dollar appears to have completed a long-cycle base versus major developed market countries; similar bases have occurred previously in the late 1980s, during the 1990-91 recession, and the 1990s mid-cycle pause. Given the Advisor's views, the Fund's allocation to global unhedged bonds is likely to be reduced.

     - The Fund continues to favor a greater allocation to growth over value, despite the recent style rotation that was evidenced in July; an allocation to growth tends to overweight the defensive sectors such as consumer staples and healthcare; and also gives a higher exposure to information technology, which has demonstrated relatively good earnings power in the second quarter.

     - The manager's view is that the U.S. economy will remain weak for the balance of 2008 and for at least the first-half of 2009, and this, along with reduced global growth, should operate to moderate inflation, which is still too high.

     - Fund performance since inception (June 30, 2008) through July 31, 2008 was -2.25% (Institutional Class Shares) and -2.27% (Class A Shares) compared to -0.87% for the 48/12/40 Hybrid of the S&P 500 Index, MSCI All Country World ex-U.S. Index and Lehman U.S. Aggregate Bond Index.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE S&P 500 INDEX IS A MARKET-VALUE WEIGHTED INDEX CONSISTING OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION, WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD EX-U.S. INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION WEIGHTED INDEX COMPOSED OF APPROXIMATELY 2,000 COMPANIES, AND IS REPRESENTATIVE OF THE MARKET STRUCTURE OF 47 DEVELOPED AND EMERGING MARKET COUNTRIES IN NORTH AND SOUTH AMERICA, EUROPE, AFRICA, AND THE PACIFIC RIM, EXCLUDING SECURITIES OF U.S. ISSUERS. THE LEHMAN U.S. AGGREGATE BOND INDEX REPRESENTS SECURITIES THAT ARE SEC REGISTERED, TAXABLE AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES AND ASSET-BACKED SECURITIES.

THE ADVISORS' INNER CIRCLE FUND II                 FROST STRATEGIC BALANCED FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE          JULY 31, 2008

GROWTH OF A $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

                                      ANNUALIZED
                           ONE YEAR   INCEPTION
                            RETURN*    TO DATE*
                           --------   ----------
Institutional Class(1)       -4.44%     3.76%
Class A(1)                   -4.74%     3.46%
Class A, with load(1)(2)    -10.26%     0.43%

           Frost Strategic                        48/12/40
            Balanced Fund,   Frost Strategic    Hybrid of the                  MSCI ALl        Lehman U.S.
            Institutional     Balanced Fund,     Following        S&P 500    Country World      Aggregate
              Class(1)        Class A(1)         3 Indexes         Index     ex-U.S. Index      Bond Index
           ---------------   ---------------    -------------     -------    -------------     -----------
7/31/2006    $10,000             $ 9,425           $10,000        $10,000       $10,000          $10,000
2007          11,267              10,592            11,321         11,613        12,975           10,556
2008          10,766              10,089            10,862         10,325        11,550           11,207

                             Period ended July 31st

(1) BOTH INSTITUTIONAL CLASS SHARES AND CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(2)  REFLECTS 5.75% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO JUNE 30, 2008 FOR BOTH THE INSTITUTIONAL CLASS SHARES AND THE CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. HOWEVER, THE EARLIEST DATE FOR WHICH RELIABLE RECORDS EXIST TO SUPPORT THE CALCULATION OF THE PREDECESSOR FUND'S PERFORMANCE IS JULY 31, 2006 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. THE CUMULATIVE RETURNS FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, FROM THEIR INCEPTION TO JULY 31, 2008, WERE (2.25)% AND (2.27)%, RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II                       FROST KEMPNER MULTI-CAP
MANAGEMENT DISCUSSION OF FUND PERFORMANCE                DEEP VALUE EQUITY FUND
                                                         JULY 31, 2008

FUND OBJECTIVE:

The Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund") seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period.

MARKET COMMENTARY

     - The market has rewarded energy and commodity related investments while penalizing financial sector investments, until very recently.

     - There have been volatile swings in the market sectors which have made it difficult to identify true market leadership.

     - Value investing has been punished relative to growth-focused investing, until very recently.

PORTFOLIO STRATEGY

     - Fund performance since inception (April 25, 2008 for the Institutional Class Shares) through July 31, 2008 was -8.69% compared to the benchmark performance of -10.79% for the S&P 500/Citigroup Value Index. The Class A Shares performance since inception (June 30, 2008) through July 31, 2008 was 0.43% compared to 1.36% for the benchmark.

     - We believe financials were well oversold and energy stocks have been overbought. Minimal exposure to the energy sector and a concentration in banks, multi-line insurance companies and anything financial contributed to the performance over the April 25, 2008 to July 31, 2008 timeframe.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE S&P 500 INDEX IS A MARKET-VALUE WEIGHTED INDEX CONSISTING OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION, WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500/CITIGROUP VALUE INDEX CONTAINS THOSE SECURITIES OF THE S&P 500 INDEX WITH VALUE CHARACTERISTICS.

                                                         FROST KEMPNER MULTI-CAP
THE ADVISORS' INNER CIRCLE FUND II                       DEEP VALUE EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE                JULY 31, 2008

GROWTH OF A $10,000 INVESTMENT

                               (PERFORMANCE GRAPH)

                                      ANNUALIZED   ANNUALIZED   ANNUALIZED
                           ONE YEAR     3 YEAR       5 YEAR      INCEPTION
                            RETURN*     RETURN*      RETURN*     TO DATE*
                           --------   ----------   ----------   ----------
Institutional Class(1)      -17.20%     -0.59%        5.70%        5.53%
Class A(2)                  -17.36%     -0.82%        5.46%        5.25%
Class A, with load(2)(3)    -22.11%     -2.76%        4.21%        4.22%

             Frost Kempner
            Multi-Cap Deep         Frost Kempner
           Value Equity Fund,      Multi-Cap Deep              S&P 500/
             Institutional        Value Equity Fund,          Citigroup
               Class(1)             Class A(2)               Value Index
           -----------------      ------------------         -----------
7/31/2002     $10,000                  $ 9,425                 $10,000
2003           10,463                    9,823                  10,898
2004           12,661                   11,865                  12,796
2005           14,054                   13,135                  15,159
2006           14,508                   13,533                  16,932
2007           16,677                   15,507                  19,611
2008           13,808                   12,814                  16,051

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(3)  REFLECTS 5.75% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. HOWEVER, THE EARLIEST DATE FOR WHICH RELIABLE RECORDS EXIST TO SUPPORT THE CALCULATION OF THE PREDECESSOR FUND'S PERFORMANCE IS JULY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD FROM APRIL 25, 2008 TO JUNE 30, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF THE INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES. THE CUMULATIVE RETURNS FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, FROM THEIR INCEPTION TO JULY 31, 2008, WERE (8.69)% AND 0.43%, RESPECTIVELY.

                                                      FROST HOOVER SMALL-MID CAP
THE ADVISORS' INNER CIRCLE FUND II                    EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE             JULY 31, 2008

FUND OBJECTIVE:

The Frost Hoover Small-Mid Cap Equity Fund (the "Fund") seeks to maximize total return.

MARKET COMMENTARY

     - Strong performance in the Fund was driven by our overweight exposure in the energy and industrial sectors. Our selective industrial companies provide flow control, bearings, and other industrial components to alternative energy companies using wind, sun, or water.

     - We have been concerned about revenue and profit trends in health care due to upward cost pressure and government regulation.

     - We purchased market-leading small cap truckers during the first quarter, and they continued to perform positively during the second quarter. Landstar System and Knight Transportation contributed nicely to performance.

     - Our strongest performing sector for the quarter was energy. We maintained our existing positions in PetroHawk Energy, EXCO Resources, Foundation Coal Holdings, and Comstock Resources, all of which advanced over 70% during the quarter. Our exploration and production companies, Concho Resources, Carrizo Oil & Gas, and Atwood Oceanics, were also up double digits. All of these companies are benefiting from new discoveries, escalating oil and gas prices, and their technology expertise for hydrocarbon extraction in difficult reservoirs. We took profits in Mariner Energy.

PORTFOLIO STRATEGY

     - The Fund's performance since inception (April 25, 2008 for the Institutional Class Shares) through July 31, 2008 was -3.90% compared to -3.86% for the Russell 2500 Index. The Class A Shares performance since inception (June 30, 2008) through July 31, 2008 was -2.24% compared to 0.69% for the benchmark.

     - We remain purposefully underweight financial services, however, our selective focus on regional banks without exposure to bad loan losses was beneficial.

     - We continue to concentrate on stock specific factors to identify special situations which can provide out performance. A volatile market offers opportunities to buy these strong companies, or "Baby Blue Chips", at depressed prices rather than paying inflated prices when the stocks are popular.

     - Although the volatility of this market remains difficult for all investors, our process should enable us to navigate the current environment. First, we constantly examine the economic and political landscape to determine investment themes where demand for a company's products or services is driven by a true demand pull from the world, such as products used to create alternative energy.

     - We seek companies with these characteristics for which market sentiment has created extreme negative valuation, delivering growth at a value price.

     - "Mr. Market" when volatile, offers not only easy disappointments but also exceptional opportunities to acquire more growth at a lower price. For instance, in retail the previously avoided low-end retailers became very cheap and attracted our attention while the previously owned high-end retailers became expensive and are now declining.

     - As always, we invest in a market of specific stocks, rather than the stock market in general. Shifts in market sentiment over a day, a week, a month or a quarter can swing dramatically, affecting short-term performance, but over the longer term our strategy has produced top quartile returns with lower risk.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 2500 INDEX MEASURES THE PERFORMANCE OF THE 2,500 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, REPRESENTING APPROXIMATELY 16% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX.

                                                      FROST HOOVER SMALL-MID CAP
THE ADVISORS' INNER CIRCLE FUND II                    EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE             JULY 31, 2008

GROWTH OF A $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

                                      ANNUALIZED   ANNUALIZED   ANNUALIZED
                           ONE YEAR     3 YEAR       5 YEAR      INCEPTION
                            RETURN*     RETURN*     RETURN*      TO DATE*
                           --------   ----------   ----------   ----------
Institutional Class(1)       -9.23%     2.47%       9.69%         7.38%
Class A(2)                   -9.40%     2.21%       9.45%         7.11%
Class A, with load(2)(3)    -14.60%     0.23%       8.15%         6.10%

                 Frost Hoover                Frost Hoover
                  Small-Mid                 Small-Mid Cap
               Cap Equity Fund,              Equity Fund,       Russell
             Institutional Class(1)           Class A(2)       2500 Index
             ----------------------         -------------      ----------
5/31/2002         $10,000                      $ 9,425          $10,000
2002                8,318                        7,821            8,310
2003                9,769                        9,169           10,084
2004               11,287                       10,578           11,916
2005               14,416                       13,483           15,105
2006               14,397                       13,423           15,682
2007               17,088                       15,891           18,121
2008               15,511                       14,398           16,594

                             Period ended July 31st


(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(3)  REFLECTS 5.75% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. HOWEVER, THE EARLIEST DATE FOR WHICH RELIABLE RECORDS EXIST TO SUPPORT THE CALCULATION OF THE PREDECESSOR FUND'S PERFORMANCE IS MAY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD FROM APRIL 25, 2008 TO JUNE 30, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF THE INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES. THE CUMULATIVE RETURNS FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, FROM THEIR INCEPTION TO JULY 31, 2008, WERE (3.90)% AND (2.24)%, RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE        JULY 31, 2008

FUND OBJECTIVE:

The Frost International Equity Fund (the "Fund") seeks to achieve long-term capital appreciation and current income.

MARKET COMMENTARY

     - The recent market history was a difficult period for the international equity markets.

     - Natural resource-rich economies such as Australia, Brazil, Canada, and Russia performed well, while more consumer and financial-centric economies such as Spain and Switzerland performed poorly.

     - Telecommunications also continued to experience weakness despite compelling valuations and the defensive characteristics of their business models.

     - Just how far along global markets are in adjusting to elevated oil prices and the impact on global capital markets is yet to be determined. With declines in financial stocks far beyond what might have been imagined a year ago, it may be that the recent transition to a more sober investment environment is near an end.

     - The world is evolving as usual; with heightened integration and globalization, impacts are felt faster and more powerfully than in the past.

     - Fears of inflation and its ramifications are rampant these days, adding more obscurity to corporate earnings.

PORTFOLIO STRATEGY

     - Fund performance since inception (April 25, 2008 for the Institutional Class Shares) through July 31, 2008 was -9.90% compared to -9.96% for the MSCI All Country World ex-U.S. Index and -10.05% for the MSCI EAFE Index. Performance for the Class A Shares since inception (June 30,
          2008) through July 31, 2008 was -3.22% compared to -3.60% and -3.21%, respectively, for the two indices.

     - During the quarter ending July 31, 2008, our largest detractors included technology (Nokia-NOK1V FH), consumer staples (Groupe Danone-BN FP), financials (Swiss Reinsurance-RUKN VX, Standard Chartered-STAN LN, AXA-CS FP), and consumer discretionary (Porsche Automobil Holding-POR3 GR, Carnival - CCL LN).

     - Our top performing stocks included basic materials (Potash Corp. of Saskatchewan-POT), energy (Canadian Natural Resources-CNQ CN, Schlumberger-SLB) and utilities (E.ON-EOA GR, Fortum FUM1V-FH). Potash continues to exhibit strong pricing power due to the robust global agricultural and fertilizer market. Canadian Natural Resources' Horizon Oil Sands Project is coming on-line during a period of strong oil prices and should enhance their production profile for the next several years.

     - We believe that certain commodity sub-sectors will continue to experience robust pricing, as additional supply is challenged to match rising global demand.

     - We have experienced inflation before to varying degrees and with different structural elements. Ultimately, inflation is rooted in monetary policy. Coordination among central banks on global basis to address this issue would offer relief, which we believe, may not be far away. While we cannot predict the timing of central bank's actions, we can analyze the business models of our holdings: business models that allow for pricing power and other means to pass costs on to end users are more key than ever to our investment decisions.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD EX-U.S. INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION WEIGHTED INDEX COMPOSED OF APPROXIMATELY 2,000 COMPANIES, AND IS REPRESENTATIVE OF THE MARKET STRUCTURE OF 47 DEVELOPED AND EMERGING MARKET COUNTRIES IN NORTH AND SOUTH AMERICA, EUROPE, AFRICA, AND THE PACIFIC RIM, EXCLUDING SECURITIES OF U.S. ISSUERS. THE MSCI EUROPE, AUSTRALASIA, FAR EAST INDEX (EAFE) IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED MARKET EQUITY PERFORMANCE, EXCLUDING THE U.S. AND CANADA.

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE        JULY 31, 2008

GROWTH OF A $10,000 INVESTMENT

                               (PERFORMANCE GRAPH)

                                      Annualized   Annualized   Annualized
                           One Year     3 Year       5 Year      Inception
                           Return*      Return*      Return*     to Date*
                           --------   ----------   ----------   ----------
Institutional Class(1)       -8.83%     14.38%       17.77%       12.09%
Class A(2)                   -9.01%     14.14%       17.50%       11.80%
Class A, with load(2)(3)    -14.22%     11.91%       16.12%       10.75%


             Frost International     Frost International      MSCI AL1
                 Equity Fund,            Equity Fund,      Country World    MSCI EAFE
           Institutional Class(1)         Class A(2)       ex-U.S. Index       Index
           ---------------------     -------------------   -------------    ---------
5/31/2002        $10,000                  $ 9,425             $10,000        $10,000
2002               8,667                    8,170               8,631          8,654
2003               8,923                    8,373               9,367          9,199
2004              10,902                   10,212              11,694         11,503
2005              13,507                   12,611              14,547         13,926
2006              16,635                   15,495              18,126         17,270
2007              22,169                   20,610              23,193         21,399
2008              20,212                   18,753              20,936         18,790

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(3)  REFLECTS 5.75% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. HOWEVER, THE EARLIEST DATE FOR WHICH RELIABLE RECORDS EXIST TO SUPPORT THE CALCULATION OF THE PREDECESSOR FUND'S PERFORMANCE IS MAY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD FROM APRIL 25, 2008 TO JUNE 30, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF THE INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES. THE CUMULATIVE RETURNS FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, FROM THEIR INCEPTION TO JULY 31, 2008, WERE (9.90)% AND (3.22)%, RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE           JULY 31, 2008

FUND OBJECTIVE:

The Frost Low Duration Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.

MARKET COMMENTARY

     - The broad market lost value during the quarter ending July 31, 2008 as stress in the credit markets continued and as aggregate interest rates increased slightly over higher inflation concerns. The Lehman Government/Credit Index total return was -0.08% and the yield on the 5-year U.S. Treasury note increased about 30 basis points.

     - While the Federal Reserve took some non-conventional steps to add liquidity into the banking sector, they left the federal funds rate unchanged during the quarter.

     - Generally speaking higher quality bonds such as U.S. Treasuries outperformed most other sectors.

     -    The yield curve was largely unchanged during the quarter.

     - Economic growth, both in the U.S. and globally, should remain under stress as the anxiety in the banking sector continues.

     - The Federal Reserve is likely to leave the federal funds rate unchanged for the remainder of 2008, even though they will continue to take unconventional methods to add more liquidity into the banking sector.

     - U.S. inflation should decline marginally over the next year but is likely to remain somewhat elevated in the aggregate.

     -    The credit markets should gradually improve but be volatile.

     - We look for yields on U.S. Treasuries to be slightly higher by the end of 2008.

PORTFOLIO STRATEGY

     - Fund performance since inception (April 25, 2008 for the Institutional Class Shares) through July 31, 2008 was 1.12% compared to the benchmark performance of -0.77% for the Lehman U.S. 1-5 Year Government/Credit Index. The Class A Shares performance since inception (June 30, 2008) through July 31, 2008 was -0.02% compared to 0.29% for the benchmark.

     -    The following characteristics aided the returns:

               -    An underweight in duration as yields rose slightly.

               - An underweight in the corporate debt sector as credit spreads continued to increase.

               - An overweight in non-mortgage related asset-backed security debt as this sector outperformed.

     -    The following characteristics hurt returns:

               - An underweight in U.S. Treasury securities hurt performance as this sector outperformed due to the stress in the credit markets.

     - A continued underweight in duration relative to the benchmark, including limited exposure to bonds with maturities over ten-years, aids in continuing to limit the Fund's interest rate risk as rates increase in the future.

     - While the Fund has generally been overweight in higher quality and underweight lower quality bonds, the current market event has created opportunities to invest in some lower rated offers at attractive prices.

     - The Advisor has begun adding slowly to some of these lower quality bonds, which remain investment grade rated but have been negatively affected with the stress in the credit markets.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE LEHMAN U.S. 1-5 YEAR U.S. GOVERNMENT/CREDIT INDEX IS COMPRISED OF TREASURIES, GOVERNMENT-RELATED ISSUES, U.S. DOLLAR CORPORATE SECURITIES, AND SPECIFIED FOREIGN DEBENTURES AND SECURED NOTES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR BUT LESS THAN FIVE YEARS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE           JULY 31, 2008

GROWTH OF A $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

                                      Annualized   Annualized   Annualized
                           One Year     3 Year       5 Year      Inception
                            Return*     Return*      Return*     to Date*
                           --------   ----------   ----------   ----------
Institutional Class(1)       5.68%      3.91%         2.60%        3.04%
Class A(2)                   5.44%      3.67%         2.34%        2.79%
Class A, with load(2)(3)     2.25%      2.61%         1.73%        2.28%

                   Frost Low               Frost Low             Lehman 1-5 Year
             Duration Bond Fund,       Duration Bond Fund,      U.S. Government/
            Institutional Class(1)        Class A(2)              Credit Index
            ----------------------     -------------------      ----------------
5/31/2002          $10,000                 $ 9,700                   $10,000
2002                10,243                   9,933                    10,207
2003                10,584                  10,235                    10,739
2004                10,686                  10,298                    10,997
2005                10,723                  10,315                    11,195
2006                10,885                  10,441                    11,481
2007                11,384                  10,899                    12,116
2008                12,031                  11,492                    12,901

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(3)  REFLECTS 3.00% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. HOWEVER, THE EARLIEST DATE FOR WHICH RELIABLE RECORDS EXIST TO SUPPORT THE CALCULATION OF THE PREDECESSOR FUND'S PERFORMANCE IS MAY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD FROM APRIL 25, 2008 TO JUNE 30, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF THE INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES. THE CUMULATIVE RETURNS FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, FROM THEIR INCEPTION TO JULY 31, 2008, WERE 1.12% AND (0.02)%, RESPECTIVELY.

BOND CREDIT QUALITY AS OF JULY 31, 2008

                     Percentage of
Credit Rating(4)   Total Investments
----------------   -----------------
AAA                       33%
AA                        10%
A                         17%
BBB                       11%
Government                29%

(4) THE CREDIT QUALITY BREAKDOWN DEPICTS THE CREDIT QUALITY RATINGS OF THE FUND'S PORTFOLIO SECURITIES THAT ARE RATED BY ONE OR MORE OF THE FOUR MAJOR NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSRO"). THESE FOUR NRSRO'S CURRENTLY ARE STANDARD & POORS, MOODY'S, FITCH, AND DBRS. WHEN A SECURITY IS RATED BY MORE THAN ONE NRSRO, A COMPOSITE RATING IS UTILIZED. THE COMPOSITE IS CALCULATED BY TAKING THE AVERAGE OF THE EXISTING RATINGS, ROUNDED DOWN TO THE LOWER RATING IN CASE THE COMPOSITE IS BETWEEN TWO RATINGS. THESE CREDIT QUALITY RATINGS ARE SHOWN WITHOUT REGARD TO GRADATIONS WITHIN A GIVEN RATING CATEGORY.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE           JULY 31, 2008

FUND OBJECTIVE:

The Frost Total Return Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.

MARKET COMMENTARY

     - The broad market lost value during the quarter ending July 31, 2008 as stress in the credit markets continued and as aggregate interest rates increased slightly over higher inflation concerns. The Lehman Aggregate Bond Index total return was -0.89% and the yield on the 5-year U.S. Treasury note increased about 30 basis points.

     - While the Federal Reserve took some unconventional steps to add liquidity into the banking sector, they left the federal funds rate unchanged during the quarter.

     - Generally speaking, higher quality bonds such as U.S. Treasuries out-performed most other sectors.

     -    The yield curve was largely unchanged during the quarter.

     - Economic growth, both in the U.S. and globally, should remain under stress as the anxiety in the banking sector continues.

     - The Federal Reserve is likely to leave the federal funds rate unchanged for the remainder of 2008, even though they will continue to take unconventional methods to add more liquidity in the banking sector.

     - U.S. inflation should decline marginally over the next year but is likely to remain somewhat elevated in the aggregate.

     -    The credit markets should gradually improve but be volatile.

     - We look for yields on U.S. Treasuries to be slightly higher by the end of 2008.

PORTFOLIO STRATEGY

     - Fund performance since inception (April 25, 2008 for the Institutional Class Shares) through July 31, 2008 was 0.15% compared to the benchmark return of -0.99% for the Lehman U.S. Aggregate Index. The Class A Shares performance since inception (June 30, 2008) was -0.21% compared to -0.08% for the index.

     -    The following characteristics aided the returns:

               -    An underweight in duration as yields rose slightly.

               - An underweight in the corporate debt sector as credit spreads continued to increase.

               - An overweight in non-mortgage related asset-backed security debt as this sector outperformed.

     -    The following characteristics hurt returns:

               - An overweight in commercial mortgage-backed debt as this sector underperformed in contagion with the U.S. residential mortgage sector.

     - A continued underweight in duration relative to the benchmark, including limited exposure to bonds with maturities over ten-years, aids in continuing to limit the Fund's interest rate risk as rates increase in the future.

     - While the Fund has generally been overweight in higher quality and underweight lower quality bonds, the current market event has created opportunities to invest in some lower rated offers at attractive prices.

     - The Advisor has begun adding slowly to some of these lower quality bonds, which remain investment grade rated but have been negatively affected with the stress in the credit markets.

     - The Advisor is positioned to likely retain its exposure at current levels to the commercial mortgage-backed debt sector based on its current relative value.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE LEHMAN U.S. AGGREGATE INDEX REPRESENTS SECURITIES THAT ARE SEC REGISTERED, TAXABLE AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES AND ASSET-BACKED SECURITIES.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE           JULY 31, 2008

GROWTH OF A $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

                                      ANNUALIZED   ANNUALIZED   ANNUALIZED
                           ONE YEAR     3 YEAR       5 YEAR      INCEPTION
                            RETURN*     RETURN*      RETURN*     TO DATE*
                           --------   ----------   ----------   ----------
Institutional Class(1)       3.92%       3.36%        3.57%        4.28%
Class A(2)                   3.70%       3.12%        3.33%        4.03%
Class A, with load(2)(3)    -0.94%       1.55%        2.38%        3.25%

                Frost Total             Frost Total          Lehman U.S.
               Return Bond Fund,        Return Bond           Aggregate
            Institutional Class(1)   Fund, Class A(2)         Bond Index
            ----------------------   ----------------        -----------
5/31/2002       $10,000                  $ 9,550                $10,000
2002             10,318                    9,850                 10,208
2003             10,867                   10,345                 10,761
2004             11,212                   10,655                 11,282
2005             11,725                   11,111                 11,822
2006             11,827                   11,189                 11,995
2007             12,458                   11,751                 12,622
2008             12,947                   12,185                 13,443

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(3)  REFLECTS 4.50% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. HOWEVER, THE EARLIEST DATE FOR WHICH RELIABLE RECORDS EXIST TO SUPPORT THE CALCULATION OF THE PREDECESSOR FUND'S PERFORMANCE IS MAY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD FROM APRIL 25, 2008 TO JUNE 30, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF THE INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES. THE CUMULATIVE RETURNS FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, FROM THEIR INCEPTION TO JULY 31, 2008, WERE 0.15% AND (0.21)%, RESPECTIVELY.

BOND CREDIT QUALITY AS OF JULY 31, 2008

                     Percentage of
Credit Rating(4)   Total Investments
----------------   -----------------
AAA                       26%
AA                         7%
A                          7%
BBB                        7%
Government                53%

(4) THE CREDIT QUALITY BREAKDOWN DEPICTS THE CREDIT QUALITY RATINGS OF THE FUND'S PORTFOLIO SECURITIES THAT ARE RATED BY ONE OR MORE OF THE FOUR MAJOR NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSRO"). THESE FOUR NRSRO'S CURRENTLY ARE STANDARD & POORS, MOODY'S, FITCH, AND DBRS. WHEN A SECURITY IS RATED BY MORE THAN ONE NRSRO, A COMPOSITE RATING IS UTILIZED. THE COMPOSITE IS CALCULATED BY TAKING THE AVERAGE OF THE EXISTING RATINGS, ROUNDED DOWN TO THE LOWER RATING IN CASE THE COMPOSITE IS BETWEEN TWO RATINGS. THESE CREDIT QUALITY RATINGS ARE SHOWN WITHOUT REGARD TO GRADATIONS WITHIN A GIVEN RATING CATEGORY.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE              JULY 31, 2008

FUND OBJECTIVE:

The Frost Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation.

MARKET COMMENTARY

     - The municipal market lost value slightly during the quarter ending July 31, 2008 as the municipal sector continued its poor performance in contagion with the credit environment.

     -    The Lehman Municipal Bond Index lost 0.15% during the quarter.

     - While the Federal Reserve took some unconventional steps to add liquidity into the banking sector, they left the federal funds rate unchanged during the quarter.

     - Generally speaking, municipal debt, not guaranteed by an insurer, outperformed securities that were insurer guaranteed.

     -    The yield curve was largely unchanged during the quarter.

     - Economic growth, both in the U.S. and globally, should remain under stress as the anxiety in the banking sector continues.

     - The Federal Reserve is likely to leave the federal funds rate unchanged for the remainder of 2008, even though they will continue to take unconventional methods to add more liquidity in the banking sector.

     - U.S. inflation should decline marginally over the next year but is likely to remain somewhat elevated in the aggregate.

     -    The credit markets should gradually improve but be volatile.

     - We look for yields on U.S. Treasuries to be slightly higher by the end of 2008.

PORTFOLIO STRATEGY

     - Fund performance since inception (April 25, 2008 for the Institutional Class Shares) through July 31, 2008 was 0.24% compared to the benchmark return of -0.78% for the Lehman Municipal Bond Index.

     -    The following characteristics aided the returns:

               -    An underweight in duration as yields rose slightly.

               - An underweight in securities with maturities in excess of ten-years as the longer-end of the municipal sector has underperformed recently.

               - An underweight in securities rated in the lower categories within the investment grade rated categories.

               - An overweight in Texas-based school district securities due to their traditional small use of guarantees for insurers.

     - A continued underweight in duration relative to the benchmark, including limited exposure to bonds with maturities over ten-years, aids in continuing to limit the Fund's interest rate risk as rates increase in the future.

     - While the Fund has generally been overweight in higher quality and underweight lower quality bonds, the current market event has created opportunities to invest in some lower rated offers at attractive prices.

     - The Advisor has begun adding slowly to some of these lower quality bonds, which remain investment grade rated but have been negatively affected with the stress in the credit markets.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE LEHMAN MUNICIPAL BOND INDEX IS A RULES-BASED, MARKET-VALUE-WEIGHTED INDEX ENGINEERED FOR THE LONG-TERM TAX-EXEMPT BOND MARKET. TO BE INCLUDED IN THE INDEX, BONDS MUST HAVE A MINIMUM CREDIT RATING OF BAA, AND MUST HAVE AN OUTSTANDING PAR VALUE OF AT LEAST $5 MILLION. THE BONDS MUST BE AT LEAST ONE YEAR FROM THEIR MATURITY DATE.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE              JULY 31, 2008

GROWTH OF A $10,000 INVESTMENT

                               (PERFORMANCE GRAPH)

                                    ANNUALIZED   ANNUALIZED   ANNUALIZED
                         ONE YEAR     3 YEAR       5 YEAR      INCEPTION
                          RETURN*     RETURN*      RETURN*     TO DATE*
                         --------   ----------   ----------   ----------
Institutional Class(1)     4.60%       2.76%        2.79%        2.98%


                 Frost Municipal Bond Fund,         Lehman Municipal
                   Institutional Class(1)              Bond Index
                 --------------------------         ----------------
5/31/2002              $10,000                           $10,000
2002                    10,203                            10,236
2003                    10,444                            10,604
2004                    10,786                            11,217
2005                    11,045                            11,929
2006                    11,140                            12,234
2007                    11,457                            12,756
2008                    11,984                            13,118

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. HOWEVER, THE EARLIEST DATE FOR WHICH RELIABLE RECORDS EXIST TO SUPPORT THE CALCULATION OF THE PREDECESSOR FUND'S PERFORMANCE IS MAY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. THE CUMULATIVE RETURN FOR THE INSTITUTIONAL CLASS SHARES, FROM ITS INCEPTION TO JULY 31, 2008, WAS 0.24%.

BOND CREDIT QUALITY AS OF JULY 31, 2008

             Percentage
 Credit       of Total
Rating(2)   Investments
---------   -----------
AAA             37%
AA              52%
A                9%
BBB              1%
Not Rated        1%

(2) THE CREDIT QUALITY BREAKDOWN DEPICTS THE CREDIT QUALITY RATINGS OF THE FUND'S PORTFOLIO SECURITIES THAT ARE RATED BY ONE OR MORE OF THE FOUR MAJOR NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSRO"). THESE FOUR NRSRO'S CURRENTLY ARE STANDARD & POORS, MOODY'S, FITCH, AND DBRS. WHEN A SECURITY IS RATED BY MORE THAN ONE NRSRO, A COMPOSITE RATING IS UTILIZED. THE COMPOSITE IS CALCULATED BY TAKING THE AVERAGE OF THE EXISTING RATINGS, ROUNDED DOWN TO THE LOWER RATING IN CASE THE COMPOSITE IS BETWEEN TWO RATINGS. THESE CREDIT QUALITY RATINGS ARE SHOWN WITHOUT REGARD TO GRADATIONS WITHIN A GIVEN RATING CATEGORY.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION MUNICIPAL
MANAGEMENT DISCUSSION OF FUND PERFORMANCE           BOND FUND
                                                    JULY 31, 2008

FUND OBJECTIVE:

The Frost Low Duration Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return.

MARKET COMMENTARY

     - The municipal market lost value slightly during the quarter ending July 31, 2008 as the municipal sector continued its poor performance in contagion with the credit environment.

     - Municipal debt under 5-year maturities performed better in the quarter as the shorter-end outperformed the longer-end of the yield curve.

     - While the Federal Reserve took some unconventional steps to add liquidity into the banking sector, they left the federal funds rate unchanged during the quarter.

     - Generally speaking, municipal debt, not guaranteed by an insurer, outperformed securities that were insurer guaranteed.

     -    The yield curve was largely unchanged during the quarter.

     - Economic growth, both in the U.S. and globally, should remain under stress as the anxiety in the banking sector continues.

     - The Federal Reserve is likely to leave the federal funds rate unchanged for the remainder of 2008, even though they will continue to take unconventional methods to add more liquidity in the banking sector.

     - U.S. inflation should decline marginally over the next year but is likely to remain somewhat elevated in the aggregate.

     -    The credit markets should gradually improve but be volatile.

     - We look for yields on U.S. Treasuries to be slightly higher by the end of 2008.

PORTFOLIO STRATEGY

     - Fund performance since inception (April 25, 2008 for the Institutional Class Shares) through July 31, 2008 was 0.57% compared to the benchmark return of 0.91% for the Merrill Lynch 1-5 Year U.S. Municipal Securities Index.

     -    The following characteristics aided the returns:

               - An underweight in securities rated in the lower categories within the investment grade rated categories.

               - An overweight in Texas-based school district securities due to their traditional small use of guarantees for insurers.

     -    The following characteristics hurt the returns:

               -    An underweight in duration.

     - A continued underweight in duration relative to the benchmark, including limited exposure to bonds with maturities over ten-years, aids in continuing to limit the Fund's interest rate risk as rates increase in the future.

     - While the Fund has generally been overweight in higher quality and underweight lower quality bonds, the current market event has created opportunities to invest in some lower rated offers at attractive prices.

     - The Advisor has begun adding slowly to some of these lower quality bonds, which remain investment grade rated but have been negatively affected with the stress in the credit markets.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE MERRILL LYNCH 1-5 YEAR U.S. MUNICIPAL SECURITIES INDEX TRACKS THE PERFORMANCE OF THE U.S. DOLLAR-DENOMINATED INVESTMENT-GRADE TAX-EXEMPT DEBT PUBLICLY ISSUED BY A U.S. MUNICIPALITY IN THE U.S. DOMESTIC MARKET, WITH MATURITIES OF BETWEEN 1 AND 5 YEARS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION MUNICIPAL
MANAGEMENT DISCUSSION OF FUND PERFORMANCE           BOND FUND
                                                    JULY 31, 2008

GROWTH OF A $10,000 INVESTMENT

                               (PERFORMANCE GRAPH)

                                    ANNUALIZED   ANNUALIZED
                         ONE YEAR     3 YEAR      INCEPTION
                          RETURN*     RETURN*     TO DATE*
                         --------   ----------   ----------
Institutional Class(1)     3.70%       2.29%        1.59%

               Frost Low Duration        Merrill Lynch 1-5
              Municipal Bond Fund,      Year U.S. Municipal
             Institutional Class(1)      Securities Index
             ----------------------     -------------------
8/31/2004         $10,000                     $10,000
2005                9,937                      10,096
2006                9,984                      10,299
2007               10,256                      10,696
2008               10,636                      11,350

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. THE CUMULATIVE RETURN FOR THE INSTITUTIONAL CLASS SHARES, FROM ITS INCEPTION TO JULY 31, 2008, WAS 0.57%.

BOND CREDIT QUALITY AS OF JULY 31, 2008

             Percentage
 Credit       of Total
Rating(2)   Investments
---------   -----------
AAA             47%
AA              44%
A                7%
Not Rated        2%

(2) THE CREDIT QUALITY BREAKDOWN DEPICTS THE CREDIT QUALITY RATINGS OF THE FUND'S PORTFOLIO SECURITIES THAT ARE RATED BY ONE OR MORE OF THE FOUR MAJOR NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSRO"). THESE FOUR NRSRO'S CURRENTLY ARE STANDARD & POORS, MOODY'S, FITCH, AND DBRS. WHEN A SECURITY IS RATED BY MORE THAN ONE NRSRO, A COMPOSITE RATING IS UTILIZED. THE COMPOSITE IS CALCULATED BY TAKING THE AVERAGE OF THE EXISTING RATINGS, ROUNDED DOWN TO THE LOWER RATING IN CASE THE COMPOSITE IS BETWEEN TWO RATINGS. THESE CREDIT QUALITY RATINGS ARE SHOWN WITHOUT REGARD TO GRADATIONS WITHIN A GIVEN RATING CATEGORY.

THE ADVISORS' INNER CIRCLE FUND II                  FROST KEMPNER TREASURY AND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE           INCOME FUND
                                                    JULY 31, 2008

FUND OBJECTIVE:

The Frost Kempner Treasury and Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital.

MARKET COMMENTARY

     - Economic growth in the U.S. and abroad should revive under stress as the anxiety in the banking sector lessens.

     -    Credit markets should gradually improve but remain volatile.

     - Yields on U.S. Treasuries will be slightly higher as we head into next year.

PORTFOLIO STRATEGY

     - Fund performance since inception (April 25, 2008 for the Institutional Class Shares) through July 31, 2008 was 0.59% compared to the benchmark performance of -0.99% for the Lehman U.S. Treasury Bond Index.

     - We have avoided exposure to the agency markets, preferring full faith and credit treasury bonds.

     - We expect treasuries to ultimately become more reasonably priced with higher yields as investors eventually feel there is less need for a flight to quality.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE LEHMAN U.S. TREASURY BOND INDEX IS COMPOSED OF ALL U.S. TREASURY PUBLICLY ISSUED OBLIGATIONS WITH A REMAINING MATURITY OF ONE YEAR OR MORE.

THE ADVISORS' INNER CIRCLE FUND II                    FROST KEMPNER TREASURY AND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE             INCOME FUND
                                                      JULY 31, 2008

GROWTH OF A $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

                                    ANNUALIZED
                         ONE YEAR    INCEPTION
                          RETURN*    TO DATE*
                         --------   ----------
Institutional Class(1)     7.10%       4.59%

                   Frost Kempner                Lehman U.S.
              Treasury and Income Fund           Treasury
               Institutional Class(1)             Index
              ------------------------          -----------
11/30/2006         $10,000                        $10,000
2007                10,063                         10,184
2008                10,777                         11,099

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. HOWEVER, THE EARLIEST DATE FOR WHICH RELIABLE RECORDS EXIST TO SUPPORT THE CALCULATION OF THE PREDECESSOR FUND'S PERFORMANCE IS NOVEMBER 30, 2006 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. THE CUMULATIVE RETURN FOR THE INSTITUTIONAL CLASS SHARES, FROM ITS INCEPTION TO JULY 31, 2008, WAS 0.59%.

THE ADVISORS' INNER CIRCLE FUND II              FROST LKCM MULTI-CAP EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE       JULY 31, 2008

FUND OBJECTIVE:

The Frost LKCM Multi-Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.

MARKET COMMENTARY

     - During the brief existence of this mutual fund, market volatility has increased, investors have become more concerned with deteriorating corporate profits, and the leadership from a sector standpoint has shifted radically.

     - The early 2008 leadership, energy and materials, followed the spot commodity prices lower and were replaced by consumer sectors, particularly in the discretionary area.

     - The financials which had been under pressure since the third quarter of 2007 rallied for the first time since beginning their decline.

     - Health care names, particularly away from the major pharmaceuticals, continued to outperform. The technology sector held up well while the industrials sold off, primarily due to their exposure to the rallying dollar.

PORTFOLIO STRATEGY

     - The portfolio is basically fully invested as of July 31, 2008. The Fund has outperformed its benchmark, the S&P 500 Index, since inception with the majority of this outperformance occurring since the market leadership change discussed above occurring during July.

     - Fund performance since inception (April 25, 2008 for the Institutional Class Shares) through July 31 2008 was -6.80% compared to the benchmark performance of -8.82% for the S&P 500 Index.

     - Our underweight in energy and materials both helped the portfolio returns during the quarter, as did the oversized health care and consumer discretionary sector weighting.

     - Investor attitudes are cautious and tentative. This is indicated by the high percentage of investor bearishness indicated by various recent surveys.

     -    Cash positions on the sidelines remain high.

     - An improvement in inflationary expectations or a renewed confidence in sustainability of corporate profits could help build a foundation for higher valuations in the form of improved price-earnings multiples.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE S&P 500 INDEX IS A MARKET-VALUE WEIGHTED INDEX CONSISTING OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION, WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE.

THE ADVISORS' INNER CIRCLE FUND II              FROST LKCM MULTI-CAP EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE       JULY 31, 2008

GROWTH OF A $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

                                    ANNUALIZED   ANNUALIZED   ANNUALIZED
                         ONE YEAR     3 YEAR       5 YEAR      INCEPTION
                          RETURN*     RETURN*      RETURN*     TO DATE*
                         --------   ----------   ----------   ----------
Institutional Class(1)    -9.55%       1.54%        4.69%        5.17%

             Frost LKCM Multi-Cap
                 Equity Fund,
            Institutional Class(1)       S&P 500 Index
            ----------------------       -------------
7/31/2002         $10,000                  $ 9,425
2003               10,759                   11,065
2004               11,577                   12,522
2005               12,924                   14,281
2006               13,063                   15,049
2007               14,961                   17,477
2008               13,532                   15,538

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. HOWEVER, THE EARLIEST DATE FOR WHICH RELIABLE RECORDS EXIST TO SUPPORT THE CALCULATION OF THE PREDECESSOR FUND'S PERFORMANCE IS JULY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. THE CUMULATIVE RETURN FOR THE INSTITUTIONAL CLASS SHARES, FROM ITS INCEPTION TO JULY 31, 2008, WAS (6.80)%.

THE ADVISORS' INNER CIRCLE FUND II          FROST LKCM SMALL-MID CAP EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE   JULY 31, 2008

FUND OBJECTIVE:

The Frost LKCM Small-Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.

MARKET COMMENTARY

     - The performance of the Russell 2500 Index during the period was one of the broad-based weaknesses, with the health care sector being the strongest sector.

     - The consumer discretionary and financials sectors were the weakest areas despite the July bounce, which benefited both sectors. The energy sector, one of the few bright spots in the first half of 2008, pulled back in July with the decline in oil prices.

     - The economy and markets continue to digest the credit induced economic slowdown, but with plenty of stimulus, monetary and fiscal, plus lower energy prices, we anticipate and have the portfolio positioned for a more rewarding environment going forward.

PORTFOLIO STRATEGY

     - The Fund's Institutional Class declined 4.30% versus the Russell 2500 Index's decline of 3.86%, since the Fund's inception on April 25, 2008.

     - Over this short period of time, in which the market was extremely volatile, we prudently invested the Fund's initial cash position into a diversified portfolio of competitively advantaged companies.

     - For the Fund, our sector allocation decisions were neutral to our overall results, as our overweight in energy was offset by our underweight in the financials sector. Stock selection, especially in the technology sector, was a drag to our performance.

     - Our investment strategy is to identify competitively advantaged companies that generate strong financial returns with good reinvestment opportunities, and to purchase these stocks at attractive prices.

     - We believe this strategy of investing in competitively advantaged companies with viable strategies to increase the value of their businesses will continue to be beneficial for our investors.

     - Our goal is to generate superior returns over time, relative to our benchmark, and to minimize the risk of the portfolio.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 2500 INDEX IS A BROAD-BASED SECURITIES INDEX FEATURING 2,500 STOCKS THAT COVER THE SMALL-CAP AND MID-CAP MARKET CAPITALIZATIONS.

THE ADVISORS' INNER CIRCLE FUND II          FROST LKCM SMALL-MID CAP EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE   JULY 31, 2008

GROWTH OF A $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)

                         CUMULATIVE
                          INCEPTION
                           TO DATE
                         ----------
Institutional Class(1)     -4.30%

            Frost LKCM Small-Mid Cap
                 Equity Fund,                Russell
             Institutional Class(1)        2500 Index
            ------------------------       ----------
4/25/2008         $10,000                   $10,000
2008                9,570                     9,614

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
                                                   JULY 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                              (PERFORMANCE GRAPH)

Health Care              19.9%
Information Technology   17.2%
Energy                   16.3%
Industrials              11.8%
Consumer Staples          8.9%
Materials                 7.6%
Financials                7.3%
Cash Equivalent           7.1%
Consumer Discretionary    3.9%

+ Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
COMMON STOCK -- 92.6%
CONSUMER DISCRETIONARY -- 3.9%
   Comcast, Cl A                                        265,701   $    5,478,755
   Walt Disney                                          140,092
                                                                       4,251,792
                                                                  --------------
                                                                       9,730,547
                                                                  --------------
CONSUMER STAPLES -- 8.9%
   CVS Caremark                                         213,375        7,788,188
   PepsiCo                                               86,135        5,733,146
   Procter & Gamble                                      90,707        5,939,494
   Whole Foods Market (A)                               134,654        2,985,279
                                                                  --------------
                                                                      22,446,107
                                                                  --------------
ENERGY -- 16.2%
   ConocoPhillips                                        80,629        6,580,939
   Halliburton                                          185,230        8,302,009
   Petroleo Brasileiro ADR                              128,528        7,186,000
   Schlumberger                                          60,382        6,134,811
   Suncor Energy                                        134,894        7,351,723
   Ultra Petroleum* (A)                                  74,970        5,351,359
                                                                  --------------
                                                                      40,906,841
                                                                  --------------
FINANCIALS -- 7.3%
   American Express                                     122,216        4,536,658
   CME Group, Cl A                                        5,957        2,145,294
   Janus Capital Group (A)                              227,310        6,896,586
   JPMorgan Chase                                       118,540        4,816,280
                                                                  --------------
                                                                      18,394,818
                                                                  --------------

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
HEALTH CARE -- 19.8%
   Allergan                                             110,788   $    5,753,221
   Becton Dickinson                                      65,093        5,527,047
   Genentech*                                            69,810        6,649,403
   Gilead Sciences*                                     234,160       12,639,956
   Intuitive Surgical*                                   24,629        7,666,760
   NuVasive* (A)                                        121,964        6,850,718
   Zimmer Holdings*                                      70,335        4,846,785
                                                                  --------------
                                                                      49,933,890
                                                                  --------------
INDUSTRIALS -- 11.8%
   Caterpillar                                           82,819        5,757,577
   Emerson Electric                                     114,614        5,581,702
   Foster Wheeler* (A)                                   57,586        3,269,157
   General Dynamics                                      62,481        5,569,556
   General Electric                                     175,296        4,959,124
   Goodrich                                              93,545        4,596,801
                                                                  --------------
                                                                      29,733,917
                                                                  --------------
INFORMATION TECHNOLOGY -- 17.1%
   Apple*                                                43,707        6,947,228
   Automatic Data Processing                            109,910        4,694,256
   Cognizant Technology Solutions, Cl A*                167,756        4,708,911
   eBay*                                                201,710        5,077,041
   Flextronics International*                           388,453        3,468,885
   Google, Cl A*                                         13,415        6,355,356
   Microsoft                                            197,514        5,080,060
   Oracle*                                              320,990        6,910,915
                                                                  --------------
                                                                      43,242,652
                                                                  --------------
MATERIALS -- 7.6%
   Freeport-McMoRan Copper & Gold                        52,563        5,085,470
   Goldcorp                                             148,719        5,554,655
   Monsanto                                              70,950        8,450,854
                                                                  --------------
                                                                      19,090,979
                                                                  --------------
   Total Common Stock
      (Cost $206,828,395)                                            233,479,751
                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
                                                   JULY 31, 2008

                                                      Shares/
Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
CASH EQUIVALENTS** -- 8.7%
   AIM Liquid Asset Money Fund,
      2.523% (B)                                        995,005   $      995,005
   Allegiant Advantage Institutional
      Money Fund, 2.467% (B)                            238,801          238,801
   American Beacon Select Money
      Market Fund, 2.510%                            17,796,572       17,796,572
   Dreyfus Institutional Cash
      Advantage Fund, 2.552% (B)                      1,194,006        1,194,006
   Merrill Lynch Select Institutional
      Fund, 2.489% (B)                                1,592,008        1,592,008
                                                                  --------------
   Total Cash Equivalents
      (Cost $21,816,392)                                              21,816,392
                                                                  --------------
CERTIFICATES OF DEPOSIT (B) -- 0.3%
   BNP Paribas
         2.420%, 08/25/08                           $   398,002          398,002
   Rabobank Nederland
         2.370%, 08/26/08                               398,002          398,002
                                                                  --------------
   Total Certificates of Deposit
      (Cost $796,004)                                                    796,004
                                                                  --------------
TIME DEPOSIT (B) -- 0.2%
   Wells Fargo Bank
         2.420%, 08/25/08                               398,002          398,002
                                                                  --------------
   Total Time Deposit
      (Cost $398,002)                                                    398,002
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 2.8%
   Greenwich Capital
      2.338%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $2,786,196
      (collateralized by a commercial
      mortgage-backed obligation,
      par value $6,236,295, 5.927%,
      05/20/36, with a total market
      value $3,064,620)                               2,786,015        2,786,015
   HSBC Securities
      2.288%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $1,990,137
      (collateralized by various
      non-agency asset-backed
      obligations, ranging in par
      value $18,149-$1,583,809,
      0.001%-6.351%, 10/18/10-
      06/25/37, with a total market
      value $2,089,555)                               1,990,011        1,990,011

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   Lehman Brothers
      2.268%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $416,053
      (collateralized by a corporate
      obligation, par value $429,046,
      6.250%, 09/01/37, with a total
      market value $436,962)                        $   416,026   $      416,026
   Merrill Lynch
      2.288%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $1,990,137
      (collateralized by various
      corporate obligations, ranging
      in par value $39,800-$1,136,296,
      5.125%-6.440%, 09/17/13-
      03/29/67, with a total market
      value $2,089,727)                               1,990,011        1,990,011
                                                                  --------------
   Total Repurchase Agreements
      (Cost $7,182,063)
                                                                       7,182,063
                                                                  --------------
   Total Investments -- 104 .6%
      (Cost $237,020,856)                                         $  263,672,212
                                                                  ==============

PERCENTAGES ARE BASED ON A NET ASSETS OF $252,176,813.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 WAS $12,015,689.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008 WAS $12,395,889.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
                                                JULY 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                              (PERFORMANCE GRAPH)

Financials                   23.6%
Consumer Staples             13.8%
Industrials                  12.2%
Energy                       11.4%
Cash Equivalent              11.2%
Materials                     7.1%
Health Care                   6.7%
Telecommunication Services    6.3%
Information Technology        4.8%
Utilities                     2.1%
Consumer Discretionary        0.8%

+ Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
COMMON STOCK -- 90.6%
CONSUMER DISCRETIONARY -- 0.9%
   Carnival                                              37,861   $    1,398,585
                                                                  --------------
CONSUMER STAPLES -- 14.0%
   Coca-Cola                                             55,540        2,860,310
   Colgate-Palmolive                                     44,990        3,341,407
   ConAgra Foods                                        205,613        4,457,690
   Diageo ADR                                            40,447        2,846,660
   Kimberly-Clark                                        52,420        3,031,449
   Philip Morris International                          107,283        5,541,167
                                                                  --------------
                                                                      22,078,683
                                                                  --------------
ENERGY -- 11.6%
   Patterson-UTI Energy                                 149,097        4,237,337
   Petroleo Brasileiro ADR                               50,945        2,848,335
   Spectra Energy (A)                                   130,220        3,538,077
   StatoilHydro ADR                                      89,003        2,881,917
   Tenaris ADR (A)                                       79,203        4,771,981
                                                                  --------------
                                                                      18,277,647
                                                                  --------------
FINANCIALS -- 24.1%
   Bank of America                                      128,316        4,221,596
   BB&T (A)                                             115,908        3,247,742
   HSBC Holdings ADR (A)                                 59,340        4,896,143
   ING Groep ADR (A)                                    136,615        4,463,212
   JPMorgan Chase                                       135,836        5,519,018
   PNC Financial Services Group                          53,525        3,815,797
   US Bancorp                                           155,760        4,767,814
   Waddell & Reed Financial, Cl A                        91,858        3,068,057
   Wells Fargo                                          126,910        3,841,566
                                                                  --------------
                                                                      37,840,945
                                                                  --------------

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
HEALTH CARE -- 6.8%
   Johnson & Johnson                                     71,396     $  4,888,484
   Merck                                                 84,316        2,773,996
   Pfizer                                               161,180       (3,009,231)
                                                                  --------------
                                                                      10,671,711
                                                                  --------------
INDUSTRIALS -- 12.5%
   Caterpillar                                           38,959        2,708,430
   Eaton                                                 45,692        3,245,960
   Emerson Electric                                      61,390        2,989,693
   Honeywell International                               57,580        2,927,367
   Northrop Grumman                                      43,988        2,964,351
   Raytheon                                              83,705        4,765,326
                                                                  --------------
                                                                      19,601,127
                                                                  --------------
INFORMATION TECHNOLOGY -- 4.9%
   Nokia ADR                                            184,844        5,049,938
   Taiwan Semiconductor Manufacturing
      ADR (A)                                           280,195        2,661,849
                                                                  --------------
                                                                       7,711,787
                                                                  --------------
MATERIALS -- 7.3%
   Air Products & Chemicals                              29,097        2,770,325
   Alcoa                                                 42,875        1,447,031
   Anglo American ADR (A)                                51,883        1,481,778
   Cia Vale do Rio Doce ADR, Cl B (A)                    89,404        2,684,802
   EI Du Pont de Nemours                                 69,953        3,064,642
                                                                  --------------
                                                                      11,448,578
                                                                  --------------
TELECOMMUNICATION SERVICES -- 6.4%
   AT&T                                                 147,285        4,537,850
   China Mobile ADR (A)                                  30,955        2,069,342
   Vodafone Group ADR                                   127,925        3,432,228
                                                                  --------------
                                                                      10,039,420
                                                                  --------------
UTILITIES -- 2.1%
   Dominion Resources                                    75,330        3,328,079
                                                                  --------------
   Total Common Stock
      (Cost $143,167,708)                                            142,396,562
                                                                  --------------
CASH EQUIVALENTS* -- 15.9%
   AIM Liquid Asset Money Fund,
      2.523% (B)                                      1,752,317        1,752,317
   Allegiant Advantage Institutional
      Money Fund, 2.467% (B)                            420,556          420,556
   American Beacon Select Money
      Market Fund, 2.510%                            17,900,570       17,900,570
   Dreyfus Institutional Cash
      Advantage Fund, 2.552% (B)                      2,102,781        2,102,781

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
                                                JULY 31, 2008

                                                      Shares/
Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   Merrill Lynch Select Institutional
      Fund, 2.489% (B)                                2,803,708   $   2,803,708
                                                                  --------------
   Total Cash Equivalents
      (Cost $24,979,932)                                             24,979,932
                                                                  --------------
CERTIFICATES OF DEPOSIT (B) -- 0.9%
   BNP Paribas
         2.420%, 08/25/08                           $   700,927          700,927
   Rabobank Nederland
         2.370%, 08/26/08                               700,927          700,927
                                                                  --------------
   Total Certificates of Deposit
      (Cost $1,401,854)                                                1,401,854
                                                                  --------------
TIME DEPOSIT (B) -- 0.4%
   Wells Fargo Bank
         2.420%, 08/25/08                               700,927          700,927
                                                                  --------------
   Total Time Deposit
      (Cost $700,927)                                                    700,927
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 8.0%
   Greenwich Capital
      2.338%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $4,906,808
      (collateralized by a commercial
      mortgage-backed obligation,
      par value $10,982,825, 5.927%,
      05/20/36, with a total market
      value $5,397,145)                               4,906,489        4,906,489
   HSBC Securities
      2.288%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $3,504,858
      (collateralized by various
      non-agency asset-backed
      obligations, ranging in par
      value $31,962-$2,789,269,
      0.001%-6.351%, 10/18/10-
      06/25/37, with a total market
      value $3,679,944)                               3,504,635        3,504,635
   Lehman Brothers
      2.268%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $732,716
      (collateralized by a corporate
      obligation, par value $755,599,
      6.250%, 09/01/37, with a total
      market value $769,540)                            732,670          732,670

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   Merrill Lynch
      2.288%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $3,504,858
      (collateralized by various
      corporate obligations, ranging
      in par value $70,093-$2,001,147,
      5.125%-6.440%, 09/17/13-
      03/29/67, with a total market
      value $3,680,247)                             $ 3,504,635   $    3,504,635
                                                                  --------------
   Total Repurchase Agreements
      (Cost $12,648,429)
                                                                      12,648,429
                                                                  --------------
   Total Investments -- 115.8%
      (Cost $182,898,850)                                         $  182,127,704
                                                                  ==============

PERCENTAGES ARE BASED ON A NET ASSETS OF $157,263,424.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 WAS $21,229,399.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008 WAS $21,830,572.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST STRATEGIC BALANCED FUND
                                                   JULY 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                              (PERFORMANCE GRAPH)

Exchange Traded Funds             44.9%
Registered Investment Companies   39.7%
Cash Equivalent                    8.6%
Closed-End Funds                   3.8%
Materials                          2.2%
Health Care                        0.8%

+ Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
EXCHANGE TRADED FUNDS -- 45.1%
   iShares Lehman Aggregate Bond
      Fund (A)                                            4,490   $      450,841
   iShares Lehman Treasury Inflation-
      Protected Securities Fund                           6,218          662,030
   iShares MSCI EAFE Index Fund (A)                      48,113        3,194,222
   iShares MSCI Emerging Markets
      Index Fund (A)                                     22,560          962,184
   iShares S&P 500 Growth Index
      Fund (A)                                           86,597        5,369,881
   iShares S&P MidCap 400 Index
      Fund (A)                                            9,852          788,751
   SPDR Trust Series 1                                   19,481        2,470,775
                                                                  --------------
   Total Exchange Traded Funds
      (Cost $14,492,915)                                              13,898,684
                                                                  --------------
REGISTERED INVESTMENT COMPANIES -- 39.9%
   American Century International
      Bond Fund                                         106,782        1,631,625
   Cohen & Steers Institutional
      Reality Shares                                     12,539          471,215
   Cohen & Steers International
      Realty Shares                                      65,454          877,084
   Forward International Small
      Companies Fund                                     31,929          494,900
   PIMCO Emerging Markets
      Bond Fund                                          31,489          325,910
   PIMCO Foreign Bond Fund                               80,394          811,177
   PIMCO Total Return Fund                              701,715        7,438,174
   Vanguard Short-Term Investment
      Grade Fund                                         23,986          250,890
                                                                  --------------
   Total Registered Investment Companies
      (Cost $12,548,893)                                              12,300,975
                                                                  --------------

                                                      Shares/
Description                                         Face Amount       Value
-------------------------------------------------   -----------   --------------
CLOSED-END FUNDS -- 3.9%
   Blackrock Floating Rate Income
      Strategies Fund (A)                                21,828   $      314,105
   Macquarie Global Infrastructure
      Total Return Fund                                  39,335          875,204
                                                                  --------------
   Total Closed-End Funds
      (Cost $1,341,494)                                                1,189,309
                                                                  --------------
COMMON STOCK -- 3.0%
HEALTH CARE -- 0.8%
   AmerisourceBergen, Cl A                                1,960           82,065
   Cardinal Health                                        1,417           76,135
   McKesson                                               1,515           84,825
                                                                  --------------
                                                                         243,025
                                                                  --------------
MATERIALS -- 2.2%
   BHP Billiton ADR (A)                                   4,720          352,395
   Rio Tinto ADR (A)                                        808          337,421
                                                                  --------------
                                                                         689,816
                                                                  --------------
   Total Common Stock
      (Cost $1,153,793)                                                  932,841
                                                                  --------------
CASH EQUIVALENTS* -- 17.1%
   AIM Liquid Asset Money Fund,
      2.523% (B)                                        651,235          651,235
   Allegiant Advantage Institutional
      Money Fund, 2.467% (B)                            156,296          156,296
   American Beacon Select Money
      Market Fund, 2.510%                             2,649,646        2,649,646
   Dreyfus Institutional Cash
      Advantage Fund, 2.552% (B)                        781,482          781,482
   Merrill Lynch Select Institutional
      Fund, 2.489% (B)                                1,041,977        1,041,977
                                                                  --------------
   Total Cash Equivalents
      (Cost $5,280,636)                                                5,280,636
                                                                  --------------
CERTIFICATES OF DEPOSIT (B) -- 1.7%
   BNP Paribas
         2.420%, 08/25/08                           $   260,494          260,494
   Rabobank Nederland
         2.370%, 08/26/08                               260,494          260,494
                                                                  --------------
   Total Certificates of Deposit
      (Cost $520,988)                                                    520,988
                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST STRATEGIC BALANCED FUND
                                                   JULY 31, 2008

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
TIME DEPOSIT (B) -- 0.8%
   Wells Fargo Bank
         2.420%, 08/25/08                           $   260,494     $    260,494
                                                                  --------------
   Total Time Deposit
      (Cost $260,494)                                                    260,494
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 15.3%
   Greenwich Capital
      2.338%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $1,823,577
      (collateralized by a commercial
      mortgage-backed obligation,
      par value $4,081,682, 5.927%,
      05/20/36, with total market
      value $2,005,807)                               1,823,459        1,823,459
   HSBC Securities
      2.288%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $1,302,553
      (collateralized by various
      non-agency asset-backed
      obligations, ranging in par
      value $11,879-$1,036,610,
      0.001%-6.351%, 10/18/10-
      06/25/37, with total market
      value $1,367,623)                               1,302,471        1,302,471
   Lehman Brothers
      2.268%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $272,308
      (collateralized by a corporate
      obligation, par value $280,813,
      6.250%, 09/01/37, with total
      market value $285,993)                            272,291          272,291
   Merrill Lynch
      2.288%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $1,302,553
      (collateralized by various corporate
      obligations, ranging in par value
      $26,049-$743,711, 5.125%-6.440%,
      09/17/13-03/29/67, with total
      market value $1,367,736)                        1,302,471        1,302,471
                                                                  --------------
   Total Repurchase Agreements
      (Cost $4,700,692)                                                4,700,692
                                                                  --------------
   Total Investments -- 126.8%
      (Cost $40,299,905)                                          $   39,084,619
                                                                  ==============

Description

PERCENTAGES ARE BASED ON A NET ASSETS OF $30,820,207.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 WAS $7,884,061.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008 WAS $8,113,164.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

EAFE -- EUROPE, AUSTRALASIA AND THE FAR EAST

MSCI -- MORGAN STANLEY COMPOSITE INDEX

S&P -- STANDARD & POOR'S

SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                       FROST KEMPNER MULTI-CAP
                                                         DEEP VALUE EQUITY FUND
                                                         JULY 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                              (PERFORMANCE GRAPH)

Financials                   24.5%
Industrials                  12.9%
Information Technology       12.8%
Telecommunication Services   12.7%
Consumer Discretionary       12.0%
Materials                     7.6%
Health Care                   5.0%
Cash Equivalent               5.0%
Utilities                     3.9%
Consumer Staples              2.0%
Energy                        1.6%

+ Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
COMMON STOCK -- 94.6%
CONSUMER DISCRETIONARY -- 11.9%
   American Eagle Outfitters                             66,100   $      925,400
   Best Buy                                              64,100        2,546,052
   Gannett (A)                                          235,500        4,267,260
   Home Depot                                           100,700        2,399,681
   JC Penney                                            157,100        4,843,393
   Nissan Motor ADR (A)                                 268,391        4,109,066
   Staples                                               81,000        1,822,500
   Walt Disney                                           50,400        1,529,640
                                                                  --------------
                                                                      22,442,992
                                                                  --------------
CONSUMER STAPLES -- 2.0%
   Archer-Daniels-Midland                                75,800        2,170,154
   Sara Lee                                             119,400        1,631,004
                                                                  --------------
                                                                       3,801,158
                                                                  --------------
ENERGY -- 1.7%
   ENSCO International                                   45,506        3,146,285
                                                                  --------------
FINANCIALS -- 24.4%
   Allstate                                             126,200        5,832,964
   American International Group                          93,700        2,440,885
   Annaly Capital Management+++                         343,600        5,178,052
   Bank of America                                      193,830        6,377,007
   Barclays ADR (A)                                     163,800        4,455,360
   Genworth Financial, Cl A                             133,700        2,135,189
   Lincoln National                                      35,567        1,696,546
   Marsh & McLennan                                     303,700        8,579,524

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
   RenaissanceRe Holdings                               130,600   $    6,643,622
   XL Capital, Cl A (A)                                 151,250        2,705,863
                                                                  --------------
                                                                      46,045,012
                                                                  --------------
HEALTH CARE -- 5.0%
   Johnson & Johnson                                     43,800        2,998,986
   Pfizer                                                38,700          722,529
   Teva Pharmaceutical Industries ADR (A)                40,500        1,816,020
   Wyeth                                                 93,600        3,792,672
                                                                  --------------
                                                                       9,330,207
                                                                  --------------
INDUSTRIALS -- 12.8%
   Arkansas Best (A)                                    143,600        5,333,304
   Boeing                                                23,000        1,405,530
   Carlisle (A)                                         100,400        3,071,236
   Caterpillar                                           32,000        2,224,640
   Dover                                                131,800        6,541,234
   Granite Construction (A)                              18,100          572,503
   Ingersoll-Rand, Cl A                                 140,400        5,054,400
                                                                  --------------
                                                                      24,202,847
                                                                  --------------
INFORMATION TECHNOLOGY -- 12.7%
   Black Box (A)                                         99,456        2,953,843
   Canon ADR (A)                                         71,400        3,257,982
   International Business Machines                       53,200        6,808,536
   Nokia ADR (A)                                        261,900        7,155,108
   Technitrol (A)                                       273,600        3,835,872
                                                                  --------------
                                                                      24,011,341
                                                                  --------------
MATERIALS -- 7.6%
   Alcoa                                                117,200        3,955,500
   Dow Chemical                                         126,300        4,207,053
   PPG Industries                                        55,900        3,389,776
   Vulcan Materials (A)                                  42,000        2,695,980
                                                                  --------------
                                                                      14,248,309
                                                                  --------------
TELECOMMUNICATION SERVICES -- 12.6%
   AT&T                                                 306,092        9,430,695
   Nippon Telegraph & Telephone
      ADR (A)                                           328,100        8,307,492
   Verizon Communications                               178,700        6,082,948
                                                                  --------------
                                                                      23,821,135
                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                       FROST KEMPNER MULTI-CAP
                                                         DEEP VALUE EQUITY FUND
                                                         JULY 31, 2008

                                                      Shares/
Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------

UTILITIES -- 3.9%
   Consolidated Edison (A)                              110,600   $    4,390,820
   Southern Union                                       115,300        3,011,636
                                                                  --------------
                                                                       7,402,456
                                                                  --------------
   Total Common Stock
      (Cost $197,814,011)                                            178,451,742
                                                                  --------------
CASH EQUIVALENTS* -- 11.5%
   AIM Liquid Asset Money Fund,
      2.523% (B)                                      3,046,231        3,046,231
   Allegiant Advantage Institutional
      Money Fund, 2.467% (B)                            731,095          731,095
   Dreyfus Institutional Cash
      Advantage Fund, 2.552% (B)                      3,655,478        3,655,478
   Fidelity Institutional Money
      Market Funds - Government
      Portfolio, Cl I, 2.220%                         9,293,782        9,293,782
   Merrill Lynch Select Institutional
      Fund, 2.489% (B)                                4,873,970        4,873,970
                                                                  --------------
   Total Cash Equivalents
      (Cost $21,600,556)                                              21,600,556
                                                                  --------------
CERTIFICATES OF DEPOSIT (B) -- 1.3%
   BNP Paribas
         2.420%, 08/25/08                           $ 1,218,493        1,218,493
   Rabobank Nederland
         2.370%, 08/26/08                             1,218,493        1,218,493
                                                                  --------------
   Total Certificates of Deposit
      (Cost $2,436,986)                                                2,436,986
                                                                  --------------
TIME DEPOSIT (B) -- 0.7%
   Wells Fargo Bank
         2.420%, 08/25/08                             1,218,492        1,218,492
                                                                  --------------
   Total Time Deposit
     (Cost $1,218,492)                                                 1,218,492
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 11.7%
   Greenwich Capital
      2.338%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $8,530,002
      (collateralized by a commercial
      mortgage-backed obligation,
      par value $19,092,560, 5.927%,
      05/20/36, with a total market
      value $9,382,405)                               8,529,448        8,529,448

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   HSBC Securities
      2.288%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $6,092,850
      (collateralized by various
      non-agency asset-backed
      obligations, ranging in par
      value $55,563-$4,848,869,
      0.001%-6.351%, 10/18/10-
      06/25/37, with a total market
      value $6,397,221)                             $ 6,092,463   $    6,092,463
   Lehman Brothers
      2.268%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $1,273,754
      (collateralized by a corporate
      obligation, par value $1,313,535,
      6.250%, 09/01/37, with a total
      market value $1,337,769)                        1,273,674        1,273,674
   Merrill Lynch
      2.288%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $6,092,850
      (collateralized by various
      corporate obligations, ranging
      in par value $121,849-$3,478,796,
      5.125%-6.440%, 09/17/13-
      03/29/67, with a total market
      value $6,397,747)                               6,092,463        6,092,463
                                                                  --------------
   Total Repurchase Agreements
      (Cost $21,988,048)                                              21,988,048
                                                                  --------------
   Total Investments -- 119.7%
      (Cost $245,058,093)                                         $  225,695,824
                                                                  ==============

PERCENTAGES ARE BASED ON A NET ASSETS OF $188,552,760.

+++  REAL ESTATE INVESTMENT TRUST

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 WAS $36,527,325.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008 WAS $37,950,300.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST HOOVER SMALL-MID CAP EQUITY FUND
                                          JULY 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                              (PERFORMANCE GRAPH)

Industrials              28.8%
Information Technology   16.5%
Consumer Discretionary   14.1%
Health Care              11.9%
Financials               11.3%
Energy                    6.9%
Consumer Staples          3.9%
Cash Equivalent           2.6%
Materials                 2.5%
Utilities                 1.5%

+ Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
COMMON STOCK++ -- 92.4%
CONSUMER DISCRETIONARY -- 13.4%
   Aaron Rents                                           16,100   $      442,267
   Chipotle Mexican Grill, Cl A* (A)                      8,300          568,550
   DeVry                                                 16,100          914,641
   Dick's Sporting Goods*                                24,200          424,710
   Dollar Tree* (A)                                      28,800        1,080,000
   Family Dollar Stores (A)                              36,200          843,460
   Foot Locker                                           61,100          920,166
   Hibbett Sports* (A)                                   31,700          667,285
   ITT Educational Services*                             14,800        1,310,984
   J Crew Group* (A)                                     14,200          408,392
   Jack in the Box*                                      21,400          461,812
   Life Time Fitness* (A)                                 6,200          184,698
   Morningstar* (A)                                       6,800          428,128
   Panera Bread, Cl A* (A)                                8,800          440,880
   Saks* (A)                                             78,500          799,915
   Sonic* (A)                                            25,400          383,286
   Warnaco Group* (A)                                    10,100          423,695
   WMS Industries* (A)                                   27,200          766,496
                                                                  --------------
                                                                      11,469,365
                                                                  --------------
CONSUMER STAPLES -- 3.7%
   BJ's Wholesale Club*                                  15,700          589,221
   Flowers Foods (A)                                     34,700        1,043,429
   Hain Celestial Group* (A)                             25,700          671,798
   Herbalife                                             19,700          850,843
                                                                  --------------
                                                                       3,155,291
                                                                  --------------

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
ENERGY -- .6%
   Bill Barrett*                                          4,000   $      164,560
   Carrizo Oil & Gas* (A)                                10,100          508,434
   Complete Production Services* (A)                      2,900           92,336
   Comstock Resources*                                    7,100          433,171
   Concho Resources* (A)                                 12,600          412,650
   Foundation Coal Holdings                               8,000          475,200
   Goodrich Petroleum*                                    8,800          403,480
   Hercules Offshore* (A)                                10,900          272,173
   Key Energy Services*                                  35,000          562,100
   Mariner Energy*                                       15,300          404,838
   Matrix Service* (A)                                    9,700          218,929
   Penn Virginia                                          4,200          255,150
   PetroHawk Energy*                                     13,100          436,492
   Superior Well Services* (A)                           17,300          549,448
   Tidewater (A)                                          7,400          443,556
                                                                  --------------
                                                                       5,632,517
                                                                  --------------
FINANCIALS -- 10.7%
   Alexandria Real Estate Equities+++ (A)                10,300        1,063,578
   Corporate Office Properties Trust+++ (A)              28,000        1,088,640
   Digital Realty Trust+++ (A)                           27,100        1,162,861
   Entertainment Properties Trust+++ (A)                 19,800        1,062,072
   Essex Property Trust+++                                7,200          873,720
   Hancock Holding (A)                                   21,000          942,690
   optionsXpress Holdings (A)                             1,600           39,696
   SVB Financial Group* (A)                              20,500        1,180,595
   UMB Financial (A)                                     14,800          815,036
   Waddell & Reed Financial, Cl A                        28,200          941,880
                                                                  --------------
                                                                       9,170,768
                                                                  --------------
HEALTH CARE -- 11.2%
   American Medical Systems Holdings* (A)                29,900          492,453
   AMERIGROUP* (A)                                       42,700        1,084,580
   Cross Country Healthcare* (A)                         61,300          977,735
   Haemonetics*                                          14,500          841,870
   Kendle International* (A)                             22,400          921,760
   Kensey Nash* (A)                                      30,200        1,048,846
   Pediatrix Medical Group* (A)                          16,800          817,320
   Perrigo                                               30,000        1,056,900
   Synovis Life Technologies* (A)                        41,400          854,496
   United Therapeutics*                                   8,100          918,459
   Varian*                                               13,300          657,020
                                                                  --------------
                                                                       9,671,439
                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST HOOVER SMALL-MID CAP EQUITY FUND
                                          JULY 31, 2008

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
INDUSTRIALS -- 27.3%
   ABM Industries                                        38,800   $      928,484
   Ameron International (A)                               7,400          956,746
   Baldor Electric (A)                                   14,300          486,915
   Bucyrus International, Cl A                           12,800          896,128
   Clean Harbors* (A)                                    14,600        1,139,384
   Corrections Corp. of America*                         15,100          423,253
   CoStar Group* (A)                                     19,000          947,910
   Curtiss-Wright (A)                                    29,400        1,547,616
   Donaldson                                             10,700          482,677
   Dycom Industries* (A)                                 42,100          668,127
   EMCOR Group* (A)                                      17,700          533,124
   EnerSys*                                              31,900        1,029,732
   Esterline Technologies*                                7,100          346,338
   Forward Air (A)                                       23,600          863,524
   Gardner Denver*                                       13,500          615,600
   Healthcare Services Group (A)                         40,350          670,214
   Hexcel*                                               23,000          436,540
   Huron Consulting Group*                                7,600          396,416
   IDEX                                                   8,900          336,687
   Knight Transportation (A)                             54,400        1,029,248
   Korn/Ferry International* (A)                         26,400          462,000
   Landstar System                                       20,900        1,057,122
   MasTec* (A)                                           59,500          853,825
   Otter Tail (A)                                        19,800          897,732
   Regal-Beloit                                          19,500          814,125
   Robbins & Myers (A)                                   18,600          944,322
   Tetra Tech*                                           42,100        1,209,533
   Waste Connections*                                    28,000        1,018,920
   Watsco (A)                                             6,800          339,116
   Woodward Governor (A)                                 25,100        1,129,500
                                                                  --------------
                                                                      23,460,858
                                                                  --------------
INFORMATION TECHNOLOGY -- 15.7%
   Ansys*                                                20,000          917,600
   Ariba*                                                55,200          905,832
   CACI International, Cl A*                             22,400        1,007,104
   Cypress Semiconductor*                                32,500          885,625
   Digital River* (A)                                    29,400        1,172,766
   F5 Networks*                                          27,000          787,050
   Factset Research Systems (A)                          15,500          893,885
   FEI* (A)                                              35,600          898,900
   Harmonic* (A)                                         46,200          359,898
   Jabil Circuit(A)                                      50,600          822,756
   Mantech International, Cl A*                          19,100        1,066,544
   Micros Systems*                                       16,000          506,880

                                                      Shares/
Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   Microsemi* (A)                                        16,600   $      430,936
   Polycom* (A)                                          31,700          748,120
   Riverbed Technology* (A)                              31,900          506,253
   Synopsys*                                             36,100          867,122
   Viasat*                                               30,100          693,203
                                                                  --------------
                                                                      13,470,474
                                                                  --------------
MATERIALS -- 2.3%
   Cleveland-Cliffs                                       9,300        1,008,213
   Ferro (A)                                             22,100          480,896
   Olin (A)                                              17,800          529,372
                                                                  --------------
                                                                       2,018,481
                                                                  --------------
UTILITIES -- 1.5%
   Avista (A)                                            22,400          506,688
   South Jersey Industries (A)                           21,800          813,140
                                                                  --------------
                                                                       1,319,828
                                                                  --------------
   Total Common Stock
      (Cost $74,144,504)                                              79,369,021
                                                                  --------------
CASH EQUIVALENTS** -- 12.9%
   AIM Liquid Asset Money Fund,
      2.523% (B)                                      2,217,213        2,217,213
   Allegiant Advantage Institutional
      Money Fund, 2.467% (B)                            532,131          532,131
   American Beacon Select Money
      Market Fund, 2.510%                             2,137,162        2,137,162
   Dreyfus Institutional Cash
      Advantage Fund, 2.552% (B)                      2,660,655        2,660,655
   Merrill Lynch Select Institutional
      Fund, 2.489% (B)                                3,547,540        3,547,540
                                                                  --------------
   TOTAL CASH EQUIVALENTS
      (Cost $11,094,701)                                              11,094,701
                                                                  --------------
CERTIFICATES OF DEPOSIT (B) -- 2.1%
   BNP Paribas
         2.420%, 08/25/08                           $   886,885          886,885
   Rabobank Nederland
         2.370%, 08/26/08                               886,885          886,885
                                                                  --------------
   Total Certificates of Deposit
      (Cost $1,773,770)                                                1,773,770
                                                                  --------------
TIME DEPOSIT (B) -- 1.0%
   Wells Fargo Bank
         2.420%, 08/25/08                               886,885          886,885
                                                                  --------------
   Total Time Deposit
      (Cost $886,885)                                                    886,885
                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST HOOVER SMALL-MID CAP EQUITY FUND
                                          JULY 31, 2008

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
REPURCHASE AGREEMENTS (B) -- 18.7%
   Greenwich Capital
      2.338%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price $6,208,598
      (collateralized by a commercial
      mortgage-backed obligation, par value
      $13,896,602, 5.927%, 05/20/36, with a total
      market value $6,829,024)                      $ 6,208,196   $    6,208,196
   HSBC Securities
      2.288%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price $4,434,707
      (collateralized by various non-agency
      asset-backed obligations, ranging in par value
      $40,442-$3,529,270, 0.001%-6.351%,
      10/18/10-06/25/37, with a total market
      value $4,656,245)                               4,434,425        4,434,425
   Lehman Brothers
      2.268%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price $927,108
      (collateralized by a corporate obligation, par
      value $956,062, 6.250%, 09/01/37, with a total
      market value $973,701)                            927,049          927,049
   Merrill Lynch
      2.288%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price $4,434,707
      (collateralized by various corporate
      obligations, ranging in par value
      $88,689-$2,532,057, 5.125%-6.440%,
      09/17/13-03/29/67, with a total market
      value $4,656,628)                               4,434,425        4,434,425
                                                                  --------------
   Total Repurchase Agreements
      (Cost $16,004,095)                                              16,004,095
                                                                  --------------
   Total Investments -- 127.1%
      (Cost $103,903,955)                                         $  109,128,472
                                                                  ==============

PERCENTAGES ARE BASED ON A NET ASSETS OF $85,865,108.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

++ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

+++  REAL ESTATE INVESTMENT TRUST

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 WAS $26,695,168.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008 WAS $27,622,289.

CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
                                                 JULY 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                               (PERFORMANCE GRAPH)

Financials                   15.2%
Telecommunication Services   11.6%
Consumer Discretionary       11.4%
Consumer Staples             11.0%
Information Technology       11.0%
Health Care                  10.6%
Materials                     8.5%
Energy                        8.3%
Industrials                   6.4%
Utilities                     5.5%
Cash Equivalent               0.5%

+ Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
COMMON STOCK -- 96.5%
AUSTRALIA -- 0.9%
   BHP Billiton (A)                                      66,974   $    2,498,394
                                                                  --------------
BRAZIL -- 1.9%
   Empresa Brasileira de Aeronautica ADR (B)             89,200        2,725,952
   Redecard                                             130,500        2,409,410
                                                                  --------------
                                                                       5,135,362
                                                                  --------------
CANADA -- 8.7%
   Canadian National Railway                            115,400        6,086,203
   Canadian Natural Resources                            59,100        4,619,118
   Canadian Oil Sands Trust                              31,700        1,592,896
   Nexen                                                 37,700        1,186,204
   Potash Corp. of Saskatchewan                          22,569        4,610,170
   Rogers Communications, Cl B                          175,040        5,914,461
                                                                  --------------
                                                                      24,009,052
                                                                  --------------
CHINA -- 3.7%
   China Life Insurance, Cl H (A)                     1,234,600        4,649,829
   China Merchants Bank, Cl H (A)                       901,985        3,250,590
   Country Garden Holdings (A)                        3,576,400        2,129,844
   Soho China (A)                                       150,800           88,535
                                                                  --------------
                                                                      10,118,798
                                                                  --------------
DENMARK -- 4.7%
   Carlsberg, Cl B (A)                                   55,400        4,496,735
   Novo Nordisk, Cl B (A)                               130,642        8,284,309
                                                                  --------------
                                                                      12,781,044
                                                                  --------------

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
FINLAND -- 5.3%
   Fortum (A)                                           162,090   $    7,143,184
   Nokia (A)                                            266,800        7,279,550
                                                                  --------------
                                                                      14,422,734
                                                                  --------------
FRANCE -- 12.8%
   Air Liquide (A)                                       57,835        7,564,517
   AXA (A)                                              231,400        6,799,254
   BNP Paribas (A)                                       43,100        4,247,686
   France Telecom (A)                                   151,536        4,790,068
   Groupe Danone (A)                                     70,800        5,249,756
   LVMH Moet Hennessy Louis Vuitton (A)                  59,330        6,523,176
                                                                  --------------
                                                                      35,174,457
                                                                  --------------
GERMANY -- 6.5%
   BASF (A)                                              89,600        5,669,860
   E.ON (A)                                              40,242        7,666,755
   SAP (A)                                               76,377        4,421,210
                                                                  --------------
                                                                      17,757,825
                                                                  --------------
GREECE -- 2.4%
   National Bank of Greece (A)                           87,964        4,142,447
   OPAP (A)                                              63,784        2,281,583
                                                                  --------------
                                                                       6,424,030
                                                                  --------------
GUERNSEY -- 1.4%
   Amdocs*                                              120,474        3,663,614
                                                                  --------------
HONG KONG -- 2.8%
   China Mobile (A)                                     373,415        4,989,209
   Hong Kong Exchanges and Clearing (A)                 188,500        2,775,786
                                                                  --------------
                                                                       7,764,995
                                                                  --------------
ISRAEL -- 3.1%
   Teva Pharmaceutical Industries ADR (B)               185,764        8,329,658
                                                                  --------------
JAPAN -- 7.6%
   Fanuc (A)                                             50,200        3,987,031
   Komatsu (A)                                          175,679        4,363,462
   Nintendo (A)                                          14,972        7,265,213
   Toyota Motor (A)                                     114,680        4,944,257
                                                                  --------------
                                                                      20,559,963
                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
                                                 JULY 31, 2008

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
MEXICO -- 3.1%
   America Movil ADR (B)                                 81,168   $    4,098,172
   Wal-Mart de Mexico (B)                             1,041,000        4,238,728
                                                                  --------------
                                                                       8,336,900
                                                                  --------------
RUSSIA -- 4.4%
   Gazprom OAO ADR (A)                                  122,600        5,867,606
   Rosneft Oil GDR (A)                                  250,800        2,653,000
   Sberbank (A)                                       1,141,900        3,357,492
                                                                  --------------
                                                                      11,878,098
                                                                  --------------
SPAIN -- 2.3%
   Telefonica (A)                                       242,500        6,290,504
                                                                  --------------
SWEDEN -- 2.0%
   Hennes & Mauritz, Cl B (A)                            99,242        5,298,794
                                                                  --------------
SWITZERLAND -- 10.9%
   Givaudan (A)                                           2,970        2,417,348
   Logitech International* (A)                          100,086        2,650,192
   Nestle (A)                                           181,000        7,938,801
   Novartis (A)                                          49,520        2,939,507
   Roche Holding (A)                                     48,523        8,964,342
   Swiss Reinsurance (A)                                 78,800        4,899,811
                                                                  --------------
                                                                      29,810,001
                                                                  --------------
UNITED KINGDOM -- 9.6%
   ARM Holdings (A)                                     965,600        1,821,421
   Carnival (A)                                         149,438        5,226,786
   Next (A)                                              93,324        1,753,444
   Reckitt Benckiser Group (A)                           90,900        4,956,483
   SABMiller (A)                                        130,323        2,694,890
   Standard Chartered (A)                               149,800        4,561,393
   Vodafone Group ADR                                   188,133        5,047,608
                                                                  --------------
                                                                      26,062,025
                                                                  --------------
UNITED STATES -- 2.4%
   Schlumberger                                          63,600        6,461,760
                                                                  --------------
   Total Common Stock
      (Cost $244,510,491)                                            262,778,008
                                                                  --------------

                                                      Shares/
Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
PREFERRED STOCK -- 1.7%
GERMANY -- 1.7%
   Porsche Automobil Holding (A)                         30,500   $    4,565,260
                                                                  --------------
   Total Preferred Stock
      (Cost $6,008,771)                                                4,565,260
                                                                  --------------
CASH EQUIVALENTS** -- 2.4%
   AIM Liquid Asset Money Fund,
      2.523% (C)                                      1,296,090        1,296,090
   Allegiant Advantage Institutional
      Money Fund, 2.467% (C)                            311,062          311,062
   American Beacon Select Money
      Market Fund, 2.510%                             1,211,318        1,211,318
   Dreyfus Institutional Cash
      Advantage Fund, 2.552% (C)                      1,555,309        1,555,309
   Merrill Lynch Select Institutional
      Fund, 2.489% (C)                                2,073,745        2,073,745
                                                                  --------------
   Total Cash Equivalents
      (Cost $6,447,524)                                                6,447,524
                                                                  --------------
CERTIFICATES OF DEPOSIT (C) -- 0.4%
   BNP Paribas
         2.420%, 08/25/08                           $   518,436          518,436
   Rabobank Nederland
         2.370%, 08/26/08                               518,436          518,436
                                                                  --------------
   Total Certificates of Deposit
      (Cost $1,036,872)                                                1,036,872
                                                                  --------------
TIME DEPOSIT (C) -- 0.2%
   Wells Fargo Bank
         2.420%, 08/25/08                               518,436          518,436
                                                                  --------------
   Total Time Deposit
      (Cost $518,436)                                                    518,436
                                                                  --------------
REPURCHASE AGREEMENTS (C) -- 3.3%
   Greenwich Capital
      2.338%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price $3,629,289
      (collateralized by a commercial
      mortgage-backed obligation, par value
      $8,123,377, 5.927%, 05/20/36, with a total
      market value $3,991,964)                        3,629,054        3,629,054

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
                                                 JULY 31, 2008

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   HSBC Securities
      2.288%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price $2,592,346
      (collateralized by various non-agency
      asset-backed obligations, ranging in par
      value $23,641-$2,063,065, 0.001%-6.351%,
      10/18/10-06/25/37, with a total market
      value $2,721,848)                             $ 2,592,181   $    2,592,181
   Lehman Brothers
      2.268%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price $541,949
      (collateralized by a corporate obligation,
      par value $558,874, 6.250%, 09/01/37, with
      a total market value $569,185)                    541,915          541,915
   Merrill Lynch
      2.288%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price $2,592,346
      (collateralized by various corporate
      obligations, ranging in par value
      $51,844-$1,480,135, 5.125%-6.440%,
      09/17/13-03/29/67, with a total market
      value $2,722,072)                               2,592,181        2,592,181
                                                                  --------------
   Total Repurchase Agreements
      (Cost $9,355,331)                                                9,355,331
                                                                  --------------
   Total Investments -- 104.5%
      (Cost $267,877,425)                                         $  284,701,431
                                                                  ==============

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2008, is as follows:

                                                 UNREALIZED
SETTLEMENT      CURRENCY         CURRENCY       APPRECIATION
   DATE        TO DELIVER       TO RECEIVE     (DEPRECIATION)
----------   --------------   --------------   --------------
 12/8/08     MXP 65,888,000   USD  6,268,719     $(171,514)
12/19/08     EUR  6,917,000   USD 10,617,387       (87,809)
12/23/08     CHF  1,989,000   USD  1,904,680         3,082
12/29/08     GBP  1,078,000   USD  2,082,254       (30,883)
                                                 ---------
                                                 $(287,124)
                                                 =========

PERCENTAGES ARE BASED ON A NET ASSETS OF $272,330,972.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

(A)  SECURITY IS FAIR VALUED. (SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.)

(B) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 WAS $15,742,783.

(C) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008 WAS $16,146,845.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL  -- CLASS

CHF -- SWISS FRANC

EUR -- EURO

GBP -- BRITISH POUND STERLING

GDR -- GLOBAL DEPOSITARY RECEIPT

MXP -- MEXICAN PESO

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
                                                    JULY 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                              (PERFORMANCE GRAPH)

Asset-Backed Securities              38.2%
U.S. Government Agency Obligations   24.3%
Financials                           10.6%
Municipal Bonds                       9.7%
U.S. Treasury Obligations             6.2%
Cash Equivalent                       5.6%
Consumer Discretionary                1.7%
Utilities                             1.2%
Industrials                           0.9%
Banks                                 0.7%
Health Care                           0.7%
Energy                                0.2%

+ Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
ASSET-BACKED SECURITIES -- 38.4%
AUTOMOTIVE -- 28.0%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl C
         5.280%, 11/06/11                           $ 1,000,000   $      968,081
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-RM, Cl A2
         5.420%, 08/08/11                               266,424          260,049
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
         5.190%, 11/06/11                             4,000,000        3,972,140
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-DF, Cl A3A
         5.490%, 07/06/12                             1,350,000        1,327,948
   AmeriCredit Automobile Receivables
      Trust, Ser 2008-AF, Cl A1
         2.694%, 06/12/09                               795,340          792,143
   BMW Vehicle Owner Trust,
      Ser 2006-A, Cl B
         5.190%, 06/25/13                             1,000,000          934,285
   Capital One Auto Finance Trust,
      Ser 2005-C, Cl A4A
         4.710%, 06/15/12                               600,000          562,193
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         2.467%, 12/15/12 (A)                         1,000,000          939,010
   Capital One Auto Finance Trust,
      Ser 2007-B, Cl A3A
         5.030%, 04/15/12                             2,000,000        1,940,501
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
         5.230%, 07/15/14                             1,000,000          831,996
   Capital One Prime Auto Receivables
      Trust, Ser 2005-1, Cl B
         4.580%, 08/15/12                             1,000,000          994,327

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   Capital One Prime Auto Receivables
      Trust, Ser 2006-2, Cl B
         5.050%, 06/15/13                           $ 1,700,000   $    1,683,675
   Capital One Prime Auto Receivables
      Trust, Ser 2007-1, Cl B1
         5.760%, 12/15/13                             2,800,000        2,657,472
   Carmax Auto Owner Trust,
      Ser 2007-1, Cl A3
         5.240%, 07/15/11                             1,500,000        1,520,499
   CPS Auto Trust, Ser 2005-A, Cl A2
      4.780%, 10/15/11 (B)                            1,738,321        1,678,240
   Drive Auto Receivables Trust,
      Ser 2005-2, Cl A3
         4.260%, 10/15/12 (B)                           602,881          594,381
   Drive Auto Receivables Trust,
      Ser 2006-2, Cl A3
         5.330%, 04/15/14 (B)                           500,000          470,553
   Fifth Third Auto Trust, Ser 2008-1,
      Cl A4A
         4.810%, 01/15/13                             2,500,000        2,498,224
   Harley-Davidson Motorcycle Trust,
      Ser 2008-1, Cl A4
         4.900%, 12/15/13                             1,000,000          997,374
   Household Automotive Trust,
      Ser 2005-3, Cl A4
         4.940%, 11/19/12                             2,000,000        2,016,206
   Household Automotive Trust,
      Ser 2006-2, Cl A4
         5.670%, 06/17/13                               500,000          506,691
   Household Automotive Trust,
      Ser 2007-1, Cl A3
         5.300%, 11/17/11                             5,000,000        4,999,140
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A4
         2.507%, 09/15/14 (A)                         1,000,000          845,550
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A3
         5.050%, 09/15/11                             1,500,000        1,476,093
   Triad Auto Receivables Owner Trust,
      Ser 2005-A, Cl A4
         4.220%, 06/12/12                               921,398          881,107
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A4
         5.310%, 05/13/13                               562,000          503,846
   USAA Auto Owner Trust,
      Ser 2006-2, Cl B
         5.620%, 01/15/13                             1,140,000        1,068,896
   Volkswagen Auto Loan Enhanced
      Trust, Ser 2008-1, Cl A1
         2.840%, 05/20/09                               551,019          551,170
   Wachovia Auto Loan Owner Trust,
      Ser 2008-1, Cl A3
         4.270%, 04/20/12                             2,000,000        1,999,589
                                                                  --------------
                                                                      40,471,379
                                                                  --------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
                                                    JULY 31, 2008

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
CREDIT CARDS -- 8.8%
   Bank of America Credit Card Trust,
      Ser 2007-A8, Cl A8
         5.590%, 11/17/14                           $ 2,000,000   $    2,045,813
   Capital One Multi-Asset Execution
      Trust, Ser 2004-B6, Cl B6
         4.150%, 07/16/12                             1,500,000        1,479,056
   Chase Issuance Trust, Ser 2008-A4,
      Cl A4
         4.650%, 03/15/15                             2,500,000        2,454,348
   Citibank Credit Card Issuance
      Trust, Ser 2005-A7, Cl A7
         4.750%, 10/22/12                               875,000          880,699
   GE Capital Credit Card Master Note
      Trust, Ser 2007-A, Cl A
         2.498%, 03/15/15 (A)                         2,000,000        1,800,000
   Household Credit Card Master Note
      Trust I, Ser 2006-1, Cl A
         5.100%, 06/15/12                             3,000,000        3,028,664
   MBNA Credit Card Master Note Trust,
      Ser 2002-C1, Cl C1
         6.800%, 07/15/14                             1,000,000          976,083
                                                                  --------------
                                                                      12,664,663
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 1.6%
   CNH Equipment Trust, Ser 2008-B,
      Cl A1
         2.916%, 06/12/09                               439,629          439,894
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
         2.707%, 06/15/13 (A)                         1,000,000          887,275
   John Deere Owner Trust, Ser 2008-A,
      Cl A4
         4.890%, 03/16/15                             1,000,000          994,841
                                                                  --------------
                                                                       2,322,010
                                                                  --------------
   Total Asset-Backed Securities
      (Cost $55,663,000)                                              55,458,052
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.4%
   FFCB
         5.300%, 04/21/20                             1,000,000          971,997
         4.820%, 10/12/12                             5,500,000        5,683,970
         4.400%, 01/03/13                             1,935,000        1,967,063
   FHLB
         5.100%, 04/02/18                             2,000,000        1,947,078
         4.250%, 06/11/10                             6,000,000        6,117,083
   FHLB DN (C) (D)
         2.303%, 08/13/08                               500,000          499,617
   FHLMC
         5.500%, 08/20/12                             1,900,000        2,011,650
         5.125%, 08/23/10 (C)                         1,000,000        1,037,986
         4.125%, 10/18/10                             6,000,000        6,108,978

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   FNMA (C)
         5.000%, 10/15/11                           $ 1,000,000   $    1,040,960
   Tennessee Valley Authority
         5.625%, 01/18/11                             5,500,000        5,773,642
   Tennessee Valley Authority, Ser G
         5.375%, 11/13/08                             2,075,000        2,090,085
                                                                  --------------
   Total U.S. Government Agency Obligations
      (Cost $34,429,993)                                              35,250,109
                                                                  --------------
CORPORATE OBLIGATIONS -- 11 .7%
CONSUMER DISCRETIONARY -- 1.7%
   Home Depot
         4.625%, 08/15/10                             2,475,000        2,445,703
                                                                  --------------
ENERGY -- 0.2%
   General Electric Capital, MTN
         5.000%, 04/10/12                               335,000          337,087
                                                                  --------------
FINANCIALS -- 6.9%
   CIT Group
         5.200%, 11/03/10                             1,700,000        1,410,373
   Citibank (A)
         2.780%, 10/07/13                               750,000          735,410
   Genworth Global Funding Trust MTN
         5.200%, 10/08/10                             1,000,000        1,001,440
   Merrill Lynch, MTN (A)
         3.001%, 11/01/11                             2,700,000        2,382,188
   National City
         5.750%, 02/01/09                             2,000,000        1,846,610
   SLM, MTN (A)
         2.976%, 03/15/11                             2,500,000        2,163,825
   Wachovia
         5.300%, 10/15/11                               498,000          466,106
                                                                  --------------
                                                                      10,005,952
                                                                  --------------
HEALTH CARE -- 0.7%
   Merck
         4.750%, 03/01/15                             1,000,000          990,637
                                                                  --------------
INDUSTRIALS -- 0.9%
   Masco
         5.875%, 07/15/12                             1,435,000        1,323,730
                                                                  --------------
UTILITIES -- 1.3%
   AEP Texas Central Transition
      Funding, Ser A-1
         4.980%, 01/01/10                             1,775,791        1,798,237
                                                                  --------------
   Total Corporate Obligations
      (Cost $17,951,886)                                              16,901,346
                                                                  --------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
                                                    JULY 31, 2008

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
MUNICIPAL BONDS -- 9.8%
   Baltimore, Public Improvements
      Authority, Consolidated Public
      Improvement Project, Ser B, GO,
      FGIC
         7.500%, 10/15/08                           $ 1,000,000   $    1,008,470
   Baltimore, Public Improvements
      Authority, Ser B, GO, FGIC
         7.500%, 10/15/10                               900,000          953,991
   Mississippi State, GO
         7.000%, 10/01/09                             3,490,000        3,639,477
   South Texas, Detention Complex
      Local Development Authority,
      RB, MBIA
         4.340%, 02/01/11                             1,865,000        1,818,244
   Texas State
         2.910%, 08/01/09                               450,000          449,001
   Texas State, Veterans Housing
      Assistance Project, Ser A-1, GO
      Callable 12/01/09 @ 100
         7.000%, 12/01/10                               890,000          908,681
   Texas State, Veterans Housing
      Funding II Project, Ser D, GO
         7.150%, 12/01/09                             5,115,000        5,361,288
                                                                  --------------
   Total Municipal Bonds
      (Cost $13,937,633)                                              14,139,152
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- 6.3%
   U.S. Treasury Bills (C) (F)
         2.256%, 06/04/09                             1,700,000        1,669,193
   U.S. Treasury Note
         4.500%, 03/31/12                             2,000,000        2,102,500
         4.375%, 08/15/12 (C)                         4,500,000        4,727,812
         4.000%, 11/15/12                               500,000          518,633
                                                                  --------------
   Total U.S. Treasury Obligations
      (Cost $8,626,426)                                                9,018,138
                                                                  --------------
COMMERCIAL PAPER (F) -- 4.5%
   Bank of Scotland
         2.554%, 08/07/08                               500,000          499,787
   Barton Capital (B)
         2.483%, 08/08/08                               500,000          499,759
   Falcon Asset Securitization (B)
         2.453%, 08/08/08 to 08/11/2008                 750,000          749,541
   FCAR Owner Trust
         2.704%, 08/01/08                             1,000,000        1,000,000
   Gemini Securitization (B)
         2.555%, 08/21/08                               500,000          499,292
   Kitty Hawk Funding (B)
         2.453%, 08/05/08                               458,000          457,875
   Liberty Street Funding (B)
         2.606%, 08/27/08                               500,000          499,061

                                                    Face Amount
Description                                           /Shares          Value
-------------------------------------------------   -----------   --------------
   Nissan Motor Acceptance (B)
         2.860%, 08/29/08                           $   500,000   $      498,892
   Old Line Funding (B)
         2.493%, 08/08/08                               250,000          249,879
   Starbird Funding (B)
         2.756%, 08/22/08                               500,000          499,198
   Textron Financial
         2.805%, 08/01/08                               500,000          500,000
   White Point Funding
         2.803%, 08/11/08                               500,000          499,611
                                                                  --------------
   Total Commercial Paper
      (Cost $6,452,895)                                                6,452,895
                                                                  --------------
CASH EQUIVALENTS* -- 7.3%
   AIM Liquid Asset Money Fund,
      2.523% (E)                                        657,985          657,985
   Allegiant Advantage Institutional
      Money Fund, 2.467% (E)                            157,916          157,916
   American Beacon Select Money
      Market Fund, 2.510%                             8,076,320        8,076,320
   Dreyfus Institutional Cash Advantage
      Fund, 2.552% (E)                                  789,582          789,582
   Merrill Lynch Select Institutional
      Fund, 2.489% (E)                                1,052,776        1,052,776
                                                                  --------------
   Total Cash Equivalents
      (Cost $10,734,579)                                              10,734,579
                                                                  --------------
CERTIFICATES OF DEPOSIT (E) -- 0.4%
   BNP Paribas
         2.420%, 08/25/08                               263,194          263,194
   Rabobank Nederland
         2.370%, 08/26/08                               263,194          263,194
                                                                  --------------
   Total Certificates of Deposit
      (Cost $526,388)
                                                                         526,388
                                                                  --------------
TIME DEPOSIT (E) -- 0.2%
   Wells Fargo Bank
         2.420%, 08/25/08                               263,194          263,194
                                                                  --------------
   Total Time Deposit
      (Cost $263,194)
                                                                         263,194
                                                                  --------------
REPURCHASE AGREEMENTS (E) -- 3.3%
   Greenwich Capital
      2.338%, dated 07/31/08, to be
      repurchased on 08/01/08, repurchase
      price $1,842,477 (collateralized by
      a commercial mortgage-backed
      obligation, par value $4,123,985,
      5.927%, 05/20/36, with total
      market value $2,026,596)                        1,842,357        1,842,357

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
                                                    JULY 31, 2008

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   HSBC Securities
      2.288%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $1,316,053
      (collateralized by various
      non-agency asset-backed
      obligations, ranging in par
      value $12,002-$1,047,354,
      0.001%-6.351%, 10/18/10-
      06/25/37, with total market
      value $1,381,797)                             $ 1,315,969   $    1,315,969
   Lehman Brothers
      2.268%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $275,130
      (collateralized by a corporate
      obligation, par value $283,723,
      6.250%, 09/01/37, with total
      market value $288,958)                            275,113          275,113
   Merrill Lynch
      2.288%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $1,316,053
      (collateralized by various
      corporate obligations, ranging in
      par value $26,319-$751,419,
      5.125%-6.440%, 09/17/13-
      03/29/67, with total market
      value $1,381,911)                               1,315,970        1,315,970
                                                                  --------------
   Total Repurchase Agreements
      (Cost $4,749,409)                                                4,749,409
                                                                  --------------
   Total Investments -- 106.3%
      (Cost $153,335,403)                                         $  153,493,262
                                                                  ==============

PERCENTAGES ARE BASED ON A NET ASSETS OF $144,399,569

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

(A) VARIABLE RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT AS OF JULY 31, 2008.

(B) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

(C) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 WAS $8,016,625.

(D) ZERO COUPON SECURITY. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(E) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008 WAS $8,197,250.

(F)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

Description

CL    -- CLASS
DN    -- DISCOUNT NOTE
FFCB  -- FEDERAL FARM CREDIT BANK
FGIC  -- FEDERAL GUARANTY INSURANCE COMPANY
FHLB  -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    -- GENERAL OBLIGATION
MBIA  -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN   -- MEDIUM TERM NOTE
RB    -- REVENUE BOND
SER   -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JULY 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                              (PERFORMANCE GRAPH)

Mortgage-Backed Securities           48.4%
U.S. Government Agency Obligations   14.8%
Asset-Backed Securities              14.3%
Financials                            6.0%
Cash Equivalents                      5.6%
Municipal Bonds                       3.2%
U.S. Treasury Obligations             2.9%
Energy                                1.7%
Telecommunications Services           0.8%
Information Technology                0.7%
Banks                                 0.7%
Health Care                           0.6%
Consumer Staples                      0.3%

+ Percentages are based on total investments. Excludes Securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
MORTGAGE-BACKED SECURITIES -- 48.3%
AGENCY MORTGAGE-BACKED OBLIGATION -- 37.5%
   FHLMC
         6.000%, 05/01/26 to 11/01/47               $13,096,478   $   13,266,324
         5.500%, 12/01/37                             4,640,028        4,540,654
         5.000%, 04/01/21 to 04/01/24                14,645,981       14,389,429
   FHLMC REMIC, Ser R010, Cl AM
         5.125%, 06/15/18                             2,454,684        2,475,909
   FHLMC REMIC, Ser R011, Cl AB
         5.500%, 12/15/20                             2,346,196        2,379,993
   FHLMC REMIC, Ser R015, Cl AN
         3.750%, 02/15/13                             2,551,156        2,525,755
   FNMA
         6.500%, 03/01/27 to 03/01/37                 7,008,043        7,211,096
         6.000%, 07/01/36                             3,027,119        3,045,471
         5.500%, 03/01/21 to 12/01/47                13,705,424       13,510,383
         5.179%, 04/01/37 (A)                         1,982,073        1,981,254
         5.000%, 04/01/19 to 05/01/35                21,317,043       20,965,166
   GNMA
         6.000%, 12/15/37                             2,606,655        2,639,782
         5.500%, 08/15/33 to 10/15/36                 4,378,578        4,356,522
                                                                  --------------
                                                                      93,287,738
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATION -- 10.8%
   Banc of America Commercial
      Mortgage, Ser 2006-6, Cl A3
         5.369%, 10/10/45                             2,500,000        2,345,480
   Banc of America Commercial
      Mortgage, Ser 2008-1, Cl B
         6.389%, 02/10/51 (A) (B)                       500,000          354,141
   Banc of America Commercial
      Mortgage, Ser 2008-1, Cl AJ
         6.389%, 02/10/51 (A)                         1,000,000          801,782
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-PW10, Cl AJ
         5.462%, 12/11/40 (A)                         1,000,000          878,261

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-PW14, Cl A3
         5.209%, 12/11/38                           $ 2,000,000   $    1,864,997
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW17, Cl A3
         5.941%, 06/11/50                             1,000,000          393,370
   Citigroup Commercial Mortgage
      Trust, Ser 2006-C4, Cl C
         5.724%, 03/15/49 (A)                         1,000,000          744,984
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C1, Cl A3
         5.711%, 02/15/39 (A)                           800,000          784,124
   Greenwich Capital Commercial
      Funding, Ser 2007-GC9, Cl J
         5.771%, 03/10/39 (A) (B)                     1,000,000          400,817
   GS Mortgage Securities II,
      Ser 2007-GG10, Cl A4
         5.799%, 09/10/08 (A)                         1,000,000          934,414
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2006-CB16, Cl B
         5.672%, 05/12/45 (A)                         1,000,000          755,488
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2007-LD12, Cl J
         6.062%, 02/15/51 (A) (B)                     1,000,000          398,389
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C5, Cl A4
         4.954%, 09/15/30                             2,000,000        1,869,220
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C7, Cl C
         5.350%, 11/15/40 (A)                         1,100,000          926,506
   LB-UBS Commercial Mortgage Trust,
      Ser 2007-C6, Cl D
         6.241%, 07/15/40 (A)                           650,000          459,812
   Merrill Lynch Mortgage Trust,
      Ser 2007-C1, Cl B
         5.829%, 06/12/50 (A)                           250,000          176,200
   Morgan Stanley Capital I,
      Ser 2006-HQ9, Cl A3
         5.712%, 07/12/44                             1,650,000        1,615,717
   Morgan Stanley Capital I,
      Ser 2006-IQ11, Cl A3
         5.736%, 10/15/42 (A)                           510,000          502,396
   Morgan Stanley Capital I,
      Ser 2006-T23, Cl A3
         5.807%, 08/12/41 (A)                         1,600,000        1,582,409
   Morgan Stanley Capital I,
      Ser 2007-HQ12, Cl B
         5.632%, 04/12/49 (A)                           750,000          520,834
   Morgan Stanley Capital I,
      Ser 2007-IQ15, Cl B
         5.881%, 06/11/49 (A) (B)                       750,000          530,370
   Morgan Stanley Capital I,
      Ser 2007-IQ15, Cl AJ
         5.881%, 06/11/49 (A)                         1,000,000          787,097

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JULY 31, 2008

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   Morgan Stanley Capital I,
      Ser 2007-T25, Cl B
         5.614%, 11/12/49 (A) (B)                   $ 1,750,000   $    1,227,950
   Morgan Stanley Capital I,
      Ser 2007-T27, Cl B
         5.650%, 06/13/42 (A) (B)                       500,000          346,080
   Morgan Stanley Capital I,
      Ser 2008-T29, Cl A4
         6.280%, 01/11/43                             1,000,000          963,856
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-HQ2, Cl B
         5.040%, 03/12/35                               200,000          193,177
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C27, Cl B
         5.865%, 07/15/45 (A)                         1,000,000          765,763
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2007-C30, Cl J
         5.827%, 12/15/43 (A) (B)                     1,414,000          566,842
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2007-C31, Cl AJ
         5.660%, 04/15/47 (A)                         1,000,000          772,849
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2007-C33, Cl AJ
         5.902%, 02/15/51 (A)                         1,000,000          788,724
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2006-3, Cl A3
         5.750%, 03/25/36                             1,741,485        1,599,002
                                                                  --------------
                                                                      26,851,051
                                                                  --------------
   Total Mortgage-Backed Securities
      (Cost $124,790,319)                                            120,138,789
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.8%
   FFCB
         4.750%, 05/07/10                               505,000          519,339
   FHLB
         6.700%, 07/22/14                               500,000          565,538
         6.000%, 08/17/16                             8,500,000        8,606,079
         5.100%, 04/02/18                             1,500,000        1,460,309
   FHLB DN
         2.303%, 08/13/08 (C) (D)                       500,000          499,617
   FHLMC
         5.815%, 03/17/23                             5,000,000        4,915,510
         5.500%, 08/23/17 (C)                         4,000,000        4,250,284
   HUD
         6.980%, 08/01/14                             6,130,000        6,124,103
   Tennessee Valley Authority
         5.625%, 01/18/11                             9,400,000        9,867,678
                                                                  --------------
   Total U.S. Government Agency Obligations
      (Cost $36,130,952)                                              36,808,457
                                                                  --------------

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
ASSET-BACKED SECURITIES -- 14.2%
AUTOMOTIVE -- 8.3%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl D
         5.490%, 04/06/12                           $   150,000   $      138,730
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl C
         5.280%, 11/06/11                             1,000,000          968,081
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-BG, Cl A4
         5.210%, 09/06/13                             2,695,140        2,357,127
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
         5.190%, 11/06/11                             1,000,000          993,035
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-DF, Cl A4A
         5.560%, 06/06/14                               125,000          116,801
   AmeriCredit Automobile Receivables
      Trust, Ser 2008-AF, Cl A4
         6.960%, 10/14/14                             2,000,000        1,865,756
   AmeriCredit Prime Automobile
      Receivable, Ser 2007-2M, Cl A4A
         5.350%, 03/08/16                               543,000          468,923
   Capital Auto Receivables Asset Trust,
      Ser 2007-SN1, Cl D
         6.050%, 01/17/12                             1,950,000        1,822,974
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         2.467%, 12/15/12 (A)                         1,750,000        1,643,268
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
         5.230%, 07/15/14                             1,000,000          831,996
   Capital One Prime Auto Receivables
      Trust, Ser 2005-1, Cl B
         4.580%, 08/15/12                               375,000          372,873
   Capital One Prime Auto Receivables
      Trust, Ser 2006-2, Cl B
         5.050%, 06/15/13                             2,200,000        2,178,873
   Capital One Prime Auto Receivables
      Trust, Ser 2007-1, Cl B1
         5.760%, 12/15/13                             2,000,000        1,898,193
   Carmax Auto Owner Trust,
      Ser 2008-1, Cl A4A
         4.790%, 02/15/13                             1,000,000          991,590
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl C
         5.540%, 04/15/15                             1,000,000          837,292
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A4
         2.507%, 09/15/14 (A)                         1,000,000          845,550
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A3
         5.050%, 09/15/11                             1,000,000          984,062

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JULY 31, 2008

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   USAA Auto Owner Trust,
      Ser 2006-2, Cl B
         5.620%, 01/15/13                           $ 1,140,000   $    1,068,896
   Wachovia Auto Loan Owner Trust,
      Ser 2006-1, Cl C
         5.220%, 11/20/12 (B)                           187,000          173,376
                                                                  --------------
                                                                      20,557,396
                                                                  --------------
CREDIT CARDS -- 5.1%
   Bank of America Credit Card Trust,
      Ser 2007-A1, Cl A1
         5.170%, 06/15/19                             5,000,000        4,796,670
   Cabela's Master Credit Card Trust,
      Ser 2008-1A, Cl B1
         5.240%, 12/16/13 (B)                         1,000,000          934,356
   Capital One Multi-Asset Execution
      Trust, Ser 2003-C4, Cl C4
         6.000%, 08/15/13                             1,000,000          965,039
   Capital One Multi-Asset Execution
      Trust, Ser 2008-A3, Cl A3
         5.050%, 02/15/16                             1,000,000          971,538
   Citibank Credit Card Issuance Trust,
      Ser 2005-A9, Cl A9
         5.100%, 11/20/17                             3,000,000        2,895,101
   Citibank Credit Card Issuance Trust,
      Ser 2007-A6, Cl A6
         2.778%, 07/12/12 (A)                           675,000          663,700
   Citibank Credit Card Issuance Trust,
      Ser 2008-A1, Cl A1
         5.350%, 02/07/20                             1,000,000          954,599
   MBNA Credit Card Master Note Trust,
      Ser 2002-C1, Cl C1
         6.800%, 07/15/14                               571,000          557,343
                                                                  --------------
                                                                      12,738,346
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 0.8%
   Carrington Mortgage Loan Trust,
      Ser 2007-FRE1, Cl M8
         4.711%, 02/25/37 (A) (H) (I)                 1,000,000           86,680
   CIT Equipment Collateral,
      Ser 2006-VT2, Cl D
         5.460%, 04/20/14                               719,784          705,262
   CNH Equipment Trust,
      Ser 2008-B, Cl A1
         2.916%, 06/12/09                               439,629          439,894
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
         2.707%, 06/15/13 (A)                         1,000,000          887,274
                                                                  --------------
                                                                       2,119,110
                                                                  --------------
   Total Asset-Backed Securities
      (Cost $37,112,067)                                              35,414,852
                                                                  --------------

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
CORPORATE OBLIGATIONS -- 7.5%
CONSUMER STAPLES -- 0.3%
   Clorox
         5.000%, 03/01/13                           $   750,000   $      736,472
                                                                  --------------
ENERGY -- 0.8%
   ConocoPhillips
         5.900%, 05/15/38                             1,000,000          975,242
   Suncor Energy
         6.100%, 06/01/18                             1,000,000        1,001,285
                                                                  --------------
                                                                       1,976,527
                                                                  --------------
FINANCIALS -- 4.3%
   Bank of America
         5.750%, 12/01/17                               500,000          469,149
   Capital One Financial MTN
         5.700%, 09/15/11                             2,000,000        1,847,304
   CIT Group
         5.000%, 02/13/14                             1,000,000          730,087
   Citigroup
         5.625%, 08/27/12                             3,000,000        2,924,265
   Fifth Third Bancorp
         6.250%, 05/01/13                             1,000,000          863,334
   Genworth Global Funding Trust MTN
         5.200%, 10/08/10                             2,000,000        2,002,880
   Keycorp MTN
         6.500%, 05/14/13                             1,000,000          833,772
   National City Bank
         4.250%, 01/29/10                             1,000,000          915,850
                                                                  --------------
                                                                      10,586,641
                                                                  --------------
HEALTH CARE -- 0.6%
   Merck
         4.750%, 03/01/15                             1,600,000        1,585,019
                                                                  --------------
INFORMATION TECHNOLOGY -- 0.7%
   IBM International Group Capital
         5.050%, 10/22/12                             1,800,000        1,842,350
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.8%
   Verizon Communications
         5.500%, 02/15/18                             2,000,000        1,912,678
                                                                  --------------
   Total Corporate Obligations
      (Cost $19,249,519)                                              18,639,687
                                                                  --------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JULY 31, 2008

                                                    Face Amount
Description                                           /Shares          Value
-------------------------------------------------   -----------   --------------
MUNICIPAL BONDS -- 3.2%
   Jefferson County, Ser A, GO
      Callable 05/01/09 @ 100
         7.700%, 05/15/16                           $ 1,575,000   $    1,606,264
   Richardson, Ser B, GO, FGIC
      Callable 02/15/10 @ 100
         7.700%, 02/15/15                             1,000,000        1,039,220
   Texas State, Veterans Land Board
      Authority, Ser A, RB, GNMA (E)
      Callable 02/25/10 @ 100
         8.190%, 12/25/32                                32,000           32,905
   Trinity, River Authority, Huntsville
      Regional Water Project, RB, AMBAC
      Callable 08/01/10 @ 100
         6.500%, 08/01/15                             2,805,000        2,865,083
   Watertown, Ser C, GO
      Callable 09/15/14 @ 100
         5.500%, 09/15/27                               500,000          493,790
   Wisconsin State, Ser A, RB, FSA
         4.140%, 05/01/13                             2,000,000        1,953,460
                                                                  --------------
   Total Municipal Bonds
      (Cost $7,958,583)                                                7,990,722
                                                                  --------------
CASH EQUIVALENTS* -- 7.1%
   AIM Liquid Asset Money Fund,
      2.523% (F)                                        945,798          945,798
   Allegiant Advantage Institutional
      Money Fund, 2.467% (F)                            226,992          226,992
   American Beacon Select Money
      Market Fund, 2.510%                            13,903,428       13,903,428
   Dreyfus Institutional Cash Advantage
      Fund, 2.552% (F)                                1,134,958        1,134,958
   Merrill Lynch Select Institutional
      Fund, 2.489% (F)                                1,513,277        1,513,277
                                                                  --------------
   Total Cash Equivalents
      (Cost $17,724,453)                                              17,724,453
                                                                  --------------
COMMERCIAL PAPER (G) -- 3.3%
   Bank of Scotland
         2.554%, 08/07/08                             1,157,000        1,156,492
   Barton Capital
         2.483%, 08/08/08 (B)                           500,000          499,759
   Ciesco
         2.456%, 08/20/08 (B)                           700,000          699,095
   Falcon Asset Securitization
         2.453%, 08/08/08 to 08/11/08 (B)               750,000          749,541
   FCAR Owner Trust
         2.704%, 08/01/08                               500,000          500,000
   Gemini Securitization
         2.555%, 08/21/08 (B)                           500,000          499,292

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   Kitty Hawk Funding
         2.454%, 08/04/08 (B)                       $   533,000   $      532,891
   Liberty Street Funding
         2.606%, 08/27/08 (B)                           500,000          499,061
   Mont Blanc Capital
         2.603%, 08/12/08 (B)                           500,000          499,603
   Nissan Motor Acceptance
         2.860%, 08/29/08 (B)                           500,000          498,892
   Old Line Funding
         2.504%, 08/06/08 (B)                           500,000          499,826
   Starbird Funding
         2.756%, 08/22/08 (B)                           500,000          499,198
   Textron Financial
         2.805%, 08/01/08                               500,000          499,999
   White Point Funding
         2.803%, 08/11/08                               500,000          499,611
                                                                  --------------
   Total Commercial Paper
      (Cost $8,133,260)                                                8,133,260
                                                                  --------------
U.S. TREASURY OBLIGATIONS (C) -- 2.9%
   U.S. Treasury Bills
         2.256%, 06/04/09 (G)                         5,000,000        4,909,390
   U.S. Treasury Bond
         6.000%, 02/15/26                             2,000,000        2,330,160
                                                                  --------------
   Total U.S. Treasury Obligations
      (Cost $6,944,111)                                                7,239,550
                                                                  --------------
CERTIFICATES OF DEPOSIT (F) -- 0.3%
   BNP Paribas
         2.420%, 08/25/08                               378,319          378,319
   Rabobank Nederland
         2.370%, 08/26/08                               378,319          378,319
                                                                  --------------
   Total Certificates of Deposit
      (Cost $756,638)                                                    756,638
                                                                  --------------
TIME DEPOSIT (F) -- 0.2%
   Wells Fargo Bank
         2.420%, 08/25/08                               378,319          378,319
                                                                  --------------
   Total Time Deposit
      (Cost $378,319)                                                    378,319
                                                                  --------------
REPURCHASE AGREEMENTS (F) -- 2.8%
   Greenwich Capital
      2.338%, dated 07/31/08, to be
      repurchased on 08/01/08, repurchase
      price $2,648,407 (collateralized by a
      commercial mortgage-backed
      obligation, par value $5,927,885,
      5.927%, 05/20/36, with a total
      market value $2,913,062)                        2,648,235        2,648,235

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JULY 31, 2008

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   HSBC Securities
      2.288%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $1,891,717
      (collateralized by various
      non-agency asset-backed
      obligations, ranging in par
      value $17,251- 1,505,484,
      0.001%-6.351%, 10/18/10-
      06/25/37, with total market
      value $1,986,218)                             $ 1,891,597   $    1,891,597
   Lehman Brothers
      2.268%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $395,477
      (collateralized by a corporate
      obligation, par value $407,828,
      6.250%, 09/01/37, with total
      market value $415,352)                            395,452          395,452
   Merrill Lynch
      2.288%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $1,891,717
      (collateralized by various corporate
      obligations, ranging in par value
      $37,832-$1,080,102, 5.125%-
      6.440%, 09/17/13-03/29/67, with
      total market value $1,986,382)                  1,891,596        1,891,596
                                                                  --------------
   Total Repurchase Agreements
      (Cost $6,826,880)                                                6,826,880
                                                                  --------------
   Total Investments -- 104 .6%
      (Cost $266,005,101)                                         $  260,051,607
                                                                  ==============

PERCENTAGES ARE BASED ON A NET ASSETS OF $248,641,888.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

(A) VARIABLE RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT AS OF JULY 31, 2008.

(B) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

(C) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 WAS $11,566,523.

(D) ZERO COUPON SECURITY. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(E)  SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM GNMA.

(F) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008 WAS $11,782,862.

Description
-------------------------------------------------

(G)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(H) THIS SECURITY IS CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008 WAS $86,680 AND REPRESENTED 0.04% OF NET ASSETS.

(I) SECURITY IS FAIR VALUED USING METHODS DETERMINED UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SECURITIES AS OF JULY 31, 2008 WAS $86,680 AND REPRESENTS 0.04% OF NET ASSETS.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL    -- CLASS
DN    -- DISCOUNT NOTE
FFCB  -- FEDERAL FARM CREDIT BANK
FGIC  -- FEDERAL GUARANTY INSURANCE COMPANY
FHLB  -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA   -- FINANCIAL SERVICES AUTHORITY
GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    -- GENERAL OBLIGATION
HUD   -- DEPARTMENT OF HOUSING & URBAN DEVELOPMENT
MTN   -- MEDIUM TERM NOTE
RB    -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
                                                       JULY 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                               (PERFORMANCE GRAPH)

General Obligations       53.3%
Education                 22.6%
Utilities                  6.8%
Public Facilities          3.5%
Transportation             3.4%
Water                      3.3%
Cash Equivalent            2.8%
Industrial Development     1.8%
General Revenue            1.7%
Board Bank Revenue         0.8%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
MUNICIPAL BONDS -- 96.3%
ALABAMA -- 0.8%
   Alabama State, Public School &
      College Authority, Capital
      Improvement Project, RB
         4.000%, 03/01/11                           $ 1,000,000   $    1,030,320
                                                                  --------------
ALASKA -- 1.7%
   Alaska State, Municipal Bond Bank
      Authority, Ser A, RB, AMBAC
         4.000%, 02/01/12                             1,000,000        1,032,220
   Anchorage, Ser D, GO, MBIA
      Callable 06/01/15 @ 100
         5.000%, 06/01/18                             1,000,000        1,056,080
                                                                  --------------
                                                                       2,088,300
                                                                  --------------
ARIZONA -- 2.3%
   Pima County, GO, FSA
         4.000%, 07/01/11                               800,000          826,144
   Scottsdale, GO (A)
      Pre-Refunded @ 100
         5.125%, 07/01/09                             2,000,000        2,064,580
                                                                  --------------
                                                                       2,890,724
                                                                  --------------
CALIFORNIA -- 2.8%
   California State, GO, MBIA
         4.000%, 09/01/15                             1,000,000        1,008,570
   Los Angeles County, Public Works
      Financing Authority, Refunding
      Master Project, Ser B, RB, FGIC
         3.500%, 09/01/14                             1,045,000          995,195

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   San Francisco City & County,
      Unified School District, Proposed A
      Election 2003, Ser C, GO, MBIA
      Callable 06/15/16 @ 100
         4.000%, 06/15/18                           $ 1,500,000   $    1,478,295
                                                                  --------------
                                                                       3,482,060
                                                                  --------------
COLORADO -- 2.9%
   Boulder County, RB
      Callable 09/05/08 @ 101
         4.350%, 06/15/09                             1,000,000        1,013,020
   Denver City & County, Board of
      Water Commission, Ser A, RB, FSA
      Callable 06/01/13 @ 100
          4.750%, 12/01/17                            1,570,000        1,625,971
   Highlands Ranch, Metropolitan
      District No. 2, GO, FGIC
      Callable 06/15/15 @ 100
         4.100%, 06/15/18                             1,000,000          999,960
                                                                  --------------
                                                                       3,638,951
                                                                  --------------
CONNECTICUT -- 1.0%
   University of Connecticut,
      Ser A, GO (A)
      Pre-Refunded @ 101
         4.500%, 04/01/11                             1,200,000        1,268,676
                                                                  --------------
DELAWARE -- 0.9%
   Delaware State, Ser C, GO
      Callable 07/01/11 @ 100
         4.250%, 07/01/16                             1,050,000        1,069,509
                                                                  --------------
DISTRICT OF COLUMBIA -- 1.4%
   District of Columbia, Ser A,
      GO, FSA, FGIC
      Callable 06/01/17 @ 100
         4.750%, 06/01/31                             1,750,000        1,683,815
                                                                  --------------
FLORIDA -- 0.8%
   Florida State, Hurricane Catastrophe
      Fund, Ser A, RB
         5.000%, 07/01/12                             1,000,000        1,028,860
                                                                  --------------
GEORGIA -- 1.7%
   De Kalb County, Special
      Transportation, Parks &
      Greenspace Project, GO
      Callable 12/01/15 @ 100
         5.000%, 12/01/18                             1,000,000        1,073,380
   Georgia State, Ser D, GO
      Callable 12/01/13 @ 100
         4.000%, 12/01/14                             1,000,000        1,034,370
                                                                  --------------
                                                                       2,107,750
                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
                                                       JULY 31, 2008

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
ILLINOIS -- 0.9%
   Illinois State, GO
         5.000%, 01/01/12                           $ 1,000,000   $    1,064,600
                                                                  --------------
INDIANA -- 0.9%
   Fairfield, School Building, RB, FGIC
      Callable 01/15/14 @ 100
         5.000%, 07/15/17                             1,115,000        1,152,497
                                                                  --------------
IOWA -- 2.0%
   Cedar Rapids, Ser A, GO
      Callable 06/01/15 @ 100
         4.000%, 06/01/19                             1,200,000        1,183,344
   Scott County, Public Safety Authority,
      Unlimited Tax Lease Project,
      RB, MBIA
         4.000%, 06/01/12                             1,200,000        1,238,604
                                                                  --------------
                                                                       2,421,948
                                                                  --------------
KENTUCKY -- 1.7%
   Louisville & Jefferson County,
      Metropolitan Sewer District,
      Ser A, RB, FGIC
      Callable 09/05/08 @ 101
         5.000%, 05/15/10                             1,000,000        1,011,210
   Louisville, Waterworks Board, RB, FSA
      Callable 11/15/10 @ 100
         5.000%, 11/15/13                             1,000,000        1,038,300
                                                                  --------------
                                                                       2,049,510
                                                                  --------------
LOUISIANA -- 1.6%
   Louisiana State, Ser A, GO, FGIC
      Callable 05/15/11 @ 100
         4.625%, 05/15/13                             1,000,000        1,032,160
   St. Tammany, Parishwide School
      District No. 12, GO, MBIA
      Callable 03/01/15 @ 100
         4.000%, 03/01/16                             1,000,000        1,004,000
                                                                  --------------
                                                                       2,036,160
                                                                  --------------
MARYLAND -- 1.7%
   Annapolis, Public Improvement
      Project, GO
         4.250%, 04/01/12                             1,100,000        1,149,951
   Anne Arundel County, Water & Sewer
      Authority, Consolidated Water &
      Sewer Project, GO
      Callable 04/01/18 @ 100
         4.700%, 04/01/36                             1,000,000          989,250
                                                                  --------------
                                                                       2,139,201
                                                                  --------------

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
MASSACHUSETTS -- 1.7%
   Boston, Ser A, GO, MBIA
      Callable 02/01/13 @ 100
         5.000%, 02/01/16                           $ 1,000,000   $    1,046,150
   Massachusetts State, Ser A, GO (A)
      Pre-Refunded @ 100
         5.000%, 08/01/14                             1,000,000        1,077,610
                                                                  --------------
                                                                       2,123,760
                                                                  --------------
MICHIGAN -- 1.9%
   East Lansing, School District, School
      Building & Site Project, GO (A)
      Pre-Refunded @ 100
         5.450%, 05/01/10                               225,000          237,598
   Howell, Public Schools, School
      Building & Site Project, GO
      Callable 11/01/13 @ 100
         5.000%, 05/01/17                             1,000,000        1,055,980
   Waterford, School District, GO, MBIA
         4.000%, 05/01/12                             1,000,000        1,031,150
                                                                  --------------
                                                                       2,324,728
                                                                  --------------
MISSISSIPPI -- 0.9%
   Rankin County, Development Bank,
      Public Improvement Project,
      RB, AMBAC
         3.500%, 07/01/14                             1,150,000        1,145,113
                                                                  --------------
NEVADA -- 4.5%
   Clark County, School District,
      Ser A, GO, FSA
      Callable 06/15/14 @ 100
         4.000%, 06/15/17                             1,000,000        1,004,630
   Las Vegas, Sewer Authority,
      Ser A, GO, FGIC
         4.000%, 04/01/12                             1,310,000        1,346,759
   Nevada State, Capital Improvement &
      Cultural Affairs Project, Ser A, GO
         5.000%, 03/01/10                             1,000,000        1,042,550
   Nevada State, Natural Resources
      Project, Ser B, GO
      Callable 03/01/12 @ 100
         5.000%, 03/01/14                               900,000          946,179
   North Las Vegas, GO, MBIA
      Callable 03/01/11 @ 100
         4.000%, 03/01/12                             1,200,000        1,222,608
                                                                  --------------
                                                                       5,562,726
                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
                                                       JULY 31, 2008

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
NEW JERSEY -- 1.3%
   Atlantic County, GO
         3.375%, 01/15/15                           $   565,000   $      559,983
   Bergen County, GO
      Callable 10/15/16 @ 100
         4.000%, 10/15/17                             1,000,000        1,018,160
                                                                  --------------
                                                                       1,578,143
                                                                  --------------
NEW MEXICO -- 0.2%
   Bernalillo County, Ser A, GO
      Callable 08/01/17 @ 100
         4.000%, 08/01/19                               300,000          299,205
                                                                  --------------
NEW YORK -- 4.5%
   New York City, Ser G, GO
         5.000%, 08/01/13                             1,000,000        1,073,320
   New York City, Ser P, GO, MBIA
      Callable 08/01/15 @ 100
         5.000%, 08/01/18                             1,000,000        1,052,340
   New York State, Dormitory Authority,
      Education Project, Ser D, RB
         4.000%, 03/15/16                             1,000,000        1,025,050
   New York State, Thruway Authority,
      Ser H, RB, MBIA
         4.000%, 01/01/18                             1,000,000        1,000,750
   Suffolk County, Public Improvement
      Project, Ser B, GO, MBIA
      Callable 11/01/15 @ 100
         4.375%, 11/01/18                             1,400,000        1,433,530
                                                                  --------------
                                                                       5,584,990
                                                                  --------------
NORTH CAROLINA -- 1.7%
   Mecklenburg County, Public
      Improvement Project, Ser A, GO
      Callable 02/01/13 @ 100
         4.000%, 02/01/14                             1,000,000        1,031,930
   Wake County, Ser B, GO
         4.500%, 02/01/10                             1,000,000        1,035,300
                                                                  --------------
                                                                       2,067,230
                                                                  --------------
OHIO -- 1.7%
   Ohio State, Common Schools Project,
      Ser A, GO
         5.000%, 09/15/12                             2,000,000        2,153,559
                                                                  --------------
OKLAHOMA -- 4.2%
   Central Oklahoma, Transportation &
      Parking Authority, Parking System
      Project, RB, AMBAC
      Callable 07/01/13 @ 100
         5.000%, 07/01/16                             1,035,000        1,088,654

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   Oklahoma City, Water Utilities Trust,
      Ser B, RB
      Callable 07/01/09 @ 100
         4.400%, 07/01/10                           $ 1,000,000   $    1,018,060
   Oklahoma State, Ser A, GO, FGIC
         5.000%, 07/15/10                             2,000,000        2,102,080
   Tulsa County, Independent School
      District No. 9, Combined Purpose
      Project, GO
         4.000%, 04/01/11                             1,000,000        1,031,510
                                                                  --------------
                                                                       5,240,304
                                                                  --------------
OREGON -- 0.8%
   Oregon State, Ser B, GO
      Callable 08/01/17 @ 100
         4.500%, 08/01/32                             1,000,000          947,970
                                                                  --------------
TENNESSEE -- 3.1%
   Montgomery County, GO, FGIC
      Callable 05/01/14 @ 102
         4.750%, 05/01/16                             2,000,000        2,118,000
   Shelby County, Public Improvement
      & Schools Project, Ser A, GO, FSA
         5.000%, 03/01/11                             1,675,000        1,770,927
                                                                  --------------
                                                                       3,888,927
                                                                  --------------
TEXAS -- 31.4%
   Alvin, Community College District,
      GO, MBIA
      Callable 02/15/15 @ 100
         4.000%, 02/15/16                               575,000          582,918
   Austin, Public Improvement Project,
      GO, FGIC
      Callable 09/01/13 @ 100
         4.250%, 09/01/17                             1,000,000        1,009,060
   Austin, Public Improvement Project,
      Ser 2005, GO, MBIA
      Callable 03/01/15 @ 100
         5.000%, 09/01/16                               500,000          538,810
   Austin, Water & Wastewater Authority,
      Ser A, RB, AMBAC
         5.000%, 11/15/19                             1,000,000        1,066,580
   Beaumont, Independent School
      District, School Building Project, GO
      Callable 02/15/17 @ 100
         5.000%, 02/15/33                               500,000          501,025
   Bexar County, GO(A)
      Pre-Refunded @ 100
         4.500%, 06/15/09                                25,000           25,613
   Carrollton, Farmers Branch
      Independent School District, GO
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                             1,000,000        1,056,250

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
                                                       JULY 31, 2008

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   Cypress-Fairbanks, Independent
      School District, GO (B)
      Callable 08/15/10 @ 100
         5.000%, 08/15/10                           $   750,000   $      786,233
   Dallas County, GO
         5.000%, 08/15/12                             1,000,000        1,074,160
   Dallas, Area Rapid Transit, Ser
      Senior Lien, RB, FGIC
      Callable 12/01/12 @ 100
         5.000%, 12/01/14                             1,000,000        1,060,870
   Dallas, GO
      Callable 02/15/13 @ 100
         4.500%, 02/15/16                             1,000,000        1,034,320
   Denton, GO, AMBAC
         4.500%, 02/15/13                               805,000          845,661
   El Paso, Water & Sewer Authority,
      RB, MBIA
         5.000%, 03/01/11                             1,000,000        1,051,670
   Fort Bend, GO, MBIA
      Callable 03/01/17 @ 100
         4.750%, 03/01/31                               500,000          470,770
   Fort Worth, Water & Sewer
      Authority, RB
      Callable 02/15/10 @ 100
         5.000%, 02/15/11                             1,000,000        1,033,280
   Frisco, Independent School District,
      School Building Project, Ser A, GO
      Callable 08/15/17 @ 100
         5.000%, 08/15/27                               500,000          509,820
   Galveston, Criminal Justice Authority,
      Ser A, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.250%, 02/01/13                             1,000,000        1,086,390
   Hidalgo County, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.150%, 08/15/10                             2,070,000        2,171,077
   Irving, Independent School District,
      School Building Project, GO
      Callable 02/15/17 @ 100
         5.000%, 02/15/28                               500,000          507,625
   La Vernia, Higher Education Finance
      Authority, Southwest Winners
      Foundation, Ser A, RB, ACA
      Callable 02/15/15 @ 100
         5.000%, 02/15/31                               250,000          194,665
   Lewisville, Independent School
      District, GO
      Callable 08/15/09 @ 100
         5.500%, 08/15/11                                30,000           30,889
   Lower Colorado, River Authority,
      RB, AMBAC
      Callable 05/15/11 @ 100
         5.000%, 05/15/17                             1,000,000        1,027,310
   Lubbock, GO, MBIA
      Callable 02/15/14 @ 100
         5.000%, 02/15/16                             1,000,000        1,061,360

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   Lubbock, Waterworks Authority,
      Waterworks System Surplus
      Project, GO, FSA
         5.000%, 02/15/13                           $ 1,000,000   $    1,074,870
   Mansfield, Waterworks & Sewer
      Authority, GO, MBIA
      Callable 02/15/12 @ 100
         4.300%, 02/15/19                               125,000          125,324
   North Texas, Tollway Authority
         5.750%, 01/01/33                             1,000,000          965,630
   Nueces County, GO, AMBAC
      Callable 02/15/14 @ 100
         5.000%, 02/15/15                             1,000,000        1,069,080
   Plano, GO
         5.000%, 09/01/10                             1,505,000        1,584,870
   Plano, Independent School District, GO
      Callable 08/15/10 @ 100
         4.875%, 02/15/11                             1,000,000        1,042,030
   Plano, Refunding & Improvement
      Project, GO
      Callable 09/01/15 @ 100
         4.100%, 09/01/19                             1,000,000          990,320
   Port Arthur, GO, FGIC
      Callable 02/15/13 @ 100
         3.375%, 02/15/15                             1,435,000        1,385,363
   Red River, Educational Finance
      Authority, Hockaday School
      Project, RB
      Callable 05/15/15 @ 100
         4.000%, 05/15/16                             1,000,000          996,640
   Round Rock, Independent School
      District, School Building Project, GO
      Callable 08/01/18 @ 100
         5.000%, 08/01/28                             1,000,000        1,017,310
   Royal, Independent School District,
      School Building Project, GO
      Callable 02/15/17 @ 100
         4.500%, 02/15/28                               400,000          378,584
   San Antonio, Hotel Occupancy,
      RB, FSA
         4.500%, 08/15/24                             1,000,000          968,880
   San Antonio, Electric & Gas
      Authority, RB
      Callable 02/01/15 @ 100
         5.000%, 02/01/18                             1,000,000        1,059,580
   San Marcos, Tax & Toll Authority,
      GO, FSA
      Callable 08/15/17 @ 100
         5.125%, 08/15/28                               500,000          510,680
   Spring, Independent School District, GO
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                             1,000,000        1,053,700
   Spring, Independent School District,
      Schoolhouse Project, GO, FGIC
      Callable 08/15/14 @ 100
         4.000%, 08/15/15                             1,400,000        1,421,742

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
                                                       JULY 31, 2008

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   Waller, Independent School District,
      School Building Project, GO
      Callable 02/15/18 @ 100
         5.500%, 02/15/33                           $ 1,000,000   $    1,051,450
   Webster, Economic Development
      Sales Tax Authority, Refunding &
      Improvement Project, RB, FSA
         4.125%, 09/15/13                             1,075,000        1,118,935
   West Harris County, Regional Water
      Authority, RB, AMBAC
         4.500%, 12/15/13                             1,315,000        1,383,327
   Ysleta, Independent School District,
      School Building Project, GO
         5.000%, 08/15/14                             1,000,000        1,085,960
                                                                  --------------
                                                                      39,010,631
                                                                  --------------
UTAH -- 5.2%
   Jordan, School District, Ser A, GO
      Callable 12/15/13 @ 100
         4.000%, 06/15/16                             1,000,000        1,016,380
   Salt Lake City, School District, GO
      Callable 03/01/15 @ 100
         4.000%, 03/01/17                             1,000,000        1,013,260
   Utah State, Building Ownership
      Authority, State Facilities Master
      Lease Program, Ser A, RB
      Callable 05/15/14 @ 100
         5.000%, 05/15/18                             1,000,000        1,052,650
   Utah State, Ser B, GO (A)
      Pre-Refunded @ 100
         4.500%, 07/01/09                             2,000,000        2,053,380
   Washington County, School District, GO
         4.000%, 03/01/14                             1,225,000        1,267,667
                                                                  --------------
                                                                       6,403,337
                                                                  --------------
VERMONT -- 0.8%
   Vermont State, Ser A, GO
      Callable 08/01/12 @ 100
         4.250%, 08/01/16                             1,000,000        1,023,950
                                                                  --------------
VIRGINIA -- 2.2%
   Alexandria, Ser B, GO
         4.000%, 06/15/14                             1,000,000        1,040,240
   Fairfax County, GO
      Callable 06/01/10 @ 101
         4.125%, 06/01/12                               355,000          366,023
   Fairfax County, GO (A)
      Pre-Refunded @ 101
         4.125%, 06/01/10                             1,270,000        1,326,071
                                                                  --------------
                                                                       2,732,334
                                                                  --------------

                                                    Face Amount
Description                                            /Share          Value
-------------------------------------------------   -----------   --------------
WASHINGTON -- 3.4%
   King County, Renton School District
      No. 403, GO, FSA
      Callable 12/01/13 @ 100
         4.125%, 12/01/16                           $ 1,000,000   $    1,019,830
   King County, Sewer Authority,
      Ser B, RB, MBIA
      Callable 01/01/14 @ 100
         5.000%, 01/01/15                             1,090,000        1,152,795
   Washington State, Ser R-03-A, GO, MBIA
      Callable 01/01/12 @ 100
         4.500%, 01/01/13                             1,000,000        1,038,650
   Washington State, Ser R-C, GO,
      MBIA
      Callable 01/01/14 @ 100
         4.500%, 01/01/17                             1,000,000        1,028,470
                                                                  --------------
                                                                       4,239,745
                                                                  --------------
WISCONSIN -- 1.7%
   Wisconsin State, Ser 1, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.000%, 05/01/11                             1,000,000        1,062,470
   Wisconsin State, Ser 2, GO, MBIA
      Callable 05/01/14 @ 100
         5.000%, 05/01/17                             1,000,000        1,062,360
                                                                  --------------
                                                                       2,124,830
                                                                  --------------
   Total Municipal Bonds
      (Cost $118,569,339)                                            119,604,363
                                                                  --------------
CASH EQUIVALENT* -- 2.8%
   AIM Tax Free Income Fund,
      1.820%                                          3,404,942        3,404,942
                                                                  --------------
   Total Cash Equivalent
      (Cost $3,404,942)                                                3,404,942
                                                                  --------------
   Total Investments -- 99.1%
      (Cost $121,974,281)                                         $  123,009,305
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $124,173,518.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

(A)  PRE-REFUNDED SECURITIES -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED
     DATE.

(B) FLOATING RATE INSTRUMENT. THE RATE REPORTED IS THE RATE IN EFFECT ON JULY 31, 2008.

ACA   -- AMERICAN CAPITAL ACCESS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC  -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA   -- FINANCIAL SECURITY ASSISTANCE
GO    -- GENERAL OBLIGATION
MBIA  -- MUNICIPAL BOND INVESTORS ASSOCIATION
RB    -- REVENUE BOND
SER   -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JULY 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                              (PERFORMANCE GRAPH)

General Obligations      39.7%
Education                31.5%
Cash Equivalent           9.9%
Utilities                 7.2%
Transportation            4.5%
Health Care               2.1%
Public Facilities         2.0%
General Revenue           1.9%
Power                     0.8%
Industrial Development    0.2%
Nursing Homes             0.2%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
MUNICIPAL BONDS -- 89 .5%

ALABAMA -- 2.2%
   Chatom, Industrial Development
      Board Authority, Gulf Opportunity
      Zone Electric Project, Ser B, RB,
      AMBAC (A)
         4.926%, 08/01/37                           $   100,000   $      100,000
   Jefferson County, Capital
      Improvement & Refunding Project,
      Ser A, GO, MBIA
         5.000%, 04/01/10                               955,000          957,187
                                                                  --------------
                                                                       1,057,187
                                                                  --------------

ALASKA -- 2.1%
   Juneau City & Borough, Ser A, GO, FSA
         4.000%, 06/01/12                             1,000,000        1,032,540
                                                                  --------------

ARIZONA -- 2.2%
   Maricopa County, School District
      No. 69-Paradise Valley, Ser D, GO,
      FGIC
         7.625%, 07/01/10                             1,000,000        1,094,760
                                                                  --------------

ARKANSAS -- 2.1%
   Arkansas State, GO
      Callable 08/01/12 @ 100
         5.000%, 08/01/13                             1,000,000        1,068,830
                                                                  --------------

COLORADO -- 0.8%
   Colorado State, Health Facilities
      Authority, RB, MBIA (A)
         3.255%, 08/12/08                               400,000          400,000
                                                                  --------------

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
DELAWARE -- 1.2%
   Delaware State, Ser A, GO
         4.500%, 08/01/09                           $   575,000   $      590,893
                                                                  --------------
FLORIDA -- 0.9%
   Florida State, Hurricane Catastrophe
      Authority, Ser A, RB
         4.000%, 07/01/10                               325,000          328,380
   Florida State, Municipal Power
      Agency, Power Supply Project,
      Ser B, RB (A)
         4.700%, 08/19/08                               100,000          100,000
                                                                  --------------
                                                                         428,380
                                                                  --------------
GEORGIA -- 1.1%
   Georgia State, Ser D, GO
         4.000%, 08/01/12                               500,000          520,195
                                                                  --------------
HAWAII  -- 0.6%
   Honolulu City & County, Water
      Authority, Ser B, RB, MBIA
         4.000%, 07/01/12                               305,000          315,132
                                                                  --------------
ILLINOIS -- 0.3%
   Cook County, School District
      No. 85, GO, MBIA
      Callable 12/01/08 @ 100
         4.800%, 12/01/11                               125,000          125,971
                                                                  --------------
INDIANA -- 1.1%
   Indiana State, Office Building
      Commission, Rockville Correctional
      Authority, Ser D, RB, FSA (A)
         3.600%, 08/13/08                               425,000          425,000
   Mount Vernon of Posey County, RB, AMBAC
         4.000%, 01/15/13                               100,000          103,037
                                                                  --------------
                                                                         528,037
                                                                  --------------
IOWA -- 1.0%
   City of Des Moines Iowa, Ser D, GO
         3.250%, 06/01/13                               500,000          502,875
                                                                  --------------
MAINE -- 0.9%
   Maine State, GO
         5.000%, 06/15/09                               430,000          441,808
                                                                  --------------
MARYLAND -- 1.1%
   Frederick County, GO
         3.750%, 06/01/13                               500,000          513,535
                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JULY 31, 2008

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
MASSACHUSETTS -- 3.0%
   Nantucket, Transportation Authority, RB
         3.500%, 06/26/09                           $   950,000   $      957,467
   Westford, GO, AMBAC
         3.000%, 06/01/09                               500,000          504,460
                                                                  --------------
                                                                       1,461,927
                                                                  --------------
MICHIGAN -- 0.2%
   Grand Rapids Charter Township,
      Porter Hills Project, RB, Radian (A)
      Callable 09/02/08 @ 100
         4.432%, 09/02/08                               100,000          100,000
                                                                  --------------
MISSOURI -- 0.2%
   Missouri State, Health & Educational
      Facilities Authority, Stars-Mercy
      Health System, Ser A, RB, AMBAC (A)
         3.092%, 06/01/31                               100,000          100,000
                                                                  --------------
NEW MEXICO -- 2.6%
   New Mexico State, Finance Authority,
      Sub Lien Public Project, Ser C,
      RB, MBIA
         4.250%, 06/15/09                               125,000          127,473
         4.250%, 06/15/10                                75,000           77,412
   New Mexico State, GO
         5.000%, 09/01/08                             1,000,000        1,002,160
                                                                  --------------
                                                                       1,207,045
                                                                  --------------
NEW YORK -- 0.6%
   New York State, Thruway Authority,
      Ser H, RB, MBIA
         4.000%, 01/01/11                               300,000          308,241
                                                                  --------------
NORTH CAROLINA -- 4.9%
   Concord, Ser B, RB, FSA (A)
         2.250%, 08/06/08                             1,000,000        1,000,000
   Mecklenburg County, Ser B, GO (A)
      Callable 09/02/08 @ 100
         2.120%, 02/01/24                               500,000          500,000
   Union County
         2.110%, 03/01/29                               900,000          900,000
                                                                  --------------
                                                                       2,400,000
                                                                  --------------
OHIO -- 2.4%
   Ohio State, Highway Capital
      Improvements Authority
         5.000%, 05/01/13                             1,000,000        1,079,190

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   Ohio State, Major New State
      Infrastructure Project, RB
         5.000%, 06/15/10                           $   100,000   $      104,889
                                                                  --------------
                                                                       1,184,079
                                                                  --------------
OKLAHOMA -- 2.1%
   Tulsa County, Independent School
      District
         3.500%, 06/01/13                             1,000,000        1,011,490
                                                                  --------------
OREGON -- 0.5%
   Oregon State, Department of
      Administrative Services, Ser B,
      COP, FSA
         4.000%, 11/01/12                               250,000          259,165
                                                                  --------------
SOUTH CAROLINA -- 1.7%
   Darlington County, School District,
      GO, FSA
         3.250%, 03/01/10                               500,000          504,275
   Piedmont, Municipal Power Agency,
      South Carolina Electric, Ser B-1,
      RB, MBIA (A)
      Callable 08/06/08 @ 100
         9.000%, 01/01/34                               300,000          300,000
   South Carolina State, Transportation
      Infrastructure Bank, Ser B, RB,
      AMBAC
         5.250%, 10/01/10                                25,000           26,444
                                                                  --------------
                                                                         830,719
                                                                  --------------
TEXAS -- 42.5%
   Alief, Independent School District, GO
      Callable 09/05/08 @ 100
         5.000%, 02/15/09                             1,000,000        1,001,260
   Angleton Independent School District, GO
         3.750%, 02/15/14                               900,000          914,382
   Brownsville, Independent School
      District, School Building Project, GO
         5.000%, 02/15/11                               150,000          158,300
   Brownsville, Public Improvement &
      Refunding Project, GO, FSA
         4.000%, 02/15/15                               500,000          513,295
   City of Arlington, GO
         3.500%, 08/15/13                               500,000          505,520
   Cleburne, GO, FSA
         4.000%, 02/15/13                               500,000          516,520
   College Station, Independent School
      District, School Building Project, GO
         4.250%, 08/15/11                               800,000          832,736

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JULY 31, 2008

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   Corpus Christi, Independent
      School District, GO (B)
      Pre-Refunded @ 100
         5.000%, 08/11/08                           $   500,000   $      500,470
   Cypress-Fairbanks, Independent
      School District, Schoolhouse
      Project, GO (B)
      Pre-Refunded @ 100
         6.750%, 02/15/10                               300,000          320,865
   Dallas, GO
         4.000%, 08/15/08                             1,000,000        1,000,520
   El Paso, Water & Sewer Authority,
      Refunding & Improvement Project,
      RB, AMBAC
         5.000%, 03/01/11                             1,000,000        1,051,669
   Franklin, Independent School District,
      School Building Project, GO, XLCA
         5.000%, 02/15/09                             1,000,000        1,013,650
   Grand Prairie, Refunding &
      Improvement Project, GO, XLCA
         4.125%, 02/15/12                               250,000          258,500
   Harris County, Toll Road Authority,
      Sub Lien, Ser A, GO
         6.500%, 08/15/08                               225,000          225,268
   Houston, Independent School
      District, GO
         3.600%, 07/15/12                               250,000          254,978
   Houston, Utility Systems, RB (A) (C)
      Callable 08/05/08 @ 100
         1.670%, 05/15/34                             1,000,000        1,000,000
   Irving, Hospital Authority, Baylor
      Medical Center, RB
         5.000%, 07/01/09                               500,000          513,615
   Irving, Independent School District,
      School Building Project, GO
         5.000%, 02/15/12                               350,000          373,629
   Katy Independent School District,
      Ser C, GO
         3.300%, 02/15/15                               325,000          320,486
   Katy, Independent School District,
      School Building Project, Ser D, GO
         4.250%, 02/15/10                                75,000           77,332
   Leander, Independent School District,
      School Building Project, GO
         4.000%, 08/15/11                               250,000          258,428
   Lubbock, Wastewater Systems
      Authority, GO, FSA
         3.250%, 02/15/12                               265,000          267,467
   Mabank, Independent School District, GO
         3.500%, 08/15/09                               180,000          182,714
   Mansfield, Independent School
      District, GO (A)
      Callable 09/02/08 @ 100
         2.230%, 08/15/21                               200,000          200,000

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   McKinney, GO
         3.500%, 08/15/13                           $   930,000   $      940,267
   Mesquite, Independent School
      District, School Building Project,
      Ser A, GO(A)
      Callable 02/01/09 @ 100
         2.230%, 08/01/29                               180,000          180,000
   Montgomery County, GO, FSA
         5.000%, 03/01/10                             1,000,000        1,041,909
   Northwest, Independent School
      District, GO (A)
         2.230%, 02/15/31                               385,000          385,000
   Polk County, GO, FSA
         4.000%, 08/15/12                               200,000          207,302
   Richardson, Independent School
      District, GO
         4.000%, 02/15/09                             1,000,000        1,012,030
   San Antonio, Electric & Gas Authority,
      Ser A, RB
         5.000%, 02/01/11                               100,000          105,352
   San Antonio, General Improvement
      Project, GO, FGIC
         5.250%, 08/01/10                                25,000           26,331
   San Antonio, Independent School
      District, GO
         3.000%, 08/15/09                               795,000          805,073
   Socorro, Independent School District, GO
         5.000%, 08/15/08                               500,000          500,380
   Spring, Independent School District, GO
         5.875%, 08/15/11                                25,000           27,194
   Tarrant County, Refunding &
      Improvement Project, GO
         4.000%, 07/15/09                             1,000,000        1,021,170
   Texas A&M University, Ser B, RB
         5.000%, 05/15/09                             1,000,000        1,023,710
   Victoria, Independent School District, GO
         4.000%, 02/15/10                               500,000          513,675
   Waco, Independent School District
         4.000%, 08/15/13                               500,000          517,730
                                                                  --------------
                                                                      20,568,727
                                                                  --------------
UTAH -- 2.1%
   Salt Lake City, School District, GO
         3.000%, 03/01/10                             1,000,000        1,012,290
                                                                  --------------
VIRGINIA -- 3.2%
   City of Alexandria, Ser A, GO
         3.500%, 07/15/13                               500,000          509,785

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JULY 31, 2008

                                                    Face Amount
Description                                           /Shares          Value
-------------------------------------------------   -----------   --------------
   Norfolk, GO, MBIA
         5.000%, 06/01/09                           $   500,000   $      512,280
   Virginia State, Public Building
      Authority, Ser A, RB
         4.500%, 08/01/08                               525,000          525,000
                                                                  --------------
                                                                       1,547,065
                                                                  --------------
WASHINGTON -- 2.1%
   Washington State, Motor Vehicle
      Fuel Tax Project, GO, MBIA
         4.500%, 01/01/10                             1,000,000        1,031,079
                                                                  --------------
WISCONSIN -- 3.8%
   Wisconsin State, Ser 2, GO, MBIA
         5.000%, 05/01/10                             1,000,000        1,043,109
   Wisconsin State, Transportation
      Authority, Ser 1, RB, AMBAC
         5.500%, 07/01/11                               835,000          896,022
                                                                  --------------
                                                                       1,939,131
                                                                  --------------
   Total Municipal Bonds
      (Cost $43,318,194)                                              43,581,101
                                                                  --------------
CASH EQUIVALENT* -- 9.8%
   AIM Tax Free Income Fund,
      1.820%                                          4,764,882        4,764,882
                                                                  --------------
   Total Cash Equivalent
      (Cost $4,764,882)                                                4,764,882
                                                                  --------------
   Total Investments -- 99.3%
      (Cost $48,083,076)                                          $   48,345,983
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $48,698,757.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

(A) FLOATING RATE INSTRUMENT. THE RATE REPORTED IS THE RATE IN EFFECT ON JULY 31, 2008.

(B)  PRE-REFUNDED SECURITIES -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED
     DATE.

(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR BANK.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSOCIATION
RADIAN -- RADIAN ASSET ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
XLCA -- XL CAPITAL ASSURANCE

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST KEMPNER TREASURY AND INCOME FUND
                                          JULY 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                              (PERFORMANCE GRAPH)

U.S. Treasury Obligations   66.1%
Cash Equivalent             33.9%

+ Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

                                                        Face
                                                      Amount/
Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
U.S. TREASURY OBLIGATIONS -- 66. 1%
   U.S. Treasury Bond
         8.125%, 08/15/19                          $   320,000   $      427,424
         7.500%, 11/15/16 (A)                          320,000          400,202
         7.250%, 05/15/16 (A)                          246,000          302,329
         7.125%, 02/15/23 (A)                          303,000          386,395
         6.250%, 08/15/23 (A)                          470,000          556,877
         6.000%, 02/15/26 (A)                          355,000          413,603
         5.250%, 11/15/28 (A)                          394,000          423,857
   U.S. Treasury Inflationary Protection
      Securities
         4.250%, 01/15/10                              643,105          680,534
         3.875%, 01/15/09                              659,750          671,243
         3.625%, 04/15/28                            1,739,322        2,136,105
         3.500%, 01/15/11                              621,675          665,435
         2.500%, 07/15/16                              642,924          689,586
         2.375%, 04/15/11 to 01/15/25 (A)            1,675,806        1,744,614
         2.000%, 07/15/14                              688,812          717,710
         1.875%, 07/15/13                              471,292          488,818
         1.750%, 01/15/28                              500,000          467,149
         1.625%, 01/15/15                              566,650          575,592
         1.375%, 07/15/18 (A)                        1,003,520          976,472
   U.S. Treasury Note
         5.000%, 08/15/11                              477,000          507,073
         4.750%, 11/15/08 to 03/31/11 (A)              599,000          618,674
         4.500%, 02/15/16 (A)                          347,000          366,302
         4.000%, 02/15/14 (A)                          216,000          223,307
                                                                  --------------
   Total U.S. Treasury Obligations
      (Cost $13,979,078)                                              14,439,301
                                                                  --------------
CASH EQUIVALENTS* -- 43.2%
   AIM Liquid Asset Money Fund, 2.523% (B)              499,985          499,985
   Allegiant Advantage Institutional Money Fund,
      2.467% (B)                                        119,996          119,996
   BlackRock Liquidity Funds Treasury Trust Fund
      Portfolio, 1.500%                               7,416,180        7,416,180
   Dreyfus Institutional Cash Advantage Fund,
      2.552% (B)                                        599,982          599,982
   Merrill Lynch Select Institutional Fund,
      2.489% (B)                                        799,976          799,976
                                                                  --------------
   Total Cash Equivalents
      (Cost $9,436,119)                                                9,436,119
                                                                  --------------

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
CERTIFICATES OF DEPOSIT (B) -- 1.8%
   BNP Paribas
         2.420%, 08/25/08                           $   199,994   $      199,994
   Rabobank Nederland
         2.370%, 08/26/08                               199,994          199,994
                                                                  --------------
   Total Certificates Of Deposit
      (Cost $399,988)                                                    399,988
                                                                  --------------
TIME DEPOSIT (B) -- 0.9%
   Wells Fargo Bank
         2.420%, 08/25/08                               199,994          199,994
                                                                  --------------
   Total Time Deposit
      (Cost $199,994)                                                    199,994
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 16.5%
   Greenwich Capital
      2.338%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $1,400,049
      (collateralized by a commercial
      mortgage-backed obligation,
      par value $3,133,705, 5.927%,
      05/20/36, with total market
      value $1,539,955)                               1,399,957        1,399,957
   HSBC Securities
      2.288%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $1,000,033
      (collateralized by various
      non-agency asset-backed
      obligations, ranging in par
      value $9,120-$795,856, 0.001%-
      6.351%, 10/18/10-06/25/37, with
      total market value $1,049,990)                    999,970          999,970
   Lehman Brothers
      2.268%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $209,064
      (collateralized by a corporate
      obligation, par value $215,593,
      6.250%, 09/01/37, with total
      market value $219,571)                            209,051          209,051
   Merrill Lynch
      2.288%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $1,000,033
      (collateralized by various corporate
      obligations, ranging in par value
      $19,999-$570,983, 5.125%-6.440%,
      09/17/13-03/29/67, with total
      market value $1,050,077)                          999,970          999,970
                                                                  --------------
   Total Repurchase Agreements
      (Cost $3,608,948)                                                3,608,948
                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST KEMPNER TREASURY AND INCOME FUND
                                          JULY 31, 2008

Description                                                           Value
-------------------------------------------------                 --------------
   Total Investments -- 128.5%
      (Cost $27,624,127)                                          $   28,084,350
                                                                  ==============

PERCENTAGES ARE BASED ON A NET ASSETS OF $21,851,702.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 WAS $6,117,943.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008 WAS $6,228,869.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II              FROST LKCM MULTI-CAP EQUITY FUND
                                                JULY 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                              (PERFORMANCE GRAPH)

Health Care                  18.4%
Information Technology       14.0%
Consumer Discretionary       12.6%
Consumer Staples             11.5%
Financials                   11.3%
Industrials                   9.0%
Energy                        7.3%
Telecommunication Services    5.7%
Materials                     4.3%
Utilities                     3.9%
Cash Equivalent               2.0%

+ Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
COMMON STOCK -- 97.3%
CONSUMER DISCRETIONARY -- 12.5%
   Foot Locker                                           20,000   $      301,200
   Home Depot                                            15,000          357,450
   Jarden* (A)                                           17,500          420,525
   Kohl's*                                                8,500          356,235
   PetSmart (A)                                          10,000          227,100
   Time Warner                                           17,500          250,600
   Whirlpool (A)                                          3,500          264,950
                                                                  --------------
                                                                       2,178,060
                                                                  --------------
CONSUMER STAPLES -- 11.5%
   Avon Products                                         13,800          585,120
   Coca-Cola                                              4,000          206,000
   Colgate-Palmolive                                      5,000          371,350
   CVS Caremark                                          10,000          365,000
   PepsiCo                                                2,500          166,400
   Procter & Gamble                                       4,500          294,660
                                                                  --------------
                                                                       1,988,530
                                                                  --------------
ENERGY -- 7.3%
   Devon Energy                                           1,500          142,335
   Exxon Mobil                                            4,000          321,720
   Nabors Industries*                                     5,000          182,300
   Peabody Energy                                         4,000          270,600
   Schlumberger                                           2,500          254,000
   XTO Energy                                             2,000           94,460
                                                                  --------------
                                                                       1,265,415
                                                                  --------------

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
FINANCIALS -- 11.2%
   Bank of New York Mellon                               12,500   $      443,750
   JPMorgan Chase                                        10,000          406,300
   Lazard, Cl A (A)                                      10,000          408,100
   Morgan Stanley                                         8,000          315,840
   Wells Fargo                                           12,500          378,375
                                                                  --------------
                                                                       1,952,365
                                                                  --------------
HEALTH CARE -- 18.2%
   Abbott Laboratories                                    8,000          450,720
   Charles River Laboratories International*              5,000          332,300
   Dentsply International                                 8,000          322,000
   Gilead Sciences*                                       7,500          404,850
   Haemonetics* (A)                                       5,000          290,300
   Medtronic                                              7,500          396,225
   Schering-Plough                                       22,500          474,300
   Thermo Fisher Scientific*                              8,200          496,264
                                                                  --------------
                                                                       3,166,959
                                                                  --------------
INDUSTRIALS -- 8.9%
   Baldor Electric (A)                                   10,000          340,500
   Chicago Bridge & Iron                                  8,000          262,160
   General Electric                                       8,000          226,320
   Masco                                                 22,500          371,025
   United Technologies                                    5,500          351,890
                                                                  --------------
                                                                       1,551,895
                                                                  --------------
INFORMATION TECHNOLOGY -- 13.9%
   Brocade Communications Systems*                       25,000          168,750
   Citrix Systems*                                       18,500          492,840
   EMC*                                                  35,000          525,350
   International Business Machines                        4,000          511,920
   Microsoft                                              8,000          205,760
   Nuance Communications*                                17,500          271,600
   Trimble Navigation*                                    7,300          242,360
                                                                  --------------
                                                                       2,418,580
                                                                  --------------
MATERIALS -- 4.3%
   EI Du Pont de Nemours                                  6,600          289,146
   Hercules                                              22,815          457,441
                                                                  --------------
                                                                         746,587
                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II              FROST LKCM MULTI-CAP EQUITY FUND
                                                JULY 31, 2008

                                                      Shares/
Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
TELECOMMUNICATION SERVICES -- 5.6%
   AT&T                                                  14,000   $      431,340
   Verizon Communications                                16,000          544,640
                                                                  --------------
                                                                         975,980
                                                                  --------------
UTILITIES -- 3.9%
   Allegheny Energy                                       5,000          242,000
   Duke Energy                                           25,000          439,500
                                                                  --------------
                                                                         681,500
                                                                  --------------
   Total Common Stock
      (Cost $14,772,771)                                              16,925,871
                                                                  --------------
CASH EQUIVALENTS** -- 5.6%
   AIM Liquid Asset Money Fund, 2.523% (B)              158,388          158,388
   Allegiant Advantage Institutional Money Fund,
      2.467% (B)                                         38,013           38,013
   American Beacon Select Money Market Fund,
      2.510%                                            331,407          331,407
   Dreyfus Institutional Cash Advantage Fund,
      2.552% (B)                                        190,066          190,066
   Merrill Lynch Select Institutional Fund,
      2.489% (B)                                        253,421          253,421
                                                                  --------------
   Total Cash Equivalents
      (Cost $971,295)                                                    971,295
                                                                  --------------
CERTIFICATES OF DEPOSIT (B) -- 0.7%
   BNP Paribas
         2.420%, 08/25/08                           $    63,355           63,355
   Rabobank Nederland
         2.370%, 08/26/08                                63,355           63,355
                                                                  --------------
   Total Certificates of Deposit
      (Cost $126,710)                                                    126,710
                                                                  --------------
TIME DEPOSIT (B) -- 0.4%
   Wells Fargo Bank
         2.420%, 08/25/08                                63,355           63,355
                                                                  --------------
   Total Time Deposit
      (Cost $63,355)                                                      63,355
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 6.6%
   Greenwich Capital
      2.338%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price $443,516
      (collateralized by a commercial
      mortgage-backed obligation, par value
      $992,715, 5.927%, 05/20/36, with a total
      market value $487,837)                            443,488          443,488

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   HSBC Securities
      2.288%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price $316,797
      (collateralized by various non-agency
      asset-backed obligations, ranging in par
      value $2,889-$252,116, 0.001%-6.351%,
      10/18/10-06/25/37, with a total market
      value $332,623)                               $   316,777   $      316,777
   Lehman Brothers
      2.268%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price $66,229
      (collateralized by a corporate obligation,
      par value $68,297, 6.250%, 09/01/37, with
      a total market value $69,557)                      66,225           66,225
   Merrill Lynch
      2.288%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price $316,797
      (collateralized by various corporate
      obligations, ranging in par value
      $6,336-$180,879, 5.125%-6.440%,
      09/17/13-03/29/67, with a total market
      value $332,650)                                   316,777          316,777
                                                                  --------------
   Total Repurchase Agreements
      (Cost $1,143,267)                                                1,143,267
                                                                  --------------
   Total Investments -- 110.6%
      (Cost $17,077,398)                                          $   19,230,498
                                                                  ==============

PERCENTAGES ARE BASED ON A NET ASSETS OF $17,389,154.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 WAS $1,917,926.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008 WAS $1,973,220.

CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II          FROST LKCM SMALL-MID CAP EQUITY FUND
                                            JULY 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                              (PERFORMANCE GRAPH)

Industrials                  18.2%
Information Technology       17.4%
Consumer Discretionary       14.2%
Cash Equivalent              14.0%
Health Care                  10.0%
Energy                        9.9%
Materials                     7.5%
Financials                    5.3%
Consumer Staples              3.5%

+ Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
COMMON STOCK -- 88.0%
CONSUMER DISCRETIONARY -- 14.5%
   DeVry                                                  4,650   $      264,167
   Family Dollar Stores (A)                               8,100          188,730
   Foot Locker                                           13,800          207,828
   ITT Educational Services* (A)                          2,750          243,595
   LKQ* (A)                                               9,400          192,700
   Morningstar* (A)                                       3,150          198,324
   Phillips-Van Heusen                                    4,100          145,140
   Under Armour, Cl A* (A)                                5,500          160,325
                                                                  --------------
                                                                       1,600,809
                                                                  --------------
CONSUMER STAPLES -- 3.6%
   McCormick                                              4,900          196,490
   Pepsi Bottling Group                                   7,000          194,950
                                                                  --------------
                                                                         391,440
                                                                  --------------
ENERGY -- 10.1%
   Atwood Oceanics*                                       3,700          169,867
   Cabot Oil & Gas                                        3,900          171,639
   Core Laboratories (A)                                  1,900          246,258
   Petroquest Energy* (A)                                 7,750          161,743
   Range Resources                                        3,300          160,248
   SandRidge Energy* (A)                                  4,250          207,783
                                                                  --------------
                                                                       1,117,538
                                                                  --------------
FINANCIALS -- 5.4%
   Lazard, Cl A                                           4,950          202,010
   Potlatch+++ (A)                                        4,400          204,908
   Prosperity Bancshares (A)                              5,850          187,785
                                                                  --------------
                                                                         594,703
                                                                  --------------

Description                                            Shares          Value
-------------------------------------------------   -----------   --------------
HEALTH CARE -- 10.3%
   Charles River Laboratories International*              3,500   $      232,610
   Covance* (A)                                           2,900          266,220
   Dentsply International                                 5,700          229,425
   Haemonetics* (A)                                       3,100          179,986
   Parexel International*                                 7,450          217,764
                                                                  --------------
                                                                       1,126,005
                                                                  --------------
INDUSTRIALS -- 18.7%
   Ametek                                                 4,750          227,335
   Bucyrus International, Cl A                            3,950          276,539
   Clarcor (A)                                            5,850          225,342
   Copart* (A)                                            5,350          234,651
   Hexcel* (A)                                           10,600          201,188
   Kansas City Southern*                                  4,250          233,750
   Landstar System                                        4,100          207,378
   Nordson (A)                                            3,050          215,513
   Republic Services, Cl A                                7,000          227,500
                                                                  --------------
                                                                       2,049,196
                                                                  --------------
INFORMATION TECHNOLOGY -- 17.8%
   Brocade Communications Systems*                       27,900          188,325
   F5 Networks*                                           6,000          174,900
   Harris                                                 3,850          185,378
   Itron* (A)                                             2,050          189,277
   Lawson Software* (A)                                  23,800          193,018
   Mantech International, Cl A* (A)                       4,300          240,111
   Nuance Communications* (A)                            13,950          216,504
   Rofin-Sinar Technologies* (A)                          3,650          123,589
   TIBCO Software* (A)                                   26,700          219,207
   Trimble Navigation*                                    6,700          222,439
                                                                  --------------
                                                                       1,952,748
                                                                  --------------
MATERIALS -- 7.6%
   Airgas                                                 3,850          220,528
   Aptargroup                                             4,650          179,955
   FMC                                                    2,700          200,799
   Hercules                                              11,600          232,580
                                                                  --------------
                                                                         833,862
                                                                  --------------
   Total Common Stock
      (Cost $9,874,885)                                                9,666,301
                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II          FROST LKCM SMALL-MID CAP EQUITY FUND
                                            JULY 31, 2008

                                                      Shares/
Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
CASH EQUIVALENTS** -- 24.6%
   AIM Liquid Asset Money Fund,
      2.523% (B)                                        279,751   $      279,751
   Allegiant Advantage Institutional Money Fund,
      2.467% (B)                                         67,140           67,140
   American Beacon Select Money Market Fund,
      2.510%                                          1,571,686        1,571,686
   Dreyfus Institutional Cash Advantage Fund,
      2.552% (B)                                        335,701          335,701
   Merrill Lynch Select Institutional Fund,
      2.489% (B)                                        447,602          447,602
                                                                  --------------
   Total Cash Equivalents
      (Cost $2,701,880)                                                2,701,880
                                                                  --------------
CERTIFICATES OF DEPOSIT (B) -- 2.0%
   BNP Paribas
         2.420%, 08/25/08                           $   111,901          111,901
   Rabobank Nederland
         2.370%, 08/26/08                               111,901          111,901
                                                                  --------------
   Total Certificates of Deposit
      (Cost $223,802)                                                    223,802
                                                                  --------------
TIME DEPOSIT (B) -- 1.0%
   Wells Fargo Bank
         2.420%, 08/25/08                               111,900          111,900
                                                                  --------------
   Total Time Deposit
      (Cost $111,900)                                                    111,900
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 18.4%
   Greenwich Capital
      2.338%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price $783,355
      (collateralized by a commercial
      mortgage-backed obligation, par value
      $1,753,369, 5.927%, 05/20/36, with a total
      market value $861,635)                            783,304          783,304
   HSBC Securities
      2.288%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price $559,538
      (collateralized by various non-agency
      asset-backed obligations, ranging in par
      value $5,103-$445,297, 0.001%-6.351%,
      10/18/10-06/25/37, with a total market
      value $587,490)                                   559,503          559,503

Description                                         Face Amount        Value
-------------------------------------------------   -----------   --------------
   Lehman Brothers
      2.268%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price $116,976
      (collateralized by a corporate obligation,
      par value $120,629, 6.250%, 09/01/37, with
      a total market value $122,854)                $   116,968   $      116,968
   Merrill Lynch
      2.288%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price $559,538
      (collateralized by various corporate
      obligations, ranging in par value
      $11,190-$319,476, 5.125%-6.440%,
      09/17/13-03/29/67, with a total market
      value $587,539)                                   559,503          559,503
                                                                  --------------
   Total Repurchase Agreements
      (Cost $2,019,278)                                                2,019,278
                                                                  --------------
   Total Investments -- 134.0%
      (Cost $14,931,745)                                          $   14,723,161
                                                                  ==============

PERCENTAGES ARE BASED ON A NET ASSETS OF $10,984,161.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

+++  REAL ESTATE INVESTMENT TRUST

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 WAS $3,339,955.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008 WAS $3,485,174.

CL   -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                                      KEMPNER
                                                                        CORE          DIVIDEND                       MULTI-CAP
                                                                       GROWTH          VALUE         STRATEGIC       DEEP VALUE
                                                                       EQUITY          EQUITY        BALANCED          EQUITY
                                                                        FUND            FUND           FUND             FUND
                                                                   -------------   -------------   -------------    -------------
ASSETS:
   Cost of Investments & Repurchase Agreements ..................  $ 237,020,856   $ 182,898,850   $  40,299,905    $ 245,058,093
                                                                   -------------   -------------   -------------    -------------
   Investments at Value .........................................  $ 256,490,149*  $ 169,479,275*  $  34,383,927*   $ 203,707,776*
   Repurchase Agreements at Value ...............................      7,182,063      12,648,429       4,700,692       21,988,048
   Receivable for Capital Shares Sold ...........................        874,335         286,009              --          721,092
   Receivable for Investment Securities Sold ....................             --              --              --          741,090
   Dividends and Interest Receivable ............................        227,642         540,017          41,887          350,351
   Deferred Offering Costs ......................................         37,136          26,111              --           28,121
   Foreign Tax Reclaim Receivable ...............................         10,018          14,825              --               --
   Prepaid Expenses .............................................             23              17              --               18
                                                                   -------------   -------------   -------------    -------------
      TOTAL ASSETS ..............................................    264,821,366     182,994,683      39,126,506      227,536,496
                                                                   -------------   -------------   -------------    -------------
LIABILITIES:
   Collateral Held for Securities on Loan .......................     12,395,889      21,830,572       8,113,164       37,950,300
   Payable for Capital Shares Redeemed ..........................         30,844          10,346         117,619            6,430
   Payable for Investment Securities Purchased ..................             --       3,369,466              --               --
   Income Distribution Payable ..................................             --         378,841          37,733          865,440
   Payable Due to Investment Advisor ............................        137,835          85,342           6,826           93,538
   Payable Due to Administrator .................................         21,205          13,129           2,690           15,854
   Payable Due to Distributor ...................................          8,850           2,335           1,469            7,493
   Payable Due to Trustees ......................................          1,236             744             158              903
   Chief Compliance Officer Fees Payable ........................          1,949           1,173             249            1,423
   Other Accrued Expenses .......................................         46,745          39,311          26,391           42,355
                                                                   -------------   -------------   -------------    -------------
      TOTAL LIABILITIES .........................................     12,644,553      25,731,259       8,306,299       38,983,736
                                                                   -------------   -------------   -------------    -------------
   NET ASSETS ...................................................  $ 252,176,813   $ 157,263,424   $  30,820,207    $ 188,552,760
                                                                   =============   =============   =============    =============
NET ASSETS:
   Paid-in Capital ..............................................  $ 228,384,895   $ 154,973,607   $  33,634,893    $ 205,058,252
   Undistributed (Distributions in Excess of) Net
      Investment Income .........................................        137,078             451         (20,649)             140
   Accumulated Net Realized Gain (Loss) on Investments ..........     (2,996,516)      3,060,512      (1,578,751)       2,856,637
   Net Unrealized Appreciation (Depreciation) on Investments ....     26,651,356        (771,146)     (1,215,286)     (19,362,269)
                                                                   -------------   -------------   -------------    -------------
   NET ASSETS ...................................................  $ 252,176,813   $ 157,263,424   $  30,820,207    $ 188,552,760
                                                                   =============   =============   =============    =============
INSTITUTIONAL CLASS SHARES:
   Net Assets ...................................................  $ 211,064,830   $ 146,163,696   $  23,960,004    $ 153,539,151
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .................     22,587,973      15,893,263       2,454,187       16,913,228
   NET ASSET VALUE, Offering and Redemption Price Per Share .....  $        9.34   $        9.20   $        9.76    $        9.08
                                                                   =============   =============   =============    =============
CLASS A SHARES:
   Net Assets ...................................................  $  41,111,983   $  11,099,728   $   6,860,203    $  35,013,609
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .................      4,400,917       1,206,965         702,636        3,856,964
   NET ASSET VALUE, Redemption Price Per Share ..................  $        9.34   $        9.20   $        9.76    $        9.08
                                                                   =============   =============   =============    =============
   Maximum Offering Price Per Share -- Class A ..................  $        9.91   $        9.76   $       10.36    $        9.63
                                                                   =============   =============   =============    =============
                                                                    ($9.34/94.25%)  ($9.20/94.25%)  ($9.76/94.25%)   ($9.08/94.25%)
   *Includes Market Value of Securities on Loan .................  $  12,015,689   $  21,229,399   $   7,884,061    $  36,527,325

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        HOOVER
                                                                        SMALL-                            LOW            TOTAL
                                                                       MID CAP      INTERNATIONAL      DURATION          RETURN
                                                                        EQUITY          EQUITY           BOND             BOND
                                                                         FUND            FUND            FUND             FUND
                                                                    -------------   -------------   --------------   -------------
ASSETS:
   Cost of Investments & Repurchase Agreements ..................   $ 103,903,955   $ 267,877,425   $  153,335,403   $ 266,005,101
                                                                    -------------   -------------   --------------   -------------
   Investments at Value .........................................   $  93,124,377*  $ 275,346,100*  $  148,743,853*  $ 253,224,727*
   Repurchase Agreements at Value ...............................      16,004,095       9,355,331        4,749,409       6,826,880
   Receivable for Investment Securities Sold ....................       4,649,492       2,114,465               --              --
   Dividends and Interest Receivable ............................          58,435         616,871        1,108,813       2,054,969
   Receivable for Capital Shares Sold ...........................         430,116       2,027,991          235,839         190,956
   Deferred Offering Costs ......................................          10,737          43,259           18,714          32,540
   Foreign Tax Reclaim Receivable ...............................             352         108,097               --              --
   Unrealized Gain on Forward Foreign Currency Contracts ........              --           3,082               --              --
   Prepaid Expenses .............................................               9              26               13              20
                                                                    -------------   -------------   --------------   -------------
      TOTAL ASSETS ..............................................     114,277,613     289,615,222      154,856,641     262,330,092
                                                                    -------------   -------------   --------------   -------------
LIABILITIES:
   Collateral Held for Securities on Loan .......................      27,622,289      16,146,845        8,197,250      11,782,862
   Payable for Capital Shares Redeemed ..........................           4,214          12,183           15,583          28,619
   Payable for Investment Securities Purchased ..................         668,255         165,076        1,800,000         886,094
   Income Distribution Payable ..................................              --              --          350,231         825,217
   Overdraft of Foreign Currency, at Value+......................              --         336,872               --              --
   Unrealized Loss on Forward Foreign Currency Contracts ........              --         290,206               --              --
   Payable Due to Investment Advisor ............................          71,450         222,936           36,391          83,805
   Payable Due to Administrator .................................           7,145          24,064           12,130          20,951
   Payable Due to Distributor ...................................           4,440           9,011            5,553          10,423
   Payable Due to Trustees ......................................             417           1,394              680           1,180
   Chief Compliance Officer Fees Payable ........................             658           2,197            1,073           1,860
   Other Accrued Expenses .......................................          33,637          73,466           38,181          47,193
                                                                    -------------   -------------   --------------   -------------
      TOTAL LIABILITIES .........................................      28,412,505      17,284,250       10,457,072      13,688,204
                                                                    -------------   -------------   --------------   -------------
   NET ASSETS ...................................................   $  85,865,108   $ 272,330,972   $  144,399,569   $ 248,641,888
                                                                    =============   =============   ==============   =============
NET ASSETS:
   Paid-in Capital ..............................................   $  80,563,109   $ 257,178,450   $  144,211,634   $ 254,260,973
   Undistributed Net Investment Income (Accumulated
      Net Investment Loss) ......................................              --        (500,692)             932           1,041
   Accumulated Net Realized Gain (Loss) on Investments ..........          77,482        (881,662)          29,144         333,368
   Net Unrealized Appreciation (Depreciation) on Investments ....       5,224,517      16,824,006          157,859      (5,953,494)
   Net Unrealized Depreciation on Forward Foreign Currency
      Contracts, Foreign Currencies and Translation of Other
      Assets & Liabilities Denominated in Foreign Currencies ....              --        (289,130)              --              --
                                                                    -------------   -------------   --------------   -------------
   NET ASSETS ...................................................   $  85,865,108   $ 272,330,972   $  144,399,569   $ 248,641,888
                                                                    =============   =============   ==============   =============
INSTITUTIONAL CLASS SHARES:
   Net Assets ...................................................   $  64,577,430   $ 230,393,763   $  118,106,637   $ 199,384,303
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .................       6,722,397      25,571,722       11,799,359      20,168,358
   NET ASSET VALUE, Offering and Redemption Price Per Share++....   $        9.61   $        9.01   $        10.01   $        9.89
                                                                    =============   =============   ==============   =============
CLASS A SHARES:
   Net Assets ...................................................   $  21,287,678   $  41,937,209   $   26,292,932   $  49,257,585
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .................       2,216,207       4,655,406        2,626,882       4,982,739
   NET ASSET VALUE, Redemption Price Per Share ..................   $        9.61   $        9.01   $        10.01   $        9.89
                                                                    =============   =============   ==============   =============
   Maximum Offering Price Per Share -- Class A ..................   $       10.20   $        9.56   $        10.32   $       10.36
                                                                    =============   =============   ==============   =============
                                                                     ($9.61/94.25%)  ($9.01/94.25%)  ($10.01/97.00%)  ($9.89/95.50%)
   *Includes Market Value of Securities on Loan .................   $  26,695,168   $  15,742,783   $    8,016,625    $ 11,566,523

+ PROCEEDS FROM OVERDRAFT OF FOREIGN CURRENCY FOR THE INTERNATIONAL EQUITY FUND WAS $(336,872).

++ THE INTERNATIONAL EQUITY FUND HAS REDEMPTION FEES. SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 LOW         KEMPNER                      LKCM
                                                                              DURATION       TREASURY        LKCM        SMALL-
                                                               MUNICIPAL      MUNICIPAL        AND        MULTI-CAP      MID CAP
                                                                  BOND          BOND          INCOME        EQUITY       EQUITY
                                                                  FUND          FUND           FUND          FUND         FUND
                                                             -------------  ------------   -----------   -----------   -----------

ASSETS:
   Cost of Investments & Repurchase Agreements ............   $121,974,281   $48,083,076   $27,624,127   $17,077,398   $14,931,745
                                                              ------------   -----------   -----------   -----------   -----------
   Investments at Value ...................................   $123,009,305   $48,345,983   $24,475,402*  $18,087,231*  $12,703,883*
   Repurchase Agreements at Value .........................             --            --     3,608,948     1,143,267     2,019,278
   Receivable for Investment Securities Sold ..............             --            --            --       871,942       130,515
   Dividends and Interest Receivable ......................      1,594,967       497,723       132,741        32,715         9,595
   Foreign Tax Reclaim Receivable .........................             --            --            --            --           209
   Receivable for Capital Shares Sold .....................             --            --            --            --        45,810
   Deferred Offering Costs ................................         21,009         7,789         3,990         3,408         2,089
   Prepaid Expenses .......................................             14             7             5             5             4
                                                              ------------   -----------   -----------   -----------   -----------
      TOTAL ASSETS ........................................    124,625,295    48,851,502    28,221,086    20,138,568    14,911,383
                                                              ------------   -----------   -----------   -----------   -----------
LIABILITIES:
   Collateral Held for Securities on Loan .................             --            --     6,228,869     1,973,220     3,485,174
   Payable for Capital Shares Redeemed ....................          9,940         5,300            --           330            --
   Payable for Investment Securities Purchased ............             --            --            --       738,286       411,118
   Income Distribution Payable ............................        344,823        96,557       103,109            --            --
   Payable Due to Investment Advisor ......................         42,134        12,380         6,583         9,898         4,579
   Payable Due to Administrator ...........................         10,533         4,127         1,881         1,442           914
   Payable Due to Trustees ................................            588           231           107            82            52
   Chief Compliance Officer Fees Payable ..................            927           364           168           129            81
   Other Accrued Expenses .................................         42,832        33,786        28,667        26,027        25,304
                                                              ------------   -----------   -----------   -----------   -----------
      TOTAL LIABILITIES ...................................        451,777       152,745     6,369,384     2,749,414     3,927,222
                                                              ------------   -----------   -----------   -----------   -----------
   NET ASSETS .............................................   $124,173,518   $48,698,757   $21,851,702   $17,389,154   $10,984,161
                                                              ============   ===========   ===========   ===========   ===========
NET ASSETS:
   Paid-in Capital ........................................   $123,108,262   $48,435,991   $21,391,417   $13,747,330   $11,599,167
   Undistributed (Distributions in Excess of)
      Net Investment Income ...............................            232          (143)           62        23,147            --
   Accumulated Net Realized Gain (Loss)
      on Investments ......................................         30,000             2            --     1,465,577      (406,422)
   Net Unrealized Appreciation (Depreciation)
      on Investments ......................................      1,035,024       262,907       460,223     2,153,100      (208,584)
                                                              ------------   -----------   -----------   -----------   -----------
   NET ASSETS .............................................   $124,173,518   $48,698,757   $21,851,702   $17,389,154   $10,984,161
                                                              ============   ===========   ===========   ===========   ===========
INSTITUTIONAL CLASS SHARES:
   Net Assets .............................................   $124,173,518   $48,698,757   $21,851,702   $17,389,154   $10,984,161
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ...........     12,488,966     4,871,041     2,198,506     1,865,475     1,147,861
   NET ASSET VALUE, Offering and Redemption
      Price Per Share .....................................   $       9.94   $     10.00   $      9.94   $      9.32   $      9.57
                                                              ============   ===========   ===========   ===========   ===========
   *Includes Market Value of Securities on Loan ...........   $         --   $        --   $ 6,117,943   $ 1,917,926   $ 3,339,955

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          FROST FUNDS
                                                            FOR THE PERIOD ENDED
                                                            JULY 31, 2008

STATEMENTS OF OPERATIONS

                                                                                                          KEMPNER
                                                               CORE         DIVIDEND                     MULTI-CAP
                                                              GROWTH          VALUE       STRATEGIC     DEEP VALUE
                                                              EQUITY         EQUITY        BALANCED       EQUITY
                                                               FUND*          FUND*         FUND+          FUND*
                                                           ------------   ------------   -----------   ------------
INTEREST INCOME:
   Dividend Income .....................................   $    661,775   $  1,555,944   $    62,612   $  1,366,165
   Security Lending Income .............................         10,188         17,971         1,397         27,007
   Foreign Taxes Withheld ..............................             --        (32,857)           --        (25,611)
                                                           ------------   ------------   -----------   ------------
   TOTAL INVESTMENT INCOME .............................        671,963      1,541,058        64,009      1,367,561
                                                           ------------   ------------   -----------   ------------
EXPENSES:
   Investment Advisory Fees ............................        489,122        324,251        18,830        269,833
   Administration Fees .................................         61,140         40,531         2,690         45,734
   Distribution Fees -- Class A ........................          8,850          2,335         1,469          7,493
   Chief Compliance Officer Fees .......................          1,949          1,173           249          1,424
   Trustees' Fees ......................................          1,707          1,072           158          1,263
   Professional Fees ...................................         24,718         22,904        20,729         23,488
   Transfer Agent Fees .................................         13,518         12,166         4,480         12,541
   Offering Costs ......................................          9,736          6,540            --          7,707
   Registration Fees ...................................          6,040          4,015           444          5,250
   Custodian Fees ......................................          4,807          3,108           110          3,701
   Printing Fees .......................................          2,651          1,608           322          1,943
   Insurance and Other Expenses ........................          2,358          1,633           306          1,861
                                                           ------------   ------------   -----------   ------------
   TOTAL EXPENSES ......................................        626,596        421,336        49,787        382,238
      Less: Investment Advisory Fees Waived ............        (91,711)       (60,798)      (12,004)            --
                                                           ------------   ------------   -----------   ------------
   NET EXPENSES ........................................        534,885        360,538        37,783        382,238
                                                           ------------   ------------   -----------   ------------
   NET INVESTMENT INCOME ...............................        137,078      1,180,520        26,226        985,323
                                                           ------------   ------------   -----------   ------------
Net Realized Gain (Loss) on Investments ................     (2,996,516)     3,060,512    (1,578,631)     2,925,572
Net Change in Unrealized Appreciation
   (Depreciation) on Investments .......................    (13,148,227)   (15,629,645)      818,590    (18,383,665)
                                                           ------------   ------------   -----------   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ........    (16,144,743)   (12,569,133)     (760,041)   (15,458,093)
                                                           ------------   ------------   -----------   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...   $(16,007,665)  $(11,388,613)  $  (733,815)  $(14,472,770)
                                                           ============   ============   ===========   ============

*    FUND COMMENCED OPERATIONS ON APRIL 25, 2008.

+    FUND COMMENCED OPERATIONS ON JUNE 30, 2008.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          FROST FUNDS
                                                            FOR THE PERIOD ENDED
                                                            JULY 31, 2008

STATEMENTS OF OPERATIONS

                                                              HOOVER
                                                              SMALL-                         LOW         TOTAL
                                                             MID CAP     INTERNATIONAL    DURATION       RETURN
                                                              EQUITY         EQUITY         BOND          BOND
                                                              FUND*          FUND*          FUND*        FUND*
                                                           -----------   -------------   ----------   -----------
INTEREST INCOME:
   Dividend Income .....................................   $   148,578   $  2,524,455    $   38,837   $    55,818
   Interest Income .....................................            --             --     1,377,830     2,944,283
   Security Lending Income .............................        50,543         48,606         8,215         7,250
   Foreign Taxes Withheld ..............................          (528)      (237,787)           --        (1,403)
                                                           -----------   ------------    ----------   -----------
   TOTAL INVESTMENT INCOME .............................       198,593      2,335,274     1,424,882     3,005,948
                                                           -----------   ------------    ----------   -----------
EXPENSES:
   Investment Advisory Fees ............................       191,475        651,259       161,088       276,972
   Administration Fees .................................        19,147         70,152        32,217        55,394
   Distribution Fees -- Class A ........................         4,440          9,011         5,553        10,423
   Chief Compliance Officer Fees .......................           657          2,197         1,073         1,860
   Trustees' Fees ......................................           557          1,943           915         1,584
   Professional Fees ...................................        21,690         25,301        22,662        24,505
   Transfer Agent Fees .................................        10,870         14,097        11,661        13,144
   Offering Costs ......................................         3,208         11,480         4,641         7,691
   Registration Fees ...................................         2,108          7,199         3,311         5,666
   Custodian Fees ......................................         1,704         43,023         2,243         3,620
   Printing Fees .......................................           890          2,995         1,452         2,519
   Insurance and Other Expenses ........................           867          3,249         2,151         4,525
                                                           -----------   ------------    ----------   -----------
   TOTAL EXPENSES ......................................       257,613        841,906       248,967       407,903
      Less: Investment Advisory Fees Waived ............            --             --       (64,435)      (55,394)
                                                           -----------   ------------    ----------   -----------
   NET EXPENSES ........................................       257,613        841,906       184,532       352,509
                                                           -----------   ------------    ----------   -----------
   NET INVESTMENT INCOME (LOSS) ........................       (59,020)     1,493,368     1,240,350     2,653,439
                                                           -----------   ------------    ----------   -----------
Net Realized Gain (Loss) on Investments ................       136,502       (881,662)       23,461       322,448
Net Realized Loss on Foreign Currency Transactions .....            --     (1,994,060)           --            --
Net Change in Unrealized Appreciation (Depreciation)
   on Investments ......................................    (3,179,014)   (25,813,910)      (37,929)   (2,886,294)
Net Change in Unrealized Appreciation (Depreciation) on
   Foreign Currencies and Translation of Other Assets &
   Liabilities Denominated in Foreign Currencies .......            --       (289,130)           --            --
                                                           -----------   ------------    ----------   -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ........    (3,042,512)   (28,978,762)      (14,468)   (2,563,846)
                                                           -----------   ------------    ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................   $(3,101,532)  $(27,485,394)   $1,225,882   $    89,593
                                                           ===========   ============    ==========   ===========

*    FUND COMMENCED OPERATIONS ON APRIL 25, 2008.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          FROST FUNDS
                                                            FOR THE PERIOD ENDED
                                                            JULY 31, 2008

STATEMENTS OF OPERATIONS

                                                                           LOW       KEMPNER                     LKCM
                                                                         DURATION    TREASURY       LKCM        SMALL-
                                                            MUNICIPAL   MUNICIPAL      AND       MULTI-CAP     MID CAP
                                                              BOND         BOND       INCOME       EQUITY       EQUITY
                                                              FUND*       FUND*       FUND*        FUND*        FUND*
                                                           ----------   ---------   ---------   -----------   ---------
INTEREST INCOME:
   Dividend Income .....................................   $   11,602   $ 32,195    $      --   $    90,334   $  29,497
   Interest Income .....................................    1,256,908    331,550      326,173            --          --
   Security Lending Income .............................           --         --        3,391           763       5,605
   Foreign Taxes Withheld ..............................           --         --           --           (75)       (314)
                                                           ----------   --------    ---------   -----------   ---------
   TOTAL INVESTMENT INCOME .............................    1,268,510    363,745      329,564        91,022      34,788
                                                           ----------   --------    ---------   -----------   ---------
EXPENSES:
   Investment Advisory Fees ............................      163,413     62,498       21,195        37,707      23,105
   Administration Fees .................................       32,682     12,499        6,056         5,028       2,567
   Chief Compliance Officer Fees .......................          927        364          168           129          81
   Trustees' Fees ......................................          847        327          157           126          70
   Professional Fees ...................................       22,327     21,006       20,547        20,456      20,343
   Transfer Agent Fees .................................       11,633     10,387        7,937         7,855       7,661
   Offering Costs ......................................        4,765      1,744        1,000           996         470
   Registration Fees ...................................        3,020      1,118          555           459         230
   Custodian Fees ......................................        1,957        661          375           408         163
   Printing Fees .......................................        1,271        497          232           180         107
   Insurance and Other Expenses ........................        8,155      4,207        2,736           341         162
                                                           ----------   --------    ---------   -----------   ---------
   TOTAL EXPENSES ......................................      250,997    115,308       60,958        73,685      54,959
      Less: Investment Advisory Fees Waived ............      (32,682)   (24,999)          --        (5,810)    (15,166)
                                                           ----------   --------    ---------   -----------   ---------
   NET EXPENSES ........................................      218,315     90,309       60,958        67,875      39,793
                                                           ----------   --------    ---------   -----------   ---------
   NET INVESTMENT INCOME (LOSS) ........................    1,050,195    273,436      268,606        23,147      (5,005)
                                                           ----------   --------    ---------   -----------   ---------
Net Realized Gain (Loss) on Investments ................       30,000          2           --     1,465,577    (406,422)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments ......................................     (768,525)   (16,893)    (135,590)   (2,813,245)   (208,584)
                                                           ----------   --------    ---------   -----------   ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ........     (738,525)   (16,891)    (135,590)   (1,347,668)   (615,006)
                                                           ----------   --------    ---------   -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..........................................   $  311,670   $256,545    $ 133,016   $(1,324,521)  $(620,011)
                                                           ==========   ========    =========   ===========   =========

*    FUND COMMENCED OPERATIONS ON APRIL 25, 2008.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          FROST FUNDS
                                                            FOR THE PERIOD ENDED
                                                            JULY 31, 2008

STATEMENTS OF CHANGES IN NET ASSETS

                                                          CORE GROWTH   DIVIDEND VALUE
                                                          EQUITY FUND     EQUITY FUND
                                                             2008*           2008*
                                                         ------------   --------------
OPERATIONS:
   Net Investment Income (Loss) ......................   $    137,078    $  1,180,520
   Net Realized Gain (Loss) on Investments ...........     (2,996,516)      3,060,512
   Net Realized Loss on Foreign Currency
      Transactions .............. ....................             --              --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..................    (13,148,227)    (15,629,645)
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign
      Currency Transactions ..........................             --              --
                                                         ------------    ------------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ................................    (16,007,665)    (11,388,613)
                                                         ------------    ------------
DIVIDENDS:
   Net Investment Income:
      Institutional Class Shares .....................             --      (1,155,501)
      Class A Shares .................................             --         (24,568)
                                                         ------------    ------------
   TOTAL DIVIDENDS ...................................             --      (1,180,069)
                                                         ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued .........................................     22,140,490      14,391,640
      Issued Through In-Kind Transfer(1) .............    214,406,577     151,147,724
      In Lieu of Dividends ...........................             --              30
      Redeemed .......................................    (10,913,129)     (6,949,874)
                                                         ------------    ------------
   NET INCREASE IN NET ASSETS FROM INSTITUTIONAL
      CLASS SHARE TRANSACTIONS .......................    225,633,938     158,589,520
                                                         ------------    ------------
   CLASS A SHARES:(2)
      Issued .........................................        957,904         203,492
      Issued Through In-Kind Transfer(1) .............     47,330,769      11,959,982
      In Lieu of Dividends ...........................             --          24,196
      Redeemed .......................................     (5,738,133)       (945,084)
                                                         ------------    ------------
   NET INCREASE IN NET ASSETS FROM
      CLASS A SHARE TRANSACTIONS .....................     42,550,540      11,242,586
                                                         ------------    ------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .....................    268,184,478     169,832,106
                                                         ------------    ------------
   TOTAL INCREASE IN NET ASSETS ......................    252,176,813     157,263,424
                                                         ------------    ------------
NET ASSETS:
   Beginning of Period ...............................             --              --
   End of Period .....................................   $252,176,813    $157,263,424
                                                         ============    ============
   Undistributed (Distributions in Excess of) Net
      Investment Income/ (Accumulated Net
      Investment Loss) ...............................   $    137,078    $        451
                                                         ============    ============
SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued .........................................      2,245,430       1,495,098
      Issued Through In-Kind Transfer(1) .............     21,440,658      15,114,772
      In Lieu of Dividends ...........................             --               3
      Redeemed .......................................     (1,098,115)       (716,610)
                                                         ------------    ------------
   TOTAL INCREASE IN INSTITUTIONAL CLASS SHARES ......     22,587,973      15,893,263
                                                         ------------    ------------
   CLASS A SHARES:(2)
      Issued .........................................        102,644          22,517
      Issued Through In-Kind Transfer(1) .............      4,900,427       1,283,563
      In Lieu of Dividends ...........................             --           2,630
      Redeemed .......................................       (602,154)       (101,745)
                                                         ------------    ------------
   TOTAL INCREASE IN CLASS A SHARES ..................      4,400,917       1,206,965
                                                         ------------    ------------
   NET INCREASE IN SHARES OUTSTANDING ................     26,988,890      17,100,228
                                                         ============    ============

*    FUND COMMENCED OPERATIONS ON APRIL 25, 2008.

+    FUND COMMENCED OPERATIONS ON JUNE 30, 2008.

(1)  SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          FROST FUNDS
                                                            FOR THE PERIOD ENDED
                                                            JULY 31, 2008

                   KEMPNER
                  MULTI-CAP        HOOVER
  STRATEGIC      DEEP VALUE    SMALL-MID CAP   INTERNATIONAL
BALANCED FUND    EQUITY FUND    EQUITY FUND     EQUITY FUND
    2008+           2008*          2008*           2008*
-------------   ------------   -------------   -------------

 $    26,226   $    985,323   $    (59,020)   $  1,493,368
  (1,578,631)     2,925,572        136,502        (881,662)

          --             --             --      (1,994,060)

     818,590    (18,383,665)    (3,179,014)    (25,813,910)


          --             --             --        (289,130)
 -----------   ------------   ------------    ------------

    (733,815)   (14,472,770)    (3,101,532)    (27,485,394)
 -----------   ------------   ------------    ------------


     (37,733)      (865,388)            --              --
      (9,262)      (188,730)            --              --
 -----------   ------------   ------------    ------------
     (46,995)    (1,054,118)            --              --
 -----------   ------------   ------------    ------------


       5,050      6,708,582      5,805,620      23,745,883
  25,568,098    168,144,253     65,011,825     252,872,255
          --              1           --                --
  (1,008,168)    (5,830,974)    (3,635,508)    (20,171,813)
 -----------   ------------   ------------    ------------

  24,564,980    169,021,862     67,181,937     256,446,325
 -----------   ------------   ------------    ------------

     125,712        187,554        776,186         456,766
   7,499,336     36,918,278     22,448,376      45,611,942
       9,262        188,678           --                --
    (598,273)    (2,236,724)    (1,439,859)     (2,698,667)
 -----------   ------------   ------------    ------------

   7,036,037     35,057,786     21,784,703      43,370,041
 -----------   ------------   ------------    ------------

  31,601,017    204,079,648     88,966,640     299,816,366
 -----------   ------------   ------------    ------------
  30,820,207    188,552,760     85,865,108     272,330,972
 -----------   ------------   ------------    ------------

          --             --             --              --
 $30,820,207   $188,552,760   $ 85,865,108    $272,330,972
 ===========   ============   ============    ============


 $   (20,649)  $        140   $         --    $   (500,692)
 ===========   ============   ============    ============


         518        726,132        587,057       2,469,631
   2,556,810     16,814,435      6,501,182      25,287,226
          --             --             --              --
    (103,141)      (627,339)      (365,842)     (2,185,135)
 -----------   ------------   ------------    ------------
   2,454,187     16,913,228      6,722,397      25,571,722
 -----------   ------------   ------------    ------------

      12,865         20,895         81,987          50,439
     749,934      4,059,764      2,283,892       4,901,400
         948         20,779             --              --
     (61,111)      (244,474)      (149,672)       (296,433)
 -----------   ------------   ------------    ------------
     702,636      3,856,964      2,216,207       4,655,406
 -----------   ------------   ------------    ------------
   3,156,823     20,770,192      8,938,604      30,227,128
 ===========   ============   ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          FROST FUNDS
                                                            FOR THE PERIOD ENDED
                                                            JULY 31, 2008

STATEMENTS OF CHANGES IN NET ASSETS


                                                      LOW DURATION   TOTAL RETURN
                                                        BOND FUND      BOND FUND
                                                          2008*          2008*
                                                      ------------   ------------
OPERATIONS:
   Net Investment Income (Loss) ...................   $  1,240,350   $  2,653,439
   Net Realized Gain (Loss) on Investments ........         23,461        322,448
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ...............        (37,929)    (2,886,294)
                                                      ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ...................      1,225,882         89,593
                                                      ------------   ------------
DIVIDENDS:
   Net Investment Income:
      Institutional Class Shares ..................     (1,161,436)    (2,448,903)
      Class A Shares ..............................        (72,299)      (192,575)
                                                      ------------   ------------
   TOTAL DIVIDENDS ................................     (1,233,735)    (2,641,478)
                                                      ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ......................................     14,084,135     21,629,862
      Issued Through In-Kind Transfer(1) ..........    107,052,389    185,406,137
      In Lieu of Dividends ........................             29            176
      Redeemed ....................................     (3,099,275)    (5,405,152)
                                                      ------------   ------------
   NET INCREASE IN NET ASSETS FROM
      INSTITUTIONAL CLASS SHARE TRANSACTIONS ......    118,037,278    201,631,023
                                                      ------------   ------------
   CLASS A SHARES:(2)
      Issued ......................................        614,787        749,748
      Issued Through In-Kind Transfer(1) ..........     27,582,838     52,389,548
      In Lieu of Dividends ........................         72,120        192,143
      Redeemed ....................................     (1,899,601)    (3,768,689)
                                                      ------------   ------------
   NET INCREASE IN NET ASSETS FROM
      CLASS A SHARE TRANSACTIONS ..................     26,370,144     49,562,750
                                                      ------------   ------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ..................    144,407,422    251,193,773
                                                      ------------   ------------
   TOTAL INCREASE IN NET ASSETS ...................    144,399,569    248,641,888
                                                      ------------   ------------
NET ASSETS:
   Beginning of Period ............................           --             --
   End of Period ..................................   $144,399,569   $248,641,888
                                                      ============   ============
   Undistributed (Distributions in Excess of) Net
      Investment Income ...........................   $        932   $      1,041
                                                      ============   ============
SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ......................................      1,402,927      2,170,167
      Issued Through In-Kind Transfer(1) ..........     10,705,239     18,540,614
      In Lieu of Dividends ........................              3             18
      Redeemed ....................................       (308,810)      (542,441)
                                                      ------------   ------------
   TOTAL INCREASE IN INSTITUTIONAL CLASS SHARES ...     11,799,359     20,168,358
                                                      ------------   ------------
   CLASS A SHARES:(2)
      Issued ......................................         61,241         75,660
      Issued Through In-Kind Transfer(1) ..........      2,747,650      5,266,816
      In Lieu of Dividends ........................          7,205         19,428
      Redeemed ....................................       (189,214)      (379,165)
                                                      ------------   ------------
   TOTAL INCREASE IN CLASS A SHARES ...............      2,626,882      4,982,739
                                                      ------------   ------------
   NET INCREASE IN SHARES OUTSTANDING .............     14,426,241     25,151,097
                                                      ============   ============

*    COMMENCED OPERATIONS ON APRIL 25, 2008.

(1)  SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        FROST FUNDS
                                                          FOR THE PERIOD ENDED
                                                          JULY 31, 2008

               LOW DURATION        KEMPNER         LKCM       LKCM SMALL
  MUNICIPAL      MUNICIPAL      TREASURY AND    MULTI-CAP      -MID CAP
  BOND FUND      BOND FUND       INCOME FUND   EQUITY FUND   EQUITY FUND
   2008*           2008*            2008*         2008*         2008*
------------   ------------     ------------   -----------   -----------

$  1,050,195    $   273,436      $   268,606   $    23,147   $    (5,005)
      30,000              2               --     1,465,577      (406,422)

    (768,525)       (16,893)        (135,590)   (2,813,245)     (208,584)
------------    -----------      -----------   -----------   -----------

     311,670        256,545          133,016    (1,324,521)     (620,011)
------------    -----------      -----------   -----------   -----------


  (1,049,963)      (273,579)        (268,544)           --            --
          --             --               --            --            --
------------    -----------      -----------   -----------   -----------
  (1,049,963)      (273,579)        (268,544)           --            --
------------    -----------      -----------   -----------   -----------


   8,913,310      6,210,347          844,898       215,969    11,679,172
 119,830,790     43,340,570       22,882,732    21,672,010            --
           1              1                2            --            --
  (3,832,290)      (835,127)      (1,740,402)   (3,174,304)      (75,000)
------------    -----------      -----------   -----------   -----------

 124,911,811     48,715,791       21,987,230    18,713,675    11,604,172
------------    -----------      -----------   -----------   -----------

          --             --               --            --            --
          --             --               --            --            --
          --             --               --            --            --
          --             --               --            --            --
------------    -----------      -----------   -----------   -----------

          --             --               --            --            --
------------    -----------      -----------   -----------   -----------

 124,911,811     48,715,791       21,987,230    18,713,675    11,604,172
------------    -----------      -----------   -----------   -----------
 124,173,518     48,698,757       21,851,702    17,389,154    10,984,161
------------    -----------      -----------   -----------   -----------

          --             --               --            --            --
$124,173,518     48,698,757      $21,851,702   $17,389,154   $10,984,161
============    ===========      ===========   ===========   ===========

$        232    $      (143)     $        62   $    23,147   $        --
============    ===========      ===========   ===========   ===========


     889,370        620,531           84,163        23,134     1,155,865
  11,983,079      4,334,057        2,288,273     2,167,201            --
          --             --               --            --            --
    (383,483)       (83,547)        (173,930)     (324,860)       (8,004)
------------    -----------      -----------   -----------   -----------
  12,488,966      4,871,041        2,198,506     1,865,475     1,147,861
------------    -----------      -----------   -----------   -----------

          --             --               --            --            --
          --             --               --            --            --
          --             --               --            --            --
          --             --               --            --            --
------------    -----------      -----------   -----------   -----------
          --             --               --            --            --
------------    -----------      -----------   -----------   -----------
  12,488,966      4,871,041        2,198,506     1,865,475     1,147,861
============    ===========      ===========   ===========   ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          FROST FUNDS
                                                            FOR THE PERIOD ENDED
                                                            JULY 31, 2008

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                   Net
                                                 Realized
                      Net Asset       Net          and                     Dividends
                        Value,    Investment    Unrealized      Total      from Net                 Net Asset
                      Beginning     Income      Losses on       from      Investment     Total     Value, End
                      of Period   (Loss) (1)   Investments   Operations     Income     Dividends    of Period
                      ---------   ----------   -----------   ----------   ----------   ---------   ----------
CORE GROWTH EQUITY FUND
INSTITUTIONAL CLASS
2008(a)                 $10.00      $ 0.00++      $(0.66)      $(0.66)      $   --       $   --       $9.34
CLASS A
2008(b)                 $ 9.66      $ 0.00++      $(0.32)      $(0.32)      $   --       $   --       $9.34
DIVIDEND VALUE EQUITY FUND
INSTITUTIONAL CLASS
2008(a)                 $10.00      $ 0.07        $(0.80)      $(0.73)      $(0.07)      $(0.07)      $9.20
CLASS A
2008(b)                 $ 9.32      $ 0.02        $(0.12)      $(0.10)      $(0.02)      $(0.02)      $9.20
STRATEGIC BALANCED FUND
INSTITUTIONAL CLASS
2008(b)                 $10.00      $ 0.01        $(0.23)      $(0.22)      $(0.02)      $(0.02)      $9.76
CLASS A
2008(b)                 $10.00      $ 0.01        $(0.24)      $(0.23)      $(0.01)      $(0.01)      $9.76
KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
INSTITUTIONAL CLASS
2008(a)                 $10.00      $ 0.05        $(0.92)      $(0.87)      $(0.05)      $(0.05)      $9.08
CLASS A
2008(b)                 $ 9.09      $ 0.01        $ 0.03       $ 0.04       $(0.05)      $(0.05)      $9.08
HOOVER SMALL-MID CAP EQUITY FUND
INSTITUTIONAL CLASS
2008(a)                 $10.00      $(0.01)       $(0.38)      $(0.39)      $   --       $   --       $9.61
CLASS A
2008(b)                 $ 9.83      $(0.01)       $(0.21)      $(0.22)      $   --       $   --       $9.61
INTERNATIONAL EQUITY FUND
INSTITUTIONAL CLASS
2008(a)                 $10.00      $ 0.06        $(1.05)      $(0.99)      $   --       $   --       $9.01
CLASS A
2008(b)                 $ 9.31      $(0.00)++     $(0.30)      $(0.30)      $   --       $   --       $9.01

                                                            Ratio of
                                                            Expenses
                                                           to Average
                                                Ratio      Net Assets    Ratio of Net
                                Net Assets     of Net      (Excluding     Investment
                                  End of      Expenses    Waivers and   Income (Loss)   Portfolio
                       Total      Period     to Average    Fees Paid      to Average     Turnover
                      Return+      (000)     Net Assets    Indirectly     Net Assets       Rate
                      -------   ----------   ----------   -----------   -------------   ---------
CORE GROWTH EQUITY FUND
INSTITUTIONAL CLASS
2008(a)                (6.60)%   $211,065       0.86%*        1.01%*         0.21%*          5%**
CLASS A
2008(b)                (3.31)%   $ 41,112       1.04%*        1.19%*         0.52%*          5%**
DIVIDEND VALUE EQUITY FUND
INSTITUTIONAL CLASS
2008(a)                (7.28)%   $146,164       0.88%*        1.03%*         2.91%*         34%**
CLASS A
2008(b)                (1.07)%   $ 11,099       1.06%*        1.21%*         2.65%*         34%**
STRATEGIC BALANCED FUND
INSTITUTIONAL CLASS
2008(b)                (2.25)%   $ 23,960       1.35%*        1.79%*         1.05%*          9%**
CLASS A
2008(b)                (2.27)%   $  6,860       1.60%*        2.04%*         0.69%*          9%**
KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
INSTITUTIONAL CLASS
2008(a)                (8.69)%   $153,539       0.82%*        0.82%*         2.20%*         11%**
CLASS A
2008(b)                 0.43%    $ 35,014       0.99%*        0.99%*         1.44%*         11%**
HOOVER SMALL-MID CAP EQUITY FUND
INSTITUTIONAL CLASS
2008(a)                (3.90)%   $ 64,577       1.33%*        1.33%*        (0.26)%*       110%**
CLASS A
2008(b)                (2.24)%   $ 21,288       1.44%*        1.44%*        (0.73)%*       110%**
INTERNATIONAL EQUITY FUND
INSTITUTIONAL CLASS
2008(a)                (9.90)%   $230,394       1.19%*        1.19%*         2.25%*         16%**
CLASS A
2008(b)                (3.22)%   $ 41,937       1.25%*        1.25%*        (0.20)%*        16%**

*    ANNUALIZED.

**   NOT ANNUALIZED.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISOR DURING THE PERIOD. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS.

++   AMOUNT REPRESENTS LESS THAN $0.01.

(A)  COMMENCED OPERATIONS ON APRIL 25, 2008.

(B)  COMMENCED OPERATIONS ON JUNE 30, 2008.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          FROST FUNDS
                                                            FOR THE PERIOD ENDED
                                                            JULY 31, 2008
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                   Net
                                                Realized
                                                   and
                      Net Asset       Net      Unrealized                  Dividends
                        Value,    Investment      Gains         Total      from Net                 Net Asset
                      Beginning     Income     (Losses) on      from      Investment     Total     Value, End
                      of Period   (Loss) (1)   Investments   Operations     Income     Dividends    of Period
                      ---------   ----------   -----------   ----------   ----------   ---------   ----------
LOW DURATION BOND FUND
INSTITUTIONAL CLASS
2008(a)                 $10.00      $ 0.10        $ 0.01       $ 0.11       $(0.10)      $(0.10)     $10.01
CLASS A
2008(b)                 $10.04      $ 0.03        $(0.03)      $   --       $(0.03)      $(0.03)     $10.01
TOTAL RETURN BOND FUND
INSTITUTIONAL CLASS
2008(a)                 $10.00      $ 0.13        $(0.11)      $ 0.02       $(0.13)      $(0.13)     $ 9.89
CLASS A
2008(b)                 $ 9.95      $ 0.04        $(0.06)      $(0.02)      $(0.04)      $(0.04)     $ 9.89
MUNICIPAL BOND FUND
INSTITUTIONAL CLASS
2008(a)                 $10.00      $ 0.09        $(0.07)      $ 0.02       $(0.08)      $(0.08)     $ 9.94
LOW DURATION MUNICIPAL BOND FUND
INSTITUTIONAL CLASS
2008(a)                 $10.00      $ 0.06        $ 0.00++     $ 0.06       $(0.06)      $(0.06)     $10.00
KEMPNER TREASURY AND INCOME FUND
INSTITUTIONAL CLASS
2008(a)                 $10.00      $ 0.12        $(0.06)      $ 0.06       $(0.12)      $(0.12)     $ 9.94
LKCM MULTI-CAP EQUITY FUND
INSTITUTIONAL CLASS
2008(a)                 $10.00      $ 0.01        $(0.69)      $(0.68)      $   --       $   --      $ 9.32
LKCM SMALL-MID CAP  EQUITY FUND
INSTITUTIONAL CLASS
2008(a)                 $10.00      $(0.01)       $(0.42)      $(0.43)      $   --       $   --      $ 9.57

                                                            Ratio of
                                                            Expenses
                                                           to Average
                                                Ratio      Net Assets    Ratio of Net
                                Net Assets     of Net      (Excluding     Investment
                                  End of      Expenses    Waivers and   Income (Loss)   Portfolio
                       Total      Period     to Average    Fees Paid      to Average     Turnover
                      Return+      (000)     Net Assets    Indirectly     Net Assets       Rate
                      -------   ----------   ----------   -----------   -------------   ---------
LOW DURATION BOND FUND
INSTITUTIONAL CLASS
2008(a)                1.12%     $118,107       0.56%*        0.76%*         3.88%*          8%**
CLASS A
2008(b)               (0.02)%    $ 26,293       0.73%*        0.93%*         3.32%*          8%**
TOTAL RETURN BOND FUND
INSTITUTIONAL CLASS
2008(a)                0.15%     $199,384       0.62%*        0.72%*         4.78%*         12%**
CLASS A
2008(b)               (0.21)%    $ 49,258       0.81%*        0.92%*         4.69%*         12%**
MUNICIPAL BOND FUND
INSTITUTIONAL CLASS
2008(a)                0.24%     $124,174       0.67%*        0.77%*         3.20%*         3%**
LOW DURATION MUNICIPAL
INSTITUTIONAL CLASS
2008(a)                0.57%     $ 48,699       0.72%*        0.92%*         2.18%*         10%**
KEMPNER TREASURY AND
INCOME
INSTITUTIONAL CLASS
2008(a)                0.59%     $ 21,852       1.00%*        1.00%*         4.42%*         0%**
LKCM MULTI-CAP EQUITY
INSTITUTIONAL CLASS
2008(a)               (6.80)%    $ 17,389       1.35%*        1.46%*         0.46%*         23%**
LKCM SMALL-MID CAP
EQUITY FUND
INSTITUTIONAL CLASS
2008(a)               (4.30)%    $ 10,984       1.55%*        2.13%*        (0.19)%*        27%**


*    ANNUALIZED.

**   NOT ANNUALIZED.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISOR DURING THE PERIOD. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS.

++   AMOUNT REPRESENTS LESS THAN $0.01.

(A)  COMMENCED OPERATIONS ON APRIL 25, 2008.

(B)  COMMENCED OPERATIONS ON JUNE 30, 2008.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

The Advisors' Inner Circle Fund II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-nine funds. The financial statements herein relate to the Trust's Frost Funds. The Frost Funds includes the Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund (each a "Fund" and collectively the "Funds"). Frost Core Growth Equity Fund seeks to achieve long-term capital appreciation. Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund and Frost International Equity Fund seek to achieve long-term capital appreciation and current income. Frost Kempner Multi-Cap Deep Value Equity Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. Frost Hoover Small-Mid Cap Equity Fund seeks to maximize total return. Frost Low Duration Bond Fund and Frost Total Return Bond Fund both seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. Frost Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. Frost Low Duration Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return. Frost Kempner Treasury and Income Fund seeks to provide current income consistent with the preservation of capital. Both Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund seek to maximize long-term capital appreciation. The Funds may change their investment objective without shareholder approval. The financial statements of the remaining funds in the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds currently offer Institutional Class Shares and Class A Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

     security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee.

     The Frost International Equity Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Frost International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Funds administrator and may request that a meeting of the Committee be held.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
     3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

     As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at July 31, 2008.

INVESTMENTS IN SECURITIES*                    LEVEL 1        LEVEL 2       LEVEL 3        TOTAL
--------------------------                 ------------   ------------   ----------   ------------
Core Growth Equity Fund                    $251,276,323   $         --   $       --   $251,276,323
Dividend Value Equity Fund                  160,297,132             --           --    160,297,132
Strategic Balanced Fund                      30,971,455             --           --     30,971,455
Kempner Multi-Cap Deep Value Equity Fund    187,745,524             --           --    187,745,524
Hoover Small-Mid Cap Equity Fund             81,506,183             --           --     81,506,183
International Equity Fund                    62,195,272    206,359,314           --    268,554,586
Low Duration Bond Fund                        8,076,319    137,219,693           --    145,296,012
Total Return Bond Fund                       13,903,427    234,278,638       86,680    248,268,745
Municipal Bond Fund                           3,404,942    119,604,363           --    123,009,305
Low Duration Municipal Bond Fund              4,764,882     42,356,101    1,225,000     48,345,983
Kempner Treasury and Income Fund              7,416,180     14,439,301           --     21,855,481
LKCM Multi-Cap Equity Fund                   17,257,278             --           --     17,257,278
LKCM Small-Mid Cap Equity Fund               11,237,987             --           --     11,237,987

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

OTHER FINANCIAL INSTRUMENTS**               LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
-----------------------------              ---------   -------   -------   ---------
International Equity Fund                  $(287,124)    $--       $--     $(287,124)

** OTHER FINANCIAL INSTRUMENTS ARE FORWARD CURRENCY CONTRACTS NOT REFLECTED IN THE SCHEDULE OF INVESTMENTS.

     The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                         INVESTMENTS IN
TOTAL RETURN BOND FUND                     SECURITIES
----------------------                   --------------
BALANCE AS OF 4/25/08                        $    --
Change in unrealized
   appreciation/(depreciation)                24,897
Net purchase/(sales)                              --
Net transfers in and/or out of Level 3        61,783
                                             -------
BALANCE AS OF 7/31/08                        $86,680
                                             =======

                                         INVESTMENTS IN
LOW DURATION MUNICIPAL BOND FUND            SECURITIES
--------------------------------         --------------
BALANCE AS OF 4/25/08                      $       --
Change in unrealized
   appreciation/(depreciation)                     --
Net purchase/(sales)                          (75,000)
Net transfers in and/or out of Level 3      1,300,000
                                           ----------
BALANCE AS OF 7/31/08                      $1,225,000
                                           ==========

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Frost International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Frost International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Interest Income is recorded on the accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation)

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

     on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Frost Core Growth Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Strategic Balanced Fund, Frost Low Duration Bond Fund, Frost Total Return Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund and Frost Kempner Treasury and Income Fund each distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually.

     OFFERING COSTS -- The Funds offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from inception.

     REDEMPTION FEES -- The Frost International Equity Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the period ended July 31, 2008, the Fund retained no such fees.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust. A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of: 0.10% on the first $2 billion of the Funds' aggregate average daily net assets; 0.08% on the next $1 billion of the Funds' aggregate average daily net assets; and 0.06% on the Funds' aggregate average daily net assets over $3 billion. The minimum annual administration fee is $900,000 for the initial 8 Funds. The minimum annual administration fee will increase by $90,000 for each additional fund established. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Funds have adopted a Distribution Plan (the "Plan") for the Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund's average net assets attributable to the Class A Shares as compensation for distribution services.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

Union Bank of California acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Frost Investment Advisors, LLC (the "Adviser"), a Delaware limited liability corporation formed in 2007, serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of The Frost National Bank. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has voluntarily agreed to reduce its investment advisory fees for certain Funds as set forth below ("Voluntary Fee Reduction"). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep from exceeding certain levels as set forth below ("Expense Limitation"). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. The table below shows the rate of each Fund's investment advisory fee and the Adviser's voluntary expense limitation for each Fund.

                                              ADVISORY FEE        ADVISER'S   INSTITUTIONAL      CLASS
                                                 BEFORE           VOLUNTARY       CLASS            A
                                              VOLUNTARY FEE          FEE         EXPENSE        EXPENSE
FUND                                            REDUCTION         REDUCTION     LIMITATION    LIMITATION
----                                     ----------------------   ---------   -------------   ----------
Core Growth Equity Fund                           0.80%             0.15%         1.25%          1.50%
Dividend Value Equity Fund                        0.80%             0.15%         1.25%          1.50%
Strategic Balanced Fund                           0.70%             0.05%         1.35%          1.60%
Kempner Multi-Cap Deep
   Value Equity Fund                              0.59%             None          1.05%          1.30%
Hoover Small-Mid Cap
   Equity Fund                           1.00% for assets up to     None          1.55%          1.80%
                                              $100 million
                                          0.85% for assets over
                                              $100 million
International Equity Fund                0.95% for assets up to     None          1.45%          1.70%
                                              $150 million
                                          0.90% for assets over
                                              $150 million
Low Duration Bond Fund                            0.50%             0.20%         0.95%          1.20%
Total Return Bond Fund                            0.50%             0.10%         0.95%          1.20%
Municipal Bond Fund                               0.50%             0.10%         1.05%          1.30%*
Low Duration Municipal
   Bond Fund                                      0.50%             0.20%         1.15%          1.40%*
Kempner Treasury and
   Income Fund                                    0.35%             None          1.05%          1.30%*
LKCM Multi-Cap Equity Fund                        0.75%             None          1.35%          1.60%*
LKCM Small-Mid Cap Equity Fund                    0.90%             None          1.55%          1.80%*

*    Class is registered but not yet opened.

As of July 31, 2008, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

INVESTMENT SUB-ADVISER

KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
Kempner Capital Management, Inc.

HOOVER SMALL-MID CAP EQUITY FUND
Hoover Investment Management Co. LLC

INTERNATIONAL EQUITY FUND
Thornburg Investment Management, Inc.

KEMPNER TREASURY AND INCOME FUND
Kempner Capital Management, Inc.

LKCM MULTI-CAP EQUITY FUND
Luther King Capital Management Company

LKCM SMALL-MID CAP EQUITY FUND
Luther King Capital Management Company

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the period ended July 31, 2008 were as follows:

                                    U.S. GOV'T      OTHER       TOTAL
                                   -----------   -----------   -----------
CORE GROWTH EQUITY FUND
Purchases                          $        --   $54,233,729   $54,233,729
Sales                                       --    10,987,587    10,987,587
DIVIDEND VALUE EQUITY FUND
Purchases                                   --    49,230,737    49,230,737
Sales                                       --    47,299,387    47,299,387
STRATEGIC BALANCED FUND
Purchases                                   --     2,722,872     2,722,872
Sales                                       --     5,859,457     5,859,457
KEMPNER MULTI-CAP
   DEEP VALUE EQUITY FUND
Purchases                                   --    57,158,248    57,158,248
Sales                                       --    18,492,622    18,492,622
HOOVER SMALL-MID CAP EQUITY FUND
Purchases                                   --    98,012,740    98,012,740
Sales                                       --    80,507,120    80,507,120
INTERNATIONAL EQUITY FUND
Purchases                                   --    85,600,084    85,600,084
Sales                                       --    41,340,398    41,340,398
LOW DURATION BOND FUND
Purchases                           14,488,920    28,673,158    43,162,078
Sales                                6,923,906     1,164,780     8,088,686

                                    U.S. GOV'T      OTHER         TOTAL
                                   -----------   -----------   -----------
TOTAL RETURN BOND FUND
Purchases                          $55,562,985   $32,313,594   $87,876,579
Sales                               18,904,748     2,941,461    21,846,209
MUNICIPAL BOND FUND
Purchases                                   --     6,999,999     6,999,999
Sales                                       --     3,045,000     3,045,000
LOW DURATION MUNICIPAL
   BOND FUND
Purchases                                   --     9,957,904     9,957,904
Sales                                       --     3,352,268     3,352,268
KEMPNER TREASURY AND
   INCOME FUND
Purchases                                   --     1,468,621     1,468,621
Sales                                       --          --            --
LKCM MULTI-CAP EQUITY FUND
Purchases                                   --     4,221,763     4,221,763
Sales                                       --     8,125,804     8,125,804
LKCM SMALL-MID CAP
   EQUITY FUND
Purchases                                   --    12,566,773    12,566,773
Sales                                       --     2,285,466     2,285,466

7. FEDERAL TAX INFORMATION:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to wash sales and differing book and tax treatments for foreign currency transactions and certain net operating losses which, for tax purposes, are not available to offset future income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

Permanent book and tax differences resulted in the reclassification of the following:

                                            UNDISTRIBUTED   ACCUMULATED
                                           NET INVESTMENT     REALIZED
                                               INCOME           GAIN      PAID-IN
                                               (LOSS)          (LOSS)     CAPITAL
                                           --------------   -----------   -------
Strategic Balanced Fund                      $       120    $     (120)   $    --
Kempner Multi-Cap Deep Value Equity Fund          68,935       (68,935)        --
Hoover Small-Mid Cap Equity Fund                  59,020       (59,020)        --
International Equity Fund                     (1,994,060)    1,994,060         --
Low Duration Bond Fund                            (5,683)        5,683         --
Total Return Bond Fund                           (10,920)       10,920         --
LKCM Small-Mid Cap Equity Fund                     5,005          --       (5,005)

These differences are primarily due to differing book and tax treatment of net operating losses, REIT adjustments, pay-down gain/loss and FX gain/loss. These reclassifications had no effect on net assets or net asset value.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

The tax character of dividends and distributions declared during the period ended July 31, 2008 was as follows:

                                               TAX       ORDINARY
                                             EXEMPT       INCOME        TOTAL
                                           ----------   ----------   -----------
Dividend Value Equity Fund                 $       --   $1,180,069   $1,180,069
Strategic Balanced Fund                            --       46,995       46,995
Kempner Multi-Cap Deep Value Equity Fund           --    1,054,118    1,054,118
Low Duration Bond Fund                             --    1,233,735    1,233,735
Total Return Bond Fund                             --    2,641,478    2,641,478
Municipal Bond Fund                         1,049,963           --    1,049,963
Low Duration Municipal Bond Fund              273,579           --      273,579
Kempner Treasury and Income Fund                   --      268,544      268,544

As of July 31, 2008, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                                                                                                        TOTAL
                                                                              POST-                                 DISTRIBUTABLE
                UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED                  OCTOBER     UNREALIZED      OTHER         EARNINGS
                   ORDINARY      LONG-TERM      TAX-EXEMPT    CAPITAL LOSS   CURRENCY   APPRECIATION    TEMPORARY    (ACCUMULATED
                   INCOME       CAPITAL GAIN      INCOME     CARRYFORWARDS    LOSSES   (DEPRECIATION)  DIFFERENCES     LOSSES)
                -------------  -------------  -------------  -------------  ---------  --------------  -----------  -------------
Core Growth
   Equity Fund    $  137,078    $       --       $     --     $(2,996,516)  $      --   $ 26,651,356   $      --    $ 23,791,918
Dividend Value
   Equity Fund       379,322     3,115,123             --              --          --       (825,758)     (378,870)    2,289,817
Strategic
   Balanced
   Fund               26,345            --             --      (1,578,751)         --     (1,215,286)      (46,994)   (2,814,686)
Kempner Multi-
   Cap Deep
   Value
   Equity Fund     1,076,958     2,833,938             --              --          --    (19,362,269)   (1,054,119)  (16,505,492)
Hoover Small-
   Mid Cap
   Equity Fund       107,346     1,163,332             --              --          --      4,031,321          --       5,301,999
International
   Equity Fund            --            --             --        (881,661)   (787,817     16,534,876       287,124    15,152,522
Low Duration
   Bond Fund         509,924          --               --              --          --        100,389      (422,378)      187,935
Total Return
   Bond Fund       1,130,869       208,986             --              --          --     (5,941,406)   (1,017,534)   (5,619,085)
Municipal Bond
   Fund                   --        30,000        344,955              --          --      1,035,024      (344,723)    1,065,256
Low Duration
   Municipal
   Bond Fund              --            --         96,313              --          --        262,907       (96,454)      262,766
Kempner
   Treasury
   and
   Income
   Fund              103,172            --             --              --          --        460,223      (103,110)      460,285
LKCM Multi-Cap
   Equity Fund        23,147     1,465,577             --              --          --      2,153,100          --       3,641,824
LKCM Small-Mid
   Cap Equity
   Fund                   --            --             --        (406,177)         --       (208,829)         --        (615,006)

For Federal income tax purposes, capital loss carryforwards represent realized losses that a Fund may carry forward for a maximum period of eight years and apply against future net realized gains. The capital loss carryforwards for the Funds in the table above will expire July 31, 2016.

Post-October currency losses represent losses realized on foreign currency transactions from inception through July 31, 2008 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at July 31, 2008 were as follows:

                                                                                       NET UNREALIZED
                                              FEDERAL     APPRECIATED    DEPRECIATED    APPRECIATION
                                             TAX COST      SECURITIES    SECURITIES    (DEPRECIATION)
                                           ------------   -----------   ------------   --------------
Core Growth Equity Fund                    $237,020,856   $45,482,469   $(18,831,113)   $ 26,651,356
Dividend Value Equity Fund                  182,953,462    11,288,606    (12,114,364)       (825,758)
Strategic Balanced Fund                      40,299,905       630,444     (1,845,730)     (1,215,286)
Kempner Multi-Cap Deep Value Equity Fund    245,058,093    18,338,296    (37,700,565)    (19,362,269)
Hoover Small-Mid Cap Equity Fund            105,097,151     5,229,230     (1,197,909)      4,031,321
International Equity Fund                   267,877,425    37,722,630    (20,898,624)     16,824,006
Low Duration Bond Fund                      153,392,873     1,858,431     (1,758,042)        100,389
Total Return Bond Fund                      265,993,013     1,978,160     (7,919,566)     (5,941,406)
Municipal Bond Fund                         121,974,281     1,646,540       (611,516)      1,035,024
Low Duration Municipal Bond Fund             48,083,076       313,241        (50,334)        262,907
Kempner Treasury and Income Fund             27,624,127       579,090       (118,867)        460,223
LKCM Multi-Cap Equity Fund                   17,077,398     2,761,721       (608,621)      2,153,100
LKCM Small-Mid Cap Equity Fund               14,931,990       373,575       (582,404)       (208,829)

8.   SECURITIES LENDING:

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities. Cash collateral received may be invested in accordance within the guidelines approved by the Funds' Adviser. Any loss from investments of cash collateral is at the relevant Fund's risk. Investments purchased with cash collateral are presented on the Schedules of Investments. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations.

Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

9.   RISKS:

At July 31, 2008, the net assets of the Frost International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Strategic Balanced Fund, Low Duration Bond Fund and Total Return Bond Fund invest in mortgage-related or other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, decreases in real estate values and early repayment of principal on some mortgage-related securities

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may also fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although certain mortgages and mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.  IN-KIND:

IN-KIND TRANSFERS -- On April 25, 2008, the Institutional Class shares of the Funds commenced operations as a result of the contribution in-kind from a common trust fund managed by the Adviser. As a result of the transfer, the securities were exchanged tax-free as follows:

                                             SHARES                      UNREALIZED
                                             ISSUED       NET ASSETS     GAIN (LOSS)
                                           ----------   -------------   ------------
Core Growth Equity Fund                    21,440,658    $214,406,577   $33,737,637
Dividend Value Equity Fund                 15,114,772     151,147,774    15,439,050
Kempner Multi-Cap Deep Value Equity Fund   16,814,435     168,144,253     2,865,315
Hoover Small-Mid Cap Equity Fund            6,501,182      65,011,825     6,825,872
International Equity Fund                  25,287,226     252,872,255    39,393,810
Low Duration Bond Fund                     10,705,239     107,052,389       171,425
Total Return Bond Fund                     18,540,614     185,406,137    (2,035,551)
Municipal Bond Fund                        11,983,079     119,830,790     1,803,549
Low Duration Municipal Bond Fund            4,334,057      43,340,570       279,800
Kempner Treasury and Income Fund            2,288,273      22,882,732       595,813
LKCM Multi-Cap Equity Fund                  2,167,201      21,672,010     4,966,345

On June 30, 2008, the Institutional Class Shares of the Strategic Balanced Fund and Class A Shares of the Funds commenced operations as a result of the contribution in-kind from a common trust fund managed by the Adviser. As a result of the transfer, the securities were exchanged tax-free as follows:

                                             SHARES                      UNREALIZED
                                             ISSUED       NET ASSETS     GAIN (LOSS)
                                           ----------   -------------   ------------
Core Growth Equity Fund                     4,900,427    $47,330,769    $ 6,061,946
Dividend Value Equity Fund                  1,283,563     11,959,982       (580,551)
Strategic Balanced Fund
   Institutional Class Shares               2,556,810     25,568,098     (1,831,376)
   Class A Shares                             749,934      7,499,336       (202,500)
Kempner Multi-Cap Deep Value Equity Fund    4,059,764     36,918,278     (3,843,919)
Hoover Small-Mid Cap Equity Fund            2,283,892     22,448,376      1,577,659
International Equity Fund                   4,901,400     45,611,942      3,244,106
Low Duration Bond Fund                      2,747,650     27,582,838         24,363
Total Return Bond Fund                      5,266,816     52,389,548     (1,031,649)

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

11.  OTHER:

On July 31, 2008, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

                                                # OF       % OF OUTSTANDING
                                            SHAREHOLDERS        SHARES
                                            ------------   ----------------
Core Growth Equity Fund,
   Institutional Class Shares                     1                99%
   Class A Shares                                 2               100
Dividend Value Fund,
   Institutional Class Shares                     1                99
   Class A Shares                                 1                98
Strategic Balanced Fund,
   Institutional Class Shares                     1               100
   Class A Shares                                 2               100
Kempner Multi-Cap Deep Value Equity Fund,
   Institutional Class Shares                     1               100
   Class A Shares                                 2                93
Hoover Small-Mid Cap Equity Fund,
   Institutional Class Shares                     1                99
   Class A Shares                                 2                86
International Equity Fund,
   Institutional Class Shares                     1                99
   Class A Shares                                 2                98
Low Duration Bond Fund
   Institutional Class Shares                     1                98
   Class A Shares                                 2                94
Total Return Bond Fund
   Institutional Class Shares                     1                98
   Class A Shares                                 2                92
Municipal Bond Fund
   Institutional Class Shares                     1               100
Low Duration Municipal Bond Fund
   Institutional Class Shares                     1               100
Kempner Treasury and Income Fund
   Institutional Class Shares                     1               100
LKCM Multi-Cap Equity Fund
   Institutional Class Shares                     1               100
LKCM Small-Mid Cap Equity Fund
   Institutional Class Shares                     2                72

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

12.  ACCOUNTING PRONOUNCEMENT:

In March 2008, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Frost Funds of The Advisors' Inner Circle Fund II:

We have audited the accompanying statements of assets and liabilities of the Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund (13 of the series constituting The Advisors' Inner Circle Fund II)(the "Funds"), including the schedules of investments, as of July 31, 2008, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds at July 31, 2008, and the results of their operations, the changes in their net assets, and their financial highlights for each of the periods presented therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
September 26, 2008

                      This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of

                                            TERM OF
                          POSITION(S)     OFFICE AND
    NAME, ADDRESS,         HELD WITH       LENGTH OF                  PRINCIPAL OCCUPATION(S)
        AGE(1)             THE TRUST    TIME SERVED(2)                  DURING PAST 5 YEARS
----------------------   ------------   --------------   -------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER         Chairman        (Since 1991)    Currently performs various services on behalf
61 yrs. old              of the Board                    of SEI Investments for which Mr. Nesher is
                         of Trustees                     compensated. Executive Vice President of SEI
                                                         Investments, 1986-1994. Director and
                                                         Executive Vice President of the Administrator
                                                         and the Distributor, 1981-1994.










WILLIAM M. DORAN         Trustee         (Since 1992)    Self-employed Consultant since 2003. Partner,
1701 Market Street,                                      Morgan, Lewis & Bockius LLP (law firm) from
Philadelphia, PA 19103                                   1976-2003, counsel to the Trust, SEI Investments,
68 yrs. old                                              the Administrator and the Distributor. Director
                                                         of SEI Investments since 1974; Secretary of
                                                         SEI Investments since 1978.


(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-71-FROST. The following chart lists Trustees and Officers as of July 31, 2008.


        NUMBER OF FUNDS IN
THE ADVISORS' INNER CIRCLE FUND II
     OVERSEEN BY BOARD MEMBER             OTHER DIRECTORSHIPS HELD BY BOARD MEMBER(3)
----------------------------------   -----------------------------------------------------



                29                   Trustee of The Advisors' Inner Circle Fund,
                                     Bishop Street Funds, SEI Asset Allocation
                                     Trust, SEI Daily Income Trust, SEI Index
                                     Funds, SEI Institutional International Trust,
                                     SEI Institutional Investments Trust, SEI
                                     Institutional Managed Trust, SEI Liquid Asset
                                     Trust, SEI Tax Exempt Trust, SEI Opportunity
                                     Master Fund, L.P., SEI Opportunity Fund, L.P.,
                                     SEI Global Master Fund, PLC, SEI Global Assets
                                     Fund, PLC, SEI Global Investments Fund, PLC,
                                     SEI Investments Global, Limited, SEI Investments-
                                     Global Fund Services, Limited, SEI Investments
                                     (Europe) Ltd., SEI Investments-Unit Trust
                                     Management (UK) Limited and SEI Global
                                     Nominee Ltd.

                29                   Director of SEI Investments Company and SEI
                                     Investments Distribution Co., SEI Investments-
                                     Global Fund Services Global Limited, Trustee of
                                     The Advisors' Inner Circle Fund, Bishop Street Funds,
                                     SEI Asset Allocation Trust, SEI Daily Income Trust,
                                     SEI Index Funds, SEI Institutional International
                                     Trust, SEI Institutional Investments Trust,
                                     SEI Institutional Managed Trust, SEI Liquid
                                     Asset Trust, SEI Tax Exempt Trust, SEI Investments
                                     Global Fund Services Limited, SEI Investments
                                     Global Limited, SEI Investments (Europe),
                                     Limited SEI Investments (Asia) Limited and
                                     SEI Asset Korea Co., Ltd.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED) (CONTINUED)

                                                     TERM OF
                               POSITION(S)         OFFICE AND
     NAME, ADDRESS,             HELD WITH           LENGTH OF
         AGE(1)                 THE TRUST        TIME SERVED(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------   --------------------   --------------   ---------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY           Trustee                (Since 1994)     Attorney, Solo Practitioner since 1994. Partner,
77 yrs. old                                                       Dechert, September 1987-December 1993.







GEORGE J. SULLIVAN, JR.   Trustee                (Since 1999)     Chief Executive Officer, Newfound
65 yrs. old                                                       Consultants, Inc. since April 1997. General
                                                                  Partner, Teton Partners, L.P., June 1991-
                                                                  December 1996; Chief Financial Officer,
                                                                  Nobel Partners, L.P., March 1991-December
                                                                  1996; Treasurer and Clerk, Peak Asset
                                                                  Management, Inc., since 1991.





BETTY L. KRIKONIAN        Trustee                (Since 2005)     Self-employed Legal and Financial Services
65 yrs. old                                                       Consultant since 2003. Counsel to State Street Bank
                                                                  Global Securities and Cash Operations from
                                                                  1995 to 2003.

CHARLES E. CARLBOM        Trustee                (Since 2005)     Self-employed Business Consultant, Business
73 yrs. old                                                       Project Inc. since 1997. CEO and President, United
                                                                  Grocers Inc. from 1997 to 2000.

MITCHELL A. JOHNSON       Trustee                (Since 2005)     Retired.
66 yrs. old


JOHN K. DARR              Trustee                (Since 2008)     CEO, Office of Finance, FHL Banks, from
63 yrs. old                                                       1992 to 2007


OFFICERS

PHILIP T. MASTERSON       President              (Since 2008)     Managing Director of SEI Investments since 2006.
44 yrs. old                                                       Vice President and Assistant Secretary of the
                                                                  Administrator from 2004-2006. General Counsel
                                                                  of Citco Mutual Fund Services from 2003 to 2004.
                                                                  Vice President and Associate Counsel for the
                                                                  Oppenheimer Funds from 2001-2003.

MICHAEL LAWSON            Controller and Chief   (Since 2005)     Director, SEI Investments, Fund Accounting since
47 yrs. old               Financial Officer                       July 2005. Manager, SEI Investments AVP from April
                                                                  1995 to February 1998 and November 1998
                                                                  to July 2005.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008


       NUMBER OF FUNDS IN
 THE ADVISORS' INNER CIRCLE FUND II
      OVERSEEN BY BOARD MEMBER         OTHER DIRECTORSHIPS HELD BY BOARD MEMBER(3)
 ----------------------------------   ---------------------------------------------



                 29                   Trustee of The Advisors' Inner Circle Fund,
                                      Bishop Street Funds, SEI Asset Allocation
                                      Trust, SEI Daily Income Trust, SEI Index
                                      Funds, SEI Institutional International Trust,
                                      SEI Institutional Investments Trust, SEI
                                      Institutional Managed Trust, SEI Liquid
                                      Asset Trust, SEI Tax Exempt Trust and
                                      U.S. Charitable Gift Trust.

                 29                   Trustee, State Street Navigator Securities
                                      Lending Trust, since 1995. Trustee of The
                                      Advisors' Inner Circle Fund, Bishop Street
                                      Funds, SEI Asset Allocation Trust, SEI
                                      Daily Income Trust, SEI Index Funds,
                                      SEI Institutional International Trust,
                                      SEI Institutional Investments Trust,
                                      SEI Institutional Managed Trust, SEI
                                      Liquid Asset Trust, SEI Tax Exempt Trust,
                                      SEI Opportunity Master Fund, L.P., and
                                      SEI Opportunity Fund, L.P.

                 29 Trustee of The Advisors' Inner Circle Fund and Bishop Street Funds.



                 29 Trustee of The Advisors' Inner Circle Fund and Bishop Street Funds, Oregon Trust Co.
                                      and O.T. Logistics, Inc.

                 29                   Director, Federal Agricultural Mortgage
                                      Corporation. Trustee of The Advisors' Inner
                                      Circle Fund and Bishop Street Funds.

                 29 Trustee of The Advisors' Inner Circle Fund and Bishop Street Funds. Director of Federal
                                      Home Loan Bank of Pittsburgh and Manna, Inc.



                N/A                                       N/A






                N/A                                       N/A




THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED) (CONCLUDED)

                                             TERM OF
                          POSITION(S)      OFFICE AND
   NAME, ADDRESS,          HELD WITH        LENGTH OF
       AGE(1)              THE TRUST       TIME SERVED        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------   ----------------   ------------   ----------------------------------------------------
OFFICERS (CONTINUED)

JOSEPH M. GALLO        Vice President     (Since 2007)   Attorney for SEI Investments since 2007.
35 yrs. old            and Secretary                     Associate Counsel ICMA-RC from 2004 to 2007.
                                                         Assistant Secretary of the VantageTrust Company
                                                         in 2007. Assistant Secretary of the Vantagepoint
                                                         Funds from 2006 to 2007. Investigator, U.S.
                                                         Department of Labor from 2002 to 2004.

CAROLYN E. MEAD        Vice President     (Since 2007)   Counsel at SEI Investments since 2007. Associate at
51 yrs. old            and Assistant                     Stradley, Ronon, Stevens & Young from 2004 to 2007.
                       Secretary                         Counsel at ING Variable Annuities from 1999 to 2002.

JAMES NDIAYE           Vice President     (Since 2004)   Employed by SEI Investments Company since
39 yrs. old            and Assistant                     2004. Vice President, Deutsche Asset Management
                       Secretary                         from 2003-2004. Associate, Morgan, Lewis &
                                                         Bockius LLP from 2000-2003. Counsel, Assistant
                                                         Vice President, ING Variable Annuities Group from
                                                         1999-2000.

TIMOTHY D. BARTO       Vice President     (Since 2000)   General Counsel, Vice President and Assistant
40 yrs. old            and Assistant                     Secretary of SEI Investments Global Funds Services
                       Secretary                         since 1999; Associate, Dechert (law firm) from
                                                         1997-1999; Associate, Richter, Miller & Finn
                                                         (law firm) from 1994-1997.

RUSSELL EMERY          Chief Compliance   (Since 2006)   Director of Investment Product Management
45 yrs. old            Officer                           and Development at SEI Investments since
                                                         February 2003. Senior Investment Analyst, Equity
                                                         team at SEI Investments from March 2000 to
                                                         February 2003.

ANDREW S. DECKER       AML Officer        (Since 2008)   Compliance Officer and Product Manager, of SEI,
44 yrs. old                                              Investments since 2005. Vice President of Old Mutual
                                                         Capital from 2000 to 2005.


(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008


        NUMBER OF FUNDS IN
THE ADVISORS' INNER CIRCLE FUND II   OTHER DIRECTORSHIPS
     OVERSEEN BY BOARD MEMBER          HELD BY OFFICER
----------------------------------   -------------------









                N/A                          N/A



                N/A                          N/A






                N/A                          N/A





                N/A                          N/A





                N/A                          N/A



THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS
                                                                   JULY 31, 2008

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

                             Beginning     Ending                 Expense
                              Account     Account    Annualized    Paid
                               Value       Value       Expense    During
                              2/01/08     7/31/08      Ratios     Period*
                             ---------   ---------   ----------   -------
CORE GROWTH EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares   $1,000.00   $  934.00      0.86%     $2.20(1)
Class A Shares                1,000.00      966.90      1.04       0.87(2)
HYPOTHETICAL 5% RETURN
Institutional Class Shares   $1,000.00   $1,020.59      0.86%     $4.32
Class A Shares                1,000.00    1,019.69      1.04       5.22

DIVIDEND VALUE EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares   $1,000.00   $  927.20      0.88%     $2.25(1)
Class A Shares                1,000.00      989.30      1.06       0.89(2)
HYPOTHETICAL 5% RETURN
Institutional Class Shares   $1,000.00   $1,020.49      0.88%     $4.42
Class A Shares                1,000.00    1,019.59      1.06       5.32

STRATEGIC BALANCED FUND
ACTUAL FUND RETURN
Institutional Class Shares   $1,000.00   $  977.50      1.35%     $1.13(2)
Class A Shares                1,000.00      977.30      1.60       1.34(2)
HYPOTHETICAL 5% RETURN
Institutional Class Shares   $1,000.00   $1,018.15      1.35%     $6.77
Class A Shares                1,000.00    1,016.91      1.60       8.02

KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares   $1,000.00   $  913.10      0.82%     $2.08(1)
Class A Shares                1,000.00    1,004.30      0.99       0.84(2)
HYPOTHETICAL 5% RETURN
Institutional Class Shares   $1,000.00   $1,020.79      0.82%     $4.12
Class A Shares                1,000.00    1,019.94      0.99       4.97

HOOVER SMALL-MID CAP EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares   $1,000.00   $  961.00      1.33%     $3.46(1)
Class A Shares                1,000.00      977.60      1.44       1.21(2)
HYPOTHETICAL 5% RETURN
Institutional Class Shares   $1,000.00   $1,018.25      1.33%     $6.67
Class A Shares                1,000.00    1,017.70      1.44       7.22

INTERNATIONAL EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares   $1,000.00   $  901.00      1.19%     $3.00(1)
Class A Shares                1,000.00      967.80      1.25       1.04(2)
HYPOTHETICAL 5% RETURN
Institutional Class Shares   $1,000.00   $1,018.95      1.19%     $5.97
Class A Shares                1,000.00    1,018.65      1.25       6.27

                             Beginning     Ending                 Expense
                              Account     Account    Annualized    Paid
                               Value       Value       Expense    During
                              2/01/08     7/31/08      Ratios     Period*
                             ---------   ---------   ----------   -------
LOW DURATION BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares   $1,000.00   $1,011.20      0.56%     $1.49(1)
Class A Shares                1,000.00      999.80      0.73       0.62(2)
HYPOTHETICAL 5% RETURN
Institutional Class Shares   $1,000.00   $1,022.08      0.56%     $2.82
Class A Shares                1,000.00    1,021.23      0.73       3.67

TOTAL RETURN BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares   $1,000.00   $1,001.50      0.62%     $1.64(1)
Class A Shares                1,000.00      997.90      0.81       0.69(2)
HYPOTHETICAL 5% RETURN
Institutional Class Shares   $1,000.00   $1,021.78      0.62%     $3.12
Class A Shares                1,000.00    1,020.84      0.81       4.07

MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares   $1,000.00   $1,002.40      0.67%     $1.78(1)
HYPOTHETICAL 5% RETURN
Institutional Class Shares   $1,000.00   $1,021.53      0.67%     $3.37

LOW DURATION MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares   $1,000.00   $1,005.70      0.72%     $1.91(1)
HYPOTHETICAL 5% RETURN
Institutional Class Shares   $1,000.00   $1,021.28      0.72%     $3.62

KEMPNER TREASURY AND INCOME FUND
ACTUAL FUND RETURN
Institutional Class Shares   $1,000.00   $1,005.90      1.00%     $2.66(1)
HYPOTHETICAL 5% RETURN
Institutional Class Shares   $1,000.00   $1,019.84      1.00%     $5.02

LKCM MULTI-CAP EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares   $1,000.00   $  932.00      1.35%     $3.46(1)
HYPOTHETICAL 5% RETURN
Institutional Class Shares   $1,000.00   $1,018.10      1.35%     $6.77
LKCM SMALL-MID CAP EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares   $1,000.00   $  957.00      1.55%     $4.02(1)
HYPOTHETICAL 5% RETURN
Institutional Class Shares   $1,000.00   $1,017.16      1.55%     $7.77

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the account period, multiplied by 182/366 (to reflect the one-half year period).

(1) Commenced operations on April 25, 2008. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the account period, multiplied by 97/366.

(2) Commenced operations on June 30, 2008. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the account period, multiplied by 31/366.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), at its March 2008 meeting, the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") considered the approval of the advisory agreement and the sub-advisory agreements (each, an "Advisory Agreement" and, together, the "Advisory Agreements") for initial two-year terms. Each Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the applicable Fund(s); and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew each Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and each Sub-Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser and Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser and each Sub-Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, representatives from the Adviser and each Sub-Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser's and each Sub-Adviser's fee and other aspects of the Advisory Agreements. Among other things, the representatives provided an overview of the Adviser and each Sub-Adviser by reviewing key personnel and the Adviser's and each Sub-Adviser's investment strategies and processes. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser's and each Sub-Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of each Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decisions.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND SUB-ADVISERS

In considering the nature, extent and quality of the services to be provided by the Adviser and each Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and each Sub-Adviser to the applicable Fund(s). Among other things, the Board considered the quality of the Adviser's and each Sub-Adviser's portfolio management personnel. The Adviser's and each Sub-Adviser's registration form ("Form ADV") was provided to the Board, as was the response of the Adviser and each Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the applicable Fund(s).

The Trustees also considered other services to be provided to the applicable Fund(s) by the Adviser and each Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the applicable Fund(s) by the Adviser and each Sub-Adviser.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (CONTINUED)

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE

The Trustees reviewed reports comparing the expense ratio and advisory fees to be paid by each Fund to those paid by other comparable mutual funds and concluded that the advisory fees were reasonable and the result of arm's length negotiations, and the advisory fees to be paid by each Fund, after waivers, were consistent with the range of fees paid by similarly managed mutual funds when considered in the context of each Fund's overall expense ratio and appeared reasonable in light of the services to be rendered. Because it was not possible to determine the profitability that the Adviser and each Sub-Adviser might achieve with respect to the applicable Fund(s), the Trustees did not make any conclusions regarding the Adviser's or Sub-Advisers' profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser and each Sub-Adviser as the assets of the applicable Fund(s) grow. In this regard, during future considerations of the Advisory Agreements, the Board will consider whether any economies of scale are being realized by the Adviser and each Sub-Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that the fees are reasonable in light of the services that the Adviser and each Sub-Adviser will provide to the applicable Fund(s); and (c) agreed to approve each Advisory Agreement for an initial term of two years.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2008

NOTICE TO SHAREHOLDERS (UNAUDITED)

For the fiscal year ended July 31, 2008, the Fund is designating the following items with regard to distributions paid during the year.

                                              (A) LONG
                                            TERM CAPITAL    (B) ORDINARY
                                               GAINS           INCOME                   TAX EXEMPT        TOTAL
                                           DISTRIBUTIONS   DISTRIBUTIONS   RETURN OF      INCOME      DISTRIBUTIONS
                                            (TAX BASIS)     (TAX BASIS)     CAPITAL    DISTRIBUTION    (TAX BASIS)
                                           -------------   -------------   ---------   ------------   -------------
Core Growth Equity Fund                          0%               0%           0%            0%              0%
Dividend Value Equity Fund                       0%             100%           0%            0%            100%
Strategic Balanced Fund                          0%               0%           0%            0%              0%
Kempner Multi-Cap Deep Value Equity Fund         0%               0%           0%            0%              0%
Hoover Small-Mid Cap Equity Fund                 0%               0%           0%            0%              0%
International Equity Fund                        0%               0%           0%            0%              0%
Low Duration Bond Fund                           0%             100%           0%            0%            100%
Total Return Bond Fund                           0%             100%           0%            0%            100%
Municipal Bond Fund                              0%               0%           0%          100%            100%
Low Duration Municipal Bond Fund                 0%               0%           0%          100%            100%
Kempner Treasury and Income Fund                 0%             100%           0%            0%            100%
LKCM Multi-Cap Equity Fund                       0%               0%           0%            0%              0%
LKCM Small-Mid Cap Equity Fund                   0%               0%           0%            0%              0%

                                            (C) DIVIDENDS
                                           QUALIFYING FOR   (D) QUALIFYING
                                              CORPORATE        DIVIDEND
                                              DIVIDENDS       INCOME (15%      (E) U.S.
                                                REC.         TAX RATE FOR     GOVERNMENT
                                            DEDUCTION(1)        QDI)(2)      INTEREST(3)
                                           --------------   --------------   -----------
Core Growth Equity Fund                           0%               0%             0%
Dividend Value Equity Fund                       79%             100%             0%
Strategic Balanced Fund                           0%               0%             0%
Kempner Multi-Cap Deep Value Equity Fund          0%               0%             0%
Hoover Small-Mid Cap Equity Fund                  0%               0%             0%
International Equity Fund                         0%               0%             0%
Low Duration Bond Fund                            0%               0%            21%
Total Return Bond Fund                            0%               0%             9%
Municipal Bond Fund                               0%               0%             0%
Low Duration Municipal Bond Fund                  0%               0%             0%
Kempner Treasury and Income Fund                  0%               0%            99%
LKCM Multi-Cap Equity Fund                        0%               0%             0%
LKCM Small-Mid Cap Equity Fund                    0%               0%             0%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE FROST FUNDS WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

     ITEMS (A) AND (B) ARE BASED ON THE PERCENTAGE OF EACH FUND'S TOTAL DISTRIBUTION.

     ITEMS (C) AND (D) ARE BASED ON THE PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF EACH YEAR.

     ITEM (E) IS BASED ON THE PERCENTAGE OF GROSS INCOME OF EACH FUND.

     PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION. THIS NOTIFICATION SHOULD BE KEPT WITH YOU PERMANENT TAX PAPERS.

                                     NOTES

                                     NOTES

                               INVESTMENT ADVISER
                         Frost Investment Advisors, LLC
                             100 West Houston Street
                            San Antonio, Texas 78205

                                  SUB-ADVISERS
                      Thornburg Investment Management, Inc.
                        119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico, 87501-2046

                        Kempner Capital Management, Inc.
                    2201 Market Street, 12th Floor FNB Bldg.
                          Galveston, Texas, 77550-1503

                      Hoover Investment Management Co., LLC
                        600 California Street, Suite 550
                      San Francisco, California, 94108-2704

                   Luther King Capital Management Corporation
                         301 Commerce Street, Suite 1600
                            Fort Worth, Texas, 76102

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

    This information must be preceded or accompanied by a current prospectus for the Fund.

FIA-AR-001-0100

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

--------------------- ----------------------------------------------------- -----------------------------------------------------
                                              2008                                                   2007
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were              did not require                     were              did not require
                                        pre-approved      pre-approval                        pre-approved      pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit             $375,240            N/A               N/A             $93,050             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-              N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees(2)         N/A             $11,000             N/A               N/A               N/A               N/A


------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other           N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


Notes:
   (1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

   (2) Tax fees for the year ended July 31, 2008 are comprised of tax compliance services related to the tax-free conversion of the Frost common/collective trust funds into the respective Frost series of the Trust.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

      ---------------------------- ----------------- ----------------
                                         2008              2007
      ---------------------------- ----------------- ----------------
       Audit-Related Fees                0.00%             0.00%

      ---------------------------- ----------------- ----------------
       Tax Fees                          0.00%             0.00%

      ---------------------------- ----------------- ----------------
       All Other Fees                    0.00%             0.00%

      ---------------------------- ----------------- ----------------

(f) Not applicable.

(g) The aggregate non-audit fees and services provided to the Trust and rendered to the Trust's investment advisers and any entity controlling, controlled by, or under common control with the advisers that provides ongoing services to the Trust, and billed by E&Y for the last two fiscal years were $11,000 and $0 for 2008 and 2007, respectively. For the year ended July 31, 2008, these non-audit services were comprised of tax compliance services related to the tax-free conversion of the Frost common/collective trust funds into the respective Frost series of the Trust.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ Philip T. Masterson
                                          ----------------------------------
                                          Philip T. Masterson
                                          President

Date: October 7, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Philip T. Masterson
                                          ----------------------------------
                                          Philip T. Masterson
                                          President


Date: October 7, 2008


By (Signature and Title)*                 /s/ Michael Lawson
                                          ----------------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date: October 7, 2008

* Print the name and title of each signing officer under his or her signature.